UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 99.2%
		Aerospace & Defense: 1.2%
2,355,188		Geo Group, Inc. (The) 2018 Term Loan B, 4.100%, (US0003M + 2.000%), 03/22/24	$2,348,565	0.1
7,945,075		Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/24	7,925,212	0.4
2,550,000		Perspecta, Inc. Term Loan B, 4.419%, (US0003M + 2.250%), 04/27/25	2,565,937	0.1
5,717,670		TransDigm, Inc. 2018 Term Loan E, 4.594%, (US0003M + 2.500%), 05/30/25	5,698,779	0.3
4,652,245		TransDigm, Inc. 2018 Term Loan F, 4.594%, (US0003M + 2.500%), 06/09/23	4,639,163	0.2
2,603,766		TransDigm, Inc. 2018 Term Loan G, 4.594%, (US0003M + 2.500%), 08/22/24	2,591,908	0.1
			25,769,564	1.2

		Auto Components: 0.3%
6,295,291		Broadstreet Partners, Inc. 2018 Term Loan B, 5.344%, (US0003M + 3.250%), 11/08/23	6,273,648	0.3

		Automotive: 3.8%
4,816,650		American Axle and Manufacturing, Inc. Term Loan B, 4.350%, (US0001M + 2.250%), 04/06/24	4,805,813	0.2
2,064,263		BBB Industries U.S. Holdings, Inc. 2014 1st Lien Term Loan, 6.603%, (US0001M + 4.500%), 11/03/21	2,069,423	0.1
3,049,675		Belron Finance US LLC USD Term Loan B, 4.863%, (US0003M + 2.500%), 11/07/24	3,062,063	0.1
9,284,368		Bright Bidco B.V. 2018 Term Loan B, 5.757%, (US0003M + 3.500%), 06/30/24	9,284,369	0.4
5,897,200		Dealer Tire, LLC 2017 Term Loan B, 5.695%, (US0003M + 3.250%), 12/22/21	5,786,627	0.3
6,562,518		Dynacast International LLC Term Loan B 2, 5.584%, (US0003M + 3.250%), 01/28/22	6,587,127	0.3
1,288,313		Federal-Mogul Holdings Corporation New Term Loan C, 5.825%, (US0003M + 3.750%), 04/15/21	1,292,607	0.1
15,711,634		Gates Global LLC 2017 USD Repriced Term Loan B, 5.084%, (US0003M + 2.750%), 04/01/24	15,728,005	0.7
2,818,200		KAR Auction Services, Inc. Term Loan B5, 4.625%, (US0003M + 2.500%), 03/09/23	2,828,768	0.1
2,115,000		L&W, Inc. 2018 Term Loan B, 6.084%, (US0003M + 4.000%), 05/22/25	2,125,575	0.1
6,469,327		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.334%, (US0003M + 3.250%), 03/20/25	6,445,067	0.3
1,035,673	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 1.239%, (US0003M + 3.250%), 03/20/25	1,031,789	0.0
717,709		NN, Inc. 2016 Term Loan B, 5.844%, (US0003M + 3.750%), 10/19/22	717,709	0.0
1,330,000		NN, Inc. 2017 Term Loan, 5.344%, (US0003M + 3.250%), 04/02/21	1,330,000	0.1
2,528,714		Superior Industries International, Inc. 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 05/22/24	2,539,777	0.1
5,770,000		Tenneco, Inc. 1st Lien Term Loan B, 4.919%, (US0003M + 2.750%), 06/14/25	5,727,446	0.3
6,775,987		TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.594%, (US0003M + 2.500%), 06/30/22	6,788,692	0.3
4,989,600		Truck Hero, Inc. 1st Lien Term Loan, 5.838%, (US0003M + 3.750%), 04/21/24	5,014,548	0.2
1,680,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.338%, (US0003M + 8.250%), 04/21/25	1,696,800	0.1
			84,862,205	3.8

		Basic Materials: 0.1%
2,707,184		HB Fuller - Term Loan B 1st Lien, 4.084%, (US0003M + 2.250%), 10/20/24	2,693,014	0.1

		Beverage & Tobacco: 0.2%
4,448,797		Refresco Group BV USD Term Loan B3, 5.593%, (US0003M + 3.250%), 03/28/25	4,470,987	0.2

		Brokers, Dealers & Invetesment Houses: 0.3%
3,086,168		Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.100%, (US0003M + 6.000%), 03/24/25	3,113,172	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Brokers, Dealers & Investment Houses: (continued)
2,804,681	ESH Hospitality, Inc. 2018 Term Loan B, 4.094%, (US0003M + 2.000%), 08/30/23	$2,796,500	0.1
		5,909,672	0.3

	Building & Development: 2.9%
4,517,314	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B, 4.094%, (US0003M + 2.000%), 10/31/23	4,488,566	0.2
6,221,979	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.600%, (US0003M + 2.500%), 03/24/24	6,208,365	0.3
2,038,287	Clark Equipment Company 2018 Term Loan B, 4.334%, (US0003M + 2.000%), 05/18/24	2,027,777	0.1
3,198,925	Core & Main LP 2017 Term Loan B, 5.253%, (US0003M + 3.000%), 08/01/24	3,212,255	0.1
2,714,024	Forterra Finance, LLC 2017 Term Loan B, 5.094%, (US0003M + 3.000%), 10/25/23	2,537,048	0.1
3,570,000	GYP Holdings III Corp. 2018 Term Loan B, 4.844%, (US0003M + 2.750%), 06/01/25	3,554,381	0.1
1,896,125	Henry Company LLC Term Loan B, 6.094%, (US0003M + 4.000%), 10/05/23	1,903,236	0.1
2,105,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.094%, (US0003M + 4.000%), 05/21/25	2,112,894	0.1
2,823,654	LSF9 Cypress Holdings LLC 2018 Term Loan B, 5.419%, (US0003M + 3.250%), 05/10/25	2,818,359	0.1
350,000	Minimax GmbH & Co. KG 2018 USD Term Loan B, 5.169%, (US0003M + 3.000%), 06/14/25	350,875	0.0
2,017,302	MX Holdings US, Inc. Term Loan B1B, 4.603%, (US0003M + 2.500%), 08/14/23	2,022,345	0.1
1,366,575	NCI Building Systems, Inc. 2018 Term Loan, 4.094%, (US0003M + 2.000%), 02/07/25	1,363,585	0.1
7,000,000	Pisces Midco, Inc. 2018 Term Loan, 6.089%, (US0003M + 3.750%), 04/12/25	7,002,184	0.3
5,035,997	QUIKRETE HLDGS INC TERM LOAN, 4.844%, (US0003M + 2.750%), 11/15/23	5,022,007	0.2
1,925,000	Reece LTD 2018 Term Loan B, 4.169%, (US0003M + 2.000%), 05/30/25	1,931,016	0.1
997,500	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 01/23/25	999,370	0.0
6,270,000	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.580%, (US0003M + 3.250%), 05/23/25	6,219,840	0.3
3,585,741	Werner Co. 2017 Term Loan, 5.982%, (US0003M + 4.000%), 07/24/24	3,594,705	0.2
3,817,069	Wilsonart LLC 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 12/19/23	3,818,023	0.2
3,974,216	Zekelman Industries, Inc. Term Loan B, 4.582%, (US0003M + 2.250%), 06/14/21	3,954,346	0.2
		65,141,177	2.9

	Business Equipment & Services: 9.6%
3,136,193	Acosta Holdco, Inc. 2015 Term Loan, 5.344%, (US0003M + 3.250%), 09/26/21	2,409,829	0.1
4,880,113	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.344%, (US0001M + 3.250%), 07/23/21	4,645,258	0.2
1,000,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.594%, (US0003M + 6.500%), 07/25/22	915,500	0.0
11,810,550	AlixPartners, LLP 2017 Term Loan B, 4.844%, (US0003M + 3.000%), 04/04/24	11,817,931	0.5
5,491,571	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.138%, (US0003M + 3.250%), 07/20/20	5,507,590	0.3
1,370,000	Almonde, Inc. USD 2nd Lien Term Loan, 9.557%, (US0003M + 7.250%), 06/13/25	1,324,047	0.1
215,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.844%, (US0003M + 7.750%), 02/23/26	217,956	0.0
2,228,125	Array Canada Inc. Term Loan B, 7.334%, (US0003M + 5.000%), 02/10/23	2,223,961	0.1
2,947,725	Ascend Learning, LLC 2017 Term Loan B, 5.094%, (US0003M + 3.250%), 07/12/24	2,948,830	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
930,600		ASP MCS Acquisition Corp. Term Loan B, 6.853%, (US0003M + 4.750%), 05/18/24	$918,968	0.0
3,675,788		ATS Consolidated, Inc. 2018 1st Lien Term Loan, 5.844%, (US0003M + 3.750%), 02/28/25	3,687,274	0.2
2,392,975		Big Ass Fans, LLC 2018 Term Loan, 6.084%, (US0003M + 3.750%), 05/21/24	2,400,951	0.1
2,210,850		Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.344%, (US0003M + 3.250%), 10/03/23	2,208,546	0.1
4,950,000		Colorado Buyer Inc Term Loan B, 5.360%, (US0003M + 3.000%), 05/01/24	4,955,158	0.2
156,774	(1)	DG Investment Intermediate Holdings 2, Inc. 2018 Delayed Draw Term Loan, 3.593%, (US0003M + 3.000%), 02/03/25	155,794	0.0
1,459,568		DG Investment Intermediate Holdings 2, Inc., Convergint Technologies LLC 2018 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/03/25	1,450,445	0.1
2,823,694		DTI Holdco, Inc. 2018 Term Loan B, 6.844%, (US0003M + 4.750%), 10/02/23	2,823,694	0.1
7,386,708		EIG Investors Corp. 2018 1st Lien Term Loan, 6.075%, (US0003M + 3.750%), 02/09/23	7,391,325	0.3
989,030		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.594%, (US0003M + 3.500%), 06/28/24	992,121	0.1
155,851	(1)	Engineered Machinery Holdings, Inc. 2nd Lien Delayed Draw Term Loan, 9.211%, (US0003M + 7.250%), 07/18/25	157,020	0.0
4,621,775		Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 07/19/24	4,621,775	0.2
1,309,149		Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.586%, (US0003M + 7.250%), 07/18/25	1,318,968	0.1
4,993,053		EVO Payments International LLC 2018 1st Lien Term Loan, 5.360%, (US0003M + 3.250%), 12/12/23	4,985,254	0.2
2,304,348		First American Payment Systems, L.P. 2016 Term Loan, 6.763%, (US0003M + 5.750%), 01/03/24	2,324,511	0.1
3,782,375		First Data Corporation 2022 USD Term Loan, 4.091%, (US0003M + 2.000%), 07/08/22	3,764,409	0.2
6,342,075		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.834%, (US0003M + 3.500%), 08/01/24	6,288,561	0.3
1,644,923		Garda World Security Corporation 2017 Term Loan, 5.805%, (US0003M + 3.000%), 05/24/24	1,655,204	0.1
2,448,863		GreenSky Holdings, LLC 2018 Term Loan B, 5.375%, (US0003M + 3.500%), 03/29/25	2,470,290	0.1
6,490,967		GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.584%, (US0003M + 3.250%), 06/16/23	6,496,374	0.3
3,805,000		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.169%, (US0003M + 4.000%), 11/21/24	3,790,731	0.2
2,988,454		IQOR US Inc. 2nd Lien Term Loan, 11.058%, (US0003M + 8.750%), 04/01/22	2,863,934	0.1
4,787,671		IQOR US Inc. Term Loan B, 7.308%, (US0003M + 5.000%), 04/01/21	4,789,668	0.2
9,954,777		KUEHG Corp.. 2017 1st Lien Term Loan, 6.084%, (US0003M + 3.750%), 08/13/22	9,976,558	0.5
5,127,150		Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.530%, (US0003M + 3.250%), 03/13/25	5,120,741	0.2
2,305,000		Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.738%, (US0003M + 7.500%), 03/13/26	2,310,762	0.1
2,044,615		LegalZoom.com, Inc. 1st Lien Term Loan, 6.588%, (US0003M + 4.500%), 11/21/24	2,067,617	0.1
7,428,404		NeuStar, Inc. 2018 Term Loan B4, 5.594%, (US0003M + 3.500%), 08/08/24	7,445,430	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
1,849,487	NeuStar, Inc. 2nd Lien Term Loan, 10.334%, (US0003M + 8.000%), 08/08/25	$1,801,709	0.1
2,650,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.608%, (US0003M + 7.750%), 08/01/25	2,641,168	0.1
8,637,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 12/20/24	8,538,037	0.4
2,470,000	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.232%, (US0003M + 3.250%), 05/01/25	2,487,754	0.1
390,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.482%, (US0003M + 7.500%), 05/01/26	394,875	0.0
915,000	PricewaterhouseCoopers LLP 2018 Term Loan, 5.232%, (US0003M + 3.250%), 05/01/25	918,431	0.0
1,037,400	Prometric Holdings, Inc. 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 01/29/25	1,036,752	0.1
11,314,500	Red Ventures, LLC 1st Lien Term Loan, 6.094%, (US0003M + 4.000%), 11/08/24	11,388,248	0.5
1,381,313	Red Ventures, LLC 2nd Lien Term Loan, 10.094%, (US0003M + 8.000%), 11/08/25	1,415,845	0.1
465,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 05/29/26	463,838	0.0
2,655,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.584%, (US0003M + 3.250%), 05/30/25	2,646,735	0.1
3,034,750	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/24	2,989,229	0.1
2,457,650	Sandvine Corporation Term Loan B, 7.894%, (US0003M + 5.750%), 09/21/22	2,479,154	0.1
3,601,915	Solera Holdings, Inc. USD Term Loan B, 4.844%, (US0001M + 2.750%), 03/03/23	3,596,872	0.2
5,731,480	Spin Holdco Inc. 2017 Term Loan B, 5.342%, (US0003M + 3.750%), 11/14/22	5,716,641	0.3
6,298,350	Staples, Inc. 2017 Term Loan B, 6.358%, (US0003M + 4.000%), 09/12/24	6,217,435	0.3
4,184,298	Stiphout Finance LLC USD 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 10/26/22	4,179,068	0.2
2,994,750	SurveyMonkey Inc. 2017 Term Loan, 6.600%, (US0003M + 4.500%), 04/13/24	2,991,007	0.1
1,282,050	Switch, Ltd. 2017 Term Loan B, 4.344%, (US0003M + 2.250%), 06/27/24	1,284,721	0.1
3,151,527	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.600%, (US0003M + 3.500%), 08/28/24	3,148,901	0.1
674,900	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.844%, (US0003M + 3.750%), 08/25/24	676,798	0.0
108,419	WASH Multifamily Laundry Systems LLC, Coinamatic Canada Inc. Canadian 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 05/14/22	108,690	0.0
620,675	WASH Multifamily Laundry Systems, LLC 2015 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 05/14/22	622,227	0.0
9,950,000	West Corporation 2017 Term Loan, 6.094%, (US0003M + 4.000%), 10/10/24	9,929,563	0.5
4,095,000	West Corporation 2018 Term Loan B1, 5.594%, (US0003M + 3.500%), 10/10/24	4,087,322	0.2
		213,204,005	9.6

	Cable & Satellite Television: 2.5%
7,224,525	CSC Holdings LLC, 4.323%, (US0003M + 2.250%), 07/17/25	7,181,106	0.3
3,000,000	CSC Holdings, LLC 2018 Term Loan B, 4.573%, (US0003M + 2.500%), 01/25/26	2,995,125	0.2
1,683,000	Numericable Group SA USD Term Loan B11, 4.844%, (US0003M + 2.750%), 07/31/25	1,656,353	0.1
11,794,817	Radiate Holdco, LLC 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/01/24	11,613,873	0.5
2,467,643	Telesat Canada Term Loan B4, 4.840%, (US0003M + 3.000%), 11/17/23	2,470,192	0.1
5,000,000	UPC Financing Partnership USD Term Loan AR, 4.573%, (US0003M + 2.500%), 01/15/26	4,951,875	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Cable & Satellite Television: (continued)
5,215,000	Virgin Media Bristol LLC Term Loan K, 4.573%, (US0003M + 2.500%), 01/15/26	$5,184,033	0.2
10,417,624	WideOpenWest Finance LLC 2017 Term Loan B, 5.335%, (US0003M + 3.250%), 08/18/23	9,991,147	0.5
8,430,000	Ziggo Secured Finance Partnership USD Term Loan E, 4.573%, (US0003M + 2.500%), 04/15/25	8,353,607	0.4
		54,397,311	2.5

	Chemicals & Plastics: 4.4%
1,469,939	A. Schulman, Inc. USD Term Loan B, 5.304%, (US0003M + 3.250%), 06/01/22	1,469,939	0.1
3,550,459	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.569%, (US0003M + 3.250%), 09/13/23	3,543,801	0.2
2,674,881	Allnex USA, Inc. USD Term Loan B3, 5.569%, (US0003M + 3.250%), 09/13/23	2,669,866	0.1
5,143,050	Alpha 3 B.V. 2017 Term Loan B1, 5.334%, (US0003M + 3.000%), 01/31/24	5,162,336	0.2
14,176,356	Avantor, Inc. 2017 1st Lien Term Loan, 6.094%, (US0003M + 4.000%), 11/21/24	14,287,740	0.6
3,900,000	Composite Resins Holding B.V. 2018 Term Loan B, 6.419%, (US0003M + 4.000%), 06/26/25	3,890,250	0.2
6,253,575	Diamond (BC) B.V. USD Term Loan, 5.097%, (US0003M + 3.000%), 09/06/24	6,163,680	0.3
3,993,647	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.594%, (US0001M + 3.500%), 08/01/21	4,027,346	0.2
3,195,567	Encapsys, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 11/07/24	3,205,553	0.1
1,656,011	Ferro Corporation 2018 USD Term Loan B2, 4.584%, (US0003M + 2.250%), 02/14/24	1,654,631	0.1
1,620,777	Ferro Corporation 2018 USD Term Loan B3, 4.584%, (US0003M + 2.250%), 02/14/24	1,619,427	0.1
3,213,850	Ineos US Finance LLC 2017 USD Term Loan B, 4.094%, (US0003M + 2.000%), 03/31/24	3,206,963	0.1
2,822,965	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 6.344%, (US0003M + 4.250%), 06/30/22	2,721,513	0.1
2,290,363	KMG Chemicals Inc. Term Loan B, 4.844%, (US0003M + 2.750%), 06/15/24	2,303,246	0.1
2,960,563	Kraton Polymers, LLC 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 03/05/25	2,960,563	0.1
3,452,709	MacDermid, Inc. USD Term Loan B6, 5.094%, (US0003M + 3.000%), 06/07/23	3,463,499	0.2
1,041,475	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 4.334%, (US0003M + 2.000%), 07/25/24	1,045,380	0.0
5,566,638	Plaskolite, Inc. 1st Lien Term Loan, 5.598%, (US0003M + 3.500%), 11/03/22	5,559,680	0.3
3,389,369	PQ Corporation 2018 Term Loan B, 4.594%, (US0003M + 2.500%), 02/08/25	3,386,898	0.2
4,179,525	Prince Minerals, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 3.500%), 03/20/25	4,187,362	0.2
3,155,000	Solenis International, LP 2018 1st Lien Term Loan, 6.169%, (US0003M + 4.000%), 12/18/23	3,151,712	0.1
888,288	Trinseo Materials Operating S.C.A. 2018 Term Loan, 4.094%, (US0003M + 2.000%), 09/09/24	887,732	0.0
3,663,168	Tronox Blocked Borrower LLC Term Loan B, 5.094%, (US0003M + 3.000%), 09/22/24	3,668,127	0.2
8,453,464	Tronox Finance LLC Term Loan B, 5.094%, (US0003M + 3.000%), 09/22/24	8,464,910	0.4
2,629,135	Univar Inc. 2017 USD Term Loan B, 4.594%, (US0003M + 2.500%), 07/01/24	2,627,492	0.1
1,250,550	Venator Materials Corporation Term Loan B, 5.094%, (US0003M + 3.000%), 08/08/24	1,266,182	0.1
		96,595,828	4.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Clothing/Textiles: 0.2%
4,751,125	Varsity Brands, Inc. 2017 Term Loan B, 5.594%, (US0003M + 3.500%), 12/15/24	$4,762,015	0.2

	Communications: 0.2%
5,150,000	Shutterfly, Inc., 4.850%, (US0003M + 2.750%), 08/17/24	5,165,450	0.2

	Conglomerates: 0.0%
977,809	Jason Incorporated 1st Lien Term Loan, 6.834%, (US0003M + 4.500%), 06/30/21	956,419	0.0

	Consumer, Cyclical: 0.2%
3,526,477	Twin River Management Group, Inc. Term Loan, 5.837%, (US0003M + 3.500%), 07/10/20	3,535,293	0.2

	Consumer, Non-cyclical: 0.5%
5,539,394	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.750%), 08/30/24	5,528,143	0.2
5,635,594	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 6.350%, (US0003M + 4.250%), 06/28/24	5,649,683	0.3
		11,177,826	0.5

	Containers & Glass Products: 4.5%
5,047,350	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.445%, (US0003M + 3.000%), 04/22/24	5,037,886	0.2
8,845,000	Berlin Packaging LLC 2018 Term Loan B, 5.043%, (US0003M + 3.000%), 11/07/25	8,809,461	0.4
6,530,250	BWAY Holding Company 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 04/03/24	6,544,538	0.3
1,478,844	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 05/22/24	1,484,159	0.1
5,914,310	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.308%, (US0003M + 3.000%), 12/29/23	5,904,279	0.3
5,860,000	Flex Acquisition Company, Inc. 2018 1st Lien Term Loan, 5.419%, (US0003M + 3.250%), 06/29/25	5,874,650	0.3
3,816,760	Milacron LLC Amended Term Loan B, 4.594%, (US0003M + 2.500%), 09/28/23	3,809,603	0.2
1,675,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.482%, (US0003M + 3.500%), 05/01/25	1,677,616	0.1
425,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.732%, (US0003M + 7.750%), 05/01/26	430,490	0.0
1,712,084	Plastipak Packaging, Inc. 2018 Term Loan B, 4.600%, (US0003M + 2.500%), 10/14/24	1,706,198	0.1
6,368,994	PROAMPAC PG BORROWER LLC FIRST LIEN TERM LOAN, 5.614%, (US0003M + 3.500%), 11/18/23	6,387,573	0.3
660,000	PROAMPAC PG BORROWER LLC SECOND LIEN TERM LOAN, 10.584%, (US0003M + 8.500%), 11/18/24	672,375	0.0
20,347,326	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.844%, (US0003M + 3.000%), 02/05/23	20,344,498	0.9
4,945,150	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 10/31/24	4,926,606	0.2
8,940,995	SIG Combibloc Group AG, 4.844%, (US0001M + 2.750%), 03/13/22	8,953,566	0.4
10,339,088	Titan Acquisition Limited 2018 Term Loan B, 5.094%, (US0003M + 3.500%), 03/28/25	10,209,849	0.5
2,930,352	TricorBraun Holdings Inc First Lien Term Loan, 6.089%, (US0003M + 3.750%), 11/30/23	2,941,341	0.1
295,261	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.084%, (US0003M + 3.750%), 11/30/23	296,368	0.0
1,985,723	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.344%, (US0003M + 3.250%), 10/17/24	1,975,795	0.1
680,000	Trident TPI Holdings, Inc. 2018 Term Loan, 5.230%, (US0003M + 3.250%), 10/17/24	675,325	0.0
		98,662,176	4.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Cosmetics/Toiletries: 0.3%
4,260,000	Rodan & Fields, LLC 2018 Term Loan B, 6.073%, (US0003M + 4.000%), 06/06/25	$4,268,009	0.2
2,539,350	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.844%, (US0003M + 4.750%), 06/30/24	2,565,536	0.1
		6,833,545	0.3

	Drugs: 1.0%
6,057,660	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.840%, (US0003M + 4.750%), 04/02/22	6,080,376	0.3
9,968,389	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0003M + 3.500%), 05/04/25	9,968,389	0.4
5,430,038	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.375%, (US0003M + 4.250%), 04/29/24	5,404,582	0.2
1,385,832	Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.375%, (US0003M + 3.250%), 03/29/24	1,385,254	0.1
		22,838,601	1.0

	Ecological Services & Equipment: 0.8%
3,522,572	4L Holdings, LLC 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 05/08/20	3,260,580	0.2
9,004,285	Ads Waste Holdings Inc Term Loan, 4.231%, (US0003M + 2.250%), 11/10/23	8,993,732	0.4
847,875	Gopher Resource, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 03/06/25	851,055	0.0
4,875,500	Wrangler Buyer Corp. Term Loan B, 4.844%, (US0003M + 2.750%), 09/27/24	4,872,453	0.2
		17,977,820	0.8

	Electronics/Electrical: 14.2%
1,560,000	ABC Financial Services, Inc. First Lien Term Loan, 6.251%, (US0003M + 4.250%), 01/02/25	1,567,800	0.1
5,027,408	Aptean, Inc. 2017 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 12/20/22	5,032,908	0.2
3,290,179	ASG Technologies Group, Inc. 2018 Term Loan, 5.594%, (US0003M + 3.500%), 07/31/24	3,277,841	0.2
4,294,932	Avast Software B.V. 2018 USD Term Loan B, 4.834%, (US0003M + 2.500%), 09/30/23	4,303,754	0.2
6,756,497	Barracuda Networks, Inc. 1st Lien Term Loan, 5.307%, (US0003M + 3.250%), 02/12/25	6,739,606	0.3
520,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.307%, (US0003M + 7.250%), 02/12/26	522,925	0.0
15,730,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.419%, (US0003M + 4.250%), 06/26/25	15,644,083	0.7
15,999,644	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 09/10/22	16,022,364	0.7
11,102,973	Compuware Corporation Term Loan B3, 5.590%, (US0003M + 3.500%), 12/15/21	11,137,670	0.5
9,386,907	Dell International LLC 2017 Term Loan B, 4.100%, (US0003M + 2.000%), 09/07/23	9,356,315	0.4
1,075,000	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.419%, (US0003M + 4.250%), 06/22/25	1,069,625	0.1
9,670,110	Epicor Software Corporation 1st Lien Term Loan, 5.350%, (US0003M + 3.750%), 06/01/22	9,664,066	0.4
2,153,725	Exact Merger Sub LLC 1st Lien Term Loan, 6.584%, (US0003M + 4.250%), 09/27/24	2,164,494	0.1
3,180,716	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 04/06/20	3,195,293	0.1
1,428,261	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.594%, (US0003M + 6.500%), 04/05/21	1,433,617	0.1
10,136,496	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.344%, (US0003M + 2.250%), 02/15/24	10,100,592	0.5
7,284,815	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.834%, (US0003M + 3.500%), 12/01/23	7,301,511	0.3
11,361,973	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 07/01/22	11,422,328	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,214,625	Infor (US), Inc. Term Loan B6, 4.844%, (US0003M + 2.750%), 02/01/22	$1,210,526	0.1
7,725,949	Informatica Corporation 2018 USD Term Loan, 5.344%, (US0003M + 3.250%), 08/05/22	7,749,405	0.4
13,946,835	Kronos Incorporated 2017 Term Loan B, 5.358%, (US0003M + 3.000%), 11/01/23	13,945,245	0.6
2,925,000	Lully Finance LLC USD Term Loan B3, 5.594%, (US0001M + 3.500%), 10/14/22	2,925,000	0.1
5,281,699	M/A-COM Technology Solutions Holdings, Inc. 2017 Add on Term Loan, 4.344%, (US0003M + 2.250%), 05/17/24	5,217,880	0.2
1,183,633	MA FinanceCo., LLC USD Term Loan B3, 4.844%, (US0001M + 2.750%), 06/21/24	1,176,605	0.1
2,970,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.613%, (US0003M + 3.250%), 02/07/25	2,948,963	0.1
792,847	MaxLinear, Inc. Term Loan B, 4.573%, (US0003M + 2.500%), 05/12/24	794,829	0.0
1,460,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.594%, (US0003M + 8.500%), 09/29/25	1,491,025	0.1
12,751,828	McAfee, LLC 2017 USD Term Loan B, 6.594%, (US0003M + 4.500%), 09/30/24	12,858,624	0.6
10,373,844	MH Sub I, LLC 2017 1st Lien Term Loan, 5.835%, (US0003M + 3.750%), 09/13/24	10,384,654	0.5
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.585%, (US0003M + 7.500%), 09/15/25	2,559,050	0.1
2,554,225	ON Semiconductor Corporation 2018 1st Lien Term Loan B, 3.844%, (US0003M + 1.750%), 03/31/23	2,555,998	0.1
1,377,459	Optiv Security, Inc. 1st Lien Term Loan, 5.313%, (US0003M + 3.250%), 02/01/24	1,345,174	0.1
5,520,000	PowerSchool 2018 Term Loan B, 5.419%, (US0003M + 3.250%), 05/30/25	5,499,300	0.3
9,840,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.576%, (US0003M + 4.250%), 05/16/25	9,835,897	0.4
3,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.576%, (US0003M + 8.250%), 05/16/26	3,007,500	0.1
11,371,406	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.363%, (US0003M + 3.000%), 11/03/23	11,250,585	0.5
8,947,739	Riverbed Technology, Inc. 2016 Term Loan, 5.350%, (US0003M + 3.250%), 04/24/22	8,861,455	0.4
3,919,749	Rovi Solutions Corporation Term Loan B, 4.600%, (US0003M + 2.500%), 07/02/21	3,931,999	0.2
8,768,969	RP Crown Parent LLC Term Loan B, 4.844%, (US0003M + 3.500%), 10/12/23	8,739,742	0.4
7,993,367	Seattle Spinco, Inc. USD Term Loan B3, 4.844%, (US0003M + 2.750%), 06/21/24	7,986,708	0.4
7,819,611	SkillSoft Corporation 1st Lien Term Loan, 6.844%, (US0003M + 4.750%), 04/28/21	7,412,342	0.3
14,785,725	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.094%, (US0003M + 3.000%), 02/05/24	14,820,634	0.7
4,560,000	SonicWALL, Inc. 1st Lien Term Loan, 5.826%, (US0003M + 3.500%), 05/16/25	4,548,600	0.2
1,060,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.826%, (US0003M + 7.500%), 05/18/26	1,054,258	0.1
3,436,811	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.594%, (US0003M + 2.500%), 04/16/25	3,444,114	0.2
9,084,565	SS&C Technologies Inc. 2018 Term Loan B3, 4.594%, (US0003M + 2.500%), 04/16/25	9,103,870	0.4
7,007,000	TTM Technologies, Inc. 2017 Term Loan, 4.482%, (US0003M + 2.500%), 09/28/24	7,033,276	0.3
10,139,867	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.654%, (US0003M + 4.500%), 01/27/23	9,318,112	0.4
6,985,591	Western Digital Corporation 2018 Term Loan B4, 3.844%, (US0003M + 1.750%), 04/29/23	6,993,596	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
2,881,667	Xperi Corporation 2018 Term Loan B1, 4.594%, (US0003M + 2.500%), 12/01/23	$2,873,261	0.1
		312,835,019	14.2

	Financial: 0.0%
500,000	AmWINS Group Inc Second Lien, 8.844%, (US0003M + 6.750%), 01/25/25	504,063	0.0

	Financial Intermediaries: 2.1%
5,900,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.073%, (US0003M + 3.000%), 06/15/25	5,893,545	0.3
1,317,933	Blucora, Inc. 2017 Term Loan B, 5.334%, (US0003M + 3.000%), 05/22/24	1,324,523	0.0
8,568,525	Duff & Phelps Corporation 2017 Term Loan B, 5.584%, (US0003M + 3.250%), 02/13/25	8,547,104	0.4
1,641,750	Edelman Financial Group, The 2017 Term Loan B, 6.732%, (US0003M + 4.250%), 11/11/24	1,648,591	0.1
1,045,000	Edelman Financial Group, The 2018 2nd Lien Term Loan, 8.919%, (US0003M + 6.750%), 06/08/26	1,055,288	0.0
5,960,000	Edelman Financial Group, The 2018 Term Loan B, 5.419%, (US0003M + 3.250%), 06/08/27	5,960,030	0.3
6,843,375	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.334%, (US0003M + 3.000%), 12/01/22	6,891,278	0.3
3,764,069	Focus Financial Partners, LLC 2018 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 07/03/24	3,768,774	0.2
7,573,643	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.489%, (US0003M + 2.250%), 09/23/24	7,585,473	0.3
1,576,995	Priority Payment Systems LLC Term Loan, 7.100%, (US0003M + 5.000%), 01/03/23	1,598,679	0.1
2,125,000	Trans Union, LLC 2018 Term Loan B4, 4.169%, (US0003M + 2.000%), 06/08/25	2,120,574	0.1
		46,393,859	2.1

	Food Products: 2.3%
2,233,125	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.863%, (US0003M + 3.500%), 07/07/24	2,244,291	0.1
4,635,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.844%, (US0003M + 2.750%), 03/31/25	4,611,825	0.2
1,966,323	CSM Bakery Solutions LLC 1st Lien Term Loan, 6.310%, (US0003M + 4.000%), 07/03/20	1,917,165	0.1
3,605,083	Del Monte Foods, Inc. 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 02/18/21	3,035,029	0.1
6,287,651	Hostess Brands, LLC 2017 Repriced Term Loan, 4.344%, (US0003M + 2.250%), 08/03/22	6,254,905	0.3
9,955,063	IRB Holding Corp 1st Lien Term Loan, 5.266%, (US0003M + 3.250%), 02/05/25	9,982,439	0.5
13,403,623	JBS USA, LLC 2017 Term Loan B, 4.835%, (US0003M + 2.500%), 10/30/22	13,346,376	0.6
2,762,100	NPC International, Inc. 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 04/19/24	2,772,458	0.1
970,000	NPC International, Inc. 2nd Lien Term Loan, 9.594%, (US0003M + 7.500%), 04/18/25	984,550	0.1
5,205,000	Sigma Bidco B.V. 2018 USD Term Loan B, 5.169%, (US0003M + 3.000%), 02/23/25	5,216,388	0.2
		50,365,426	2.3

	Food Service: 1.7%
9,589,983	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.344%, (US0003M + 2.250%), 02/16/24	9,549,466	0.4
3,611,041	CEC Entertainment Concepts, L.P. Term Loan, 5.344%, (US0003M + 3.250%), 02/14/21	3,371,810	0.2
1,515,000	Flynn Restaurant Group LP 1st Lien Term Loan, 5.669%, (US0003M + 3.500%), 06/01/25	1,515,000	0.1
1,065,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.594%, (US0003M + 4.500%), 04/07/25	1,068,328	0.0
9,521,186	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.823%, (US0003M + 2.750%), 10/04/23	9,541,266	0.4
6,160,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.091%, (US0003M + 3.000%), 05/23/25	6,115,081	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Service: (continued)
1,336,650	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.250%), 03/07/25	$1,330,524	0.1
725,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.835%, (US0003M + 6.750%), 03/06/26	727,719	0.0
1,964,359	Manitowoc Foodservice, Inc. Term Loan B, 4.844%, (US0003M + 3.000%), 03/03/23	1,966,765	0.1
2,768,063	Tacala, LLC 1st Lien Term Loan, 5.232%, (US0003M + 3.250%), 01/31/25	2,759,412	0.1
640,000	Tacala, LLC 2nd Lien Term Loan, 8.982%, (US0003M + 7.000%), 01/30/26	646,800	0.0
		38,592,171	1.7

	Food/Drug Retailers: 2.2%
13,321,233	Albertsons, LLC USD 2017 Term Loan B4, 4.844%, (US0001M + 2.750%), 08/25/21	13,201,556	0.6
3,969,925	Albertsons, LLC USD 2017 Term Loan B6, 5.319%, (US0003M + 3.000%), 06/22/23	3,934,775	0.2
3,171,013	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 09/26/24	2,982,074	0.1
1,955,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.844%, (US0003M + 7.750%), 09/26/25	1,611,247	0.1
5,271,788	EG Finco Limited 2018 USD Term Loan, 6.334%, (US0003M + 4.000%), 02/07/25	5,233,346	0.2
942,638	EG Group Limited 2018 USD Term Loan B, 6.337%, (US0003M + 4.000%), 02/06/25	936,942	0.1
6,432,162	Moran Foods LLC Term Loan, 8.094%, (US0003M + 6.000%), 12/05/23	5,081,408	0.2
1,408,841	Portillos Holdings, LLC 1st Lien Term Loan, 6.834%, (US0003M + 4.500%), 08/02/21	1,421,168	0.1
7,100,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 11/15/22	6,946,164	0.3
2,373,673	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.594%, (US0003M + 3.500%), 06/08/24	2,376,640	0.1
3,956,122	Supervalu Inc. 2017 Term Loan B, 5.594%, (US0003M + 3.500%), 06/08/24	3,961,067	0.2
		47,686,387	2.2

	Forest Products: 0.2%
3,306,713	Blount International Inc. USD 2017 Term Loan B, 6.232%, (US0003M + 4.250%), 04/12/23	3,331,513	0.2

	Health Care: 10.5%
8,004,282	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.594%, (US0003M + 2.500%), 02/16/23	8,036,795	0.4
6,129,638	ADMI Corp. 2018 Term Loan B, 5.344%, (US0003M + 3.250%), 04/30/25	6,125,806	0.3
3,237,071	Air Methods Corporation 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 04/21/24	3,112,645	0.1
5,104,458	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.546%, (US0003M + 3.500%), 05/10/23	5,110,042	0.2
5,824,905	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.334%, (US0003M + 3.000%), 01/17/22	5,857,670	0.3
2,568,094	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.584%, (US0003M + 4.000%), 09/01/24	2,561,674	0.1
3,260,803	Catalent Pharma Solutions Inc. USD Term Loan B, 4.344%, (US0001M + 2.750%), 05/20/24	3,261,566	0.1
15,346,149	Change Healthcare Holdings LLC 2017 Term Loan B, 4.844%, (US0001M + 2.750%), 03/01/24	15,314,490	0.7
8,856,367	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.359%, (US0003M + 3.000%), 06/07/23	8,881,271	0.4
985,050	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.250%), 06/28/24	986,281	0.0
2,548,254	Concentra Inc. 2018 1st Lien Term Loan, 4.740%, (US0003M + 2.750%), 06/01/22	2,552,501	0.1
5,082,315	Cotiviti Corporation Term Loan B, 4.543%, (US0003M + 2.500%), 09/28/23	5,095,021	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
689,000		DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 5.919%, (US0003M + 3.750%), 06/06/25	$690,508	0.0
2,756,000		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.919%, (US0003M + 3.750%), 06/06/25	2,762,030	0.1
1,352,700		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.600%, (US0003M + 4.500%), 12/20/24	1,370,454	0.1
3,257,357		Envision Healthcare Corp Term Loan B, 5.100%, (US0003M + 3.000%), 12/01/23	3,259,882	0.1
9,217,172		ExamWorks Group, Inc. 2017 Term Loan, 5.344%, (US0003M + 3.250%), 07/27/23	9,241,653	0.4
2,985,000		Global Medical Response, Inc. 2017 Term Loan B2, 6.335%, (US0003M + 4.250%), 03/14/25	2,952,911	0.1
9,208,537		Global Medical Response, Inc. 2018 Term Loan B1, 5.280%, (US0003M + 3.250%), 04/28/22	8,955,302	0.4
2,534,576		Greenway Health, LLC 2017 1st Lien Term Loan, 6.080%, (US0003M + 4.250%), 02/14/24	2,537,744	0.1
15,098,875		Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.238%, (US0003M + 2.250%), 01/31/25	15,116,178	0.7
5,085,000		Inovalon Holdings, Inc. 2018 Term Loan B, 5.563%, (US0003M + 3.500%), 04/02/25	4,961,053	0.2
8,237,069		Jaguar Holding Company II 2018 Term Loan, 4.594%, (US0003M + 2.500%), 08/18/22	8,197,597	0.4
2,456,403		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.584%, (US0003M + 3.250%), 02/02/24	2,464,080	0.1
2,105,000		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.169%, (US0003M + 6.000%), 05/23/25	2,047,112	0.1
5,789,281		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.084%, (US0003M + 2.750%), 06/07/23	5,767,120	0.3
3,761,540		nThrive, Inc. 2016 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 10/20/22	3,746,652	0.2
8,822,888		NVA Holdings, Inc. Term Loan B3, 4.844%, (US0003M + 2.750%), 02/02/25	8,793,481	0.4
745,000		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.336%, (US0003M + 3.250%), 06/30/25	742,765	0.0
10,379,125		Parexel International Corporation Term Loan B, 4.844%, (US0003M + 2.750%), 09/27/24	10,335,875	0.5
4,025,672		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.835%, (US0003M + 2.750%), 02/14/25	3,982,062	0.2
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.335%, (US0003M + 6.250%), 02/13/26	100,417	0.0
1,186,989	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 2.131%, (US0003M + 2.750%), 02/14/25	1,176,108	0.1
3,306,713		PharMerica Corporation 1st Lien Term Loan, 5.546%, (US0003M + 3.500%), 12/06/24	3,306,025	0.2
2,245,800		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 10/23/23	2,242,526	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.594%, (US0003M + 7.250%), 10/21/24	102,767	0.0
3,735,707		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.500%, (US0003M + 5.500%), 02/22/24	3,745,046	0.2
5,172,750		Select Medical Corporation 2017 Term Loan B, 4.806%, (US0003M + 2.750%), 03/01/21	5,166,284	0.2
10,238,704		Sotera Health Holdings, LLC 2017 Term Loan, 5.334%, (US0003M + 3.000%), 05/15/22	10,292,027	0.5
4,555,575		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.350%, (US0001M + 3.250%), 09/02/24	4,554,154	0.2
4,740,000		Team Health Holdings, Inc. 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 02/06/24	4,587,927	0.2
1,494,900		Tecomet Inc. 2017 Repriced Term Loan, 5.511%, (US0003M + 3.750%), 05/01/24	1,501,440	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
3,639,568	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.094%, (US0003M + 3.000%), 06/23/24	$3,635,019	0.2
8,559,925	U.S. Renal Care, Inc. 2015 Term Loan B, 6.552%, (US0003M + 4.250%), 12/31/22	8,480,745	0.4
12,159,285	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 4.982%, (US0003M + 3.000%), 06/01/25	12,135,027	0.5
1,369,234	Vizient, Inc. 1st Lien Term Loan B, 4.844%, (US0001M + 3.500%), 02/13/23	1,372,828	0.1
3,690,750	Wink Holdco, Inc 1st Lien Term Loan B, 5.094%, (US0003M + 3.000%), 12/02/24	3,682,675	0.2
1,010,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.850%, (US0003M + 6.750%), 11/03/25	1,011,262	0.0
		231,912,498	10.5

	Home Furnishings: 0.6%
2,515,988	Global Appliance Inc. Term Loan B, 6.100%, (US0003M + 4.000%), 09/29/24	2,541,147	0.1
9,949,434	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 05/02/22	9,917,566	0.4
1,920,277	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.747%, (US0003M + 3.500%), 11/08/23	1,640,035	0.1
		14,098,748	0.6

	Industrial Equipment: 2.1%
1,452,678	Accudyne Industries, LLC 2017 Term Loan, 5.344%, (US0003M + 3.750%), 08/18/24	1,452,527	0.1
3,367,183	Columbus McKinnon Corporation 2018 Term Loan B, 4.834%, (US0003M + 2.500%), 01/31/24	3,346,138	0.2
11,536,315	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.001%, (US0003M + 4.000%), 11/30/23	11,428,162	0.5
2,514,236	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.094%, (US0003M + 3.000%), 12/20/24	2,518,950	0.1
1,922,171	ExGen Renewables IV, LLC Term Loan B, 5.310%, (US0003M + 3.000%), 11/28/24	1,931,781	0.1
8,281,763	Filtration Group Corporation 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.000%), 03/29/25	8,298,152	0.4
5,081,941	Gardner Denver, Inc. 2017 USD Term Loan B, 4.844%, (US0003M + 2.750%), 07/30/24	5,095,916	0.2
1,326,375	Global Brass & Copper, Inc. 2018 Term Loan B, 4.625%, (US0003M + 2.500%), 05/24/25	1,329,691	0.1
2,434,777	Kenan Advantage Group, Inc. 2015 Term Loan, 5.094%, (US0003M + 3.000%), 07/31/22	2,440,104	0.1
740,366	Kenan Advantage Group, Inc. CAD Term Loan B, 5.094%, (US0003M + 3.000%), 07/31/22	741,986	0.0
1,358,679	Rexnord LLC 2017 Term Loan B, 4.341%, (US0003M + 2.250%), 08/21/24	1,359,316	0.1
3,366,575	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.625%, (US0003M + 3.500%), 02/28/25	3,366,575	0.2
1,117,200	Safe Fleet Acquisition, Corp. 2018 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 02/01/25	1,109,287	0.0
475,000	Safe Fleet Acquisition, Corp. 2018 2nd Lien Term Loan, 8.740%, (US0003M + 6.750%), 02/01/26	475,594	0.0
855,000	Waterjet Holdings, Inc. Term Loan, 5.153%, (US0003M + 3.000%), 04/03/25	852,863	0.0
		45,747,042	2.1

	Insurance: 5.7%
15,692,194	Acrisure, LLC 2017 Term Loan B, 6.609%, (US0003M + 4.250%), 11/22/23	15,735,348	0.7
740,000	Acrisure, LLC 2018 Term Loan B, 5.919%, (US0003M + 3.750%), 11/22/23	740,000	0.0
11,757,127	Alliant Holdings I, Inc. 2018 Term Loan B, 5.046%, (US0003M + 3.000%), 05/09/25	11,697,660	0.5
5,713,000	AmWINS Group, Inc. 2017 Term Loan B, 4.820%, (US0001M + 2.750%), 01/25/24	5,699,163	0.3
6,481,025	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.000%), 09/19/24	6,497,733	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
1,120,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 09/19/25	$1,158,733	0.1
9,514,564	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.344%, (US0003M + 3.250%), 10/22/24	9,493,157	0.4
7,642,800	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 04/27/24	7,642,800	0.4
300,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.844%, (US0003M + 6.750%), 04/27/25	302,250	0.0
5,060,804	CH Hold Corp. 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/01/24	5,065,551	0.2
14,320,000	Hub International Limited 2018 Term Loan B, 5.360%, (US0003M + 3.000%), 04/25/25	14,244,892	0.6
9,680,405	NFP Corp. Term Loan B, 5.094%, (US0003M + 3.500%), 01/08/24	9,632,003	0.4
12,846,344	Sedgwick, Inc. 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 03/01/21	12,796,564	0.6
3,545,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.892%, (US0003M + 5.750%), 02/28/22	3,567,156	0.2
5,359,500	USI, Inc. 2017 Repriced Term Loan, 5.334%, (US0003M + 3.000%), 05/16/24	5,334,712	0.2
8,160,000	Vertafore, Inc. 2018 1st Lien Term Loan B, 5.419%, (US0003M + 3.250%), 05/30/25	8,116,932	0.4
2,015,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.419%, (US0003M + 7.250%), 05/30/26	2,008,073	0.1
5,805,384	VF Holding Corp Reprice Term Loan, 5.344%, (US0003M + 3.250%), 06/30/23	5,819,897	0.3
		125,552,624	5.7

	Leisure Good/Activities/Movies: 3.4%
5,890,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.594%, (US0003M + 3.750%), 05/24/25	5,882,638	0.3
2,035,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 04/25/25	2,038,816	0.1
865,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.844%, (US0003M + 8.750%), 04/27/26	845,537	0.0
6,783,725	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.084%, (US0003M + 3.250%), 09/18/24	6,741,326	0.3
8,598,450	Crown Finance US, Inc. 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 02/28/25	8,554,925	0.4
6,249,375	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 02/01/24	6,177,769	0.3
9,295,315	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 03/08/24	9,299,191	0.4
530,000	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.094%, (US0003M + 7.000%), 09/06/24	543,250	0.0
9,859,151	Fitness International, LLC 2018 Term Loan B, 5.480%, (US0003M + 3.250%), 04/18/25	9,897,355	0.4
3,007,463	GVC Holdings PLC 2018 USD Term Loan, 4.602%, (US0003M + 2.500%), 03/29/24	3,009,968	0.1
7,966,940	LTF Merger Sub, Inc. 2017 Term Loan B, 5.057%, (US0003M + 2.750%), 06/10/22	7,963,953	0.4
1,503,530	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.339%, (US0003M + 7.000%), 01/23/23	1,518,565	0.1
5,029,956	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.344%, (US0003M + 3.250%), 07/21/22	5,023,668	0.2
3,395,019	SRAM, LLC 2018 Term Loan B, 4.929%, (US0003M + 2.750%), 03/15/24	3,386,531	0.2
1,560,000	Winnebago Industries, Inc. 2017 Term Loan, 5.720%, (US0003M + 3.500%), 11/08/23	1,556,100	0.1
2,845,000	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.419%, (US0003M + 2.250%), 03/31/25	2,850,334	0.1
		75,289,926	3.4

	Lodging & Casinos: 3.7%
881,100	Belmond Interfin Ltd. Dollar Term Loan, 4.844%, (US0003M + 2.750%), 07/03/24	881,651	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: (continued)
13,855,375		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.844%, (US0003M + 2.750%), 12/22/24	$13,847,949	0.6
415,578		CBAC Borrower, LLC 2017 Term Loan B, 6.094%, (US0003M + 4.000%), 07/05/24	417,241	0.0
4,207,500		CityCenter Holdings, LLC 2017 Term Loan B, 4.344%, (US0003M + 2.250%), 04/18/24	4,192,159	0.2
2,497,447		Eldorado Resorts LLC 2017 Term Loan B, 4.375%, (US0003M + 2.250%), 04/17/24	2,504,470	0.1
8,180,040		Everi Payments Inc. Term Loan B, 5.094%, (US0003M + 3.000%), 05/09/24	8,215,828	0.4
6,218,750		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 10/20/24	6,234,297	0.3
1,460,000		Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.100%, (US0003M + 7.000%), 10/20/25	1,492,850	0.1
18,830,630		Scientific Games International, Inc. 2018 Term Loan B5, 4.906%, (US0003M + 2.750%), 08/14/24	18,781,199	0.9
13,053,908		Stars Group Holdings B.V. (The) 2018 USD Term Loan B, 5.094%, (US0003M + 3.000%), 04/06/25	13,076,569	0.6
11,102,888		Station Casinos LLC 2016 Term Loan B, 4.600%, (US0003M + 2.500%), 06/08/23	11,102,921	0.5
			80,747,134	3.7

		Nonferrous Metals/Minerals: 0.8%
11,890,000		Covia Holdings Corporation Term Loan, 6.050%, (US0003M + 3.750%), 06/01/25	11,909,321	0.5
6,174,525		U.S. Silica Company 2018 Term Loan B, 6.125%, (US0003M + 4.000%), 05/01/25	6,182,243	0.3
			18,091,564	0.8

		Oil & Gas: 1.1%
2,070,000		Brazos Delaware II, LLC Term Loan B, 6.088%, (US0003M + 4.000%), 05/21/25	2,072,587	0.1
1,192,015		Crestwood Holdings LLC 2018 Term Loan B, 9.550%, (US0003M + 7.500%), 03/06/23	1,180,095	0.1
2,015,841		FTS International, Inc. New Term Loan B, 6.844%, (US0003M + 4.750%), 04/16/21	2,028,860	0.1
2,538,638		Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.830%, (US0003M + 4.500%), 12/23/24	2,532,291	0.1
3,344,688	(2),(3)	HGIM Corp. Term Loan B, 5.669%, 06/18/20	1,438,216	0.1
3,820,425		McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.094%, (US0003M + 5.000%), 05/10/25	3,845,258	0.2
6,203,825		Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 10/30/24	6,134,032	0.3
974,496		MEG Energy Corp. 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 12/31/23	976,932	0.0
3,034,750		Navitas Midstream Midland Basin, LLC Term Loan B, 6.585%, (US0003M + 4.500%), 12/13/24	3,011,989	0.1
			23,220,260	1.1

		Publishing: 0.5%
6,044,850		Meredith Corporation Term Loan B, 5.094%, (US0003M + 3.000%), 01/31/25	6,058,076	0.3
2,384,354		Merrill Communications, LLC 2015 Term Loan, 7.609%, (US0003M + 5.250%), 06/01/22	2,402,237	0.1
2,885,920		Tribune Media Company Term Loan C, 5.094%, (US0003M + 3.000%), 01/27/24	2,883,490	0.1
231,545		Tribune Media Company Term Loan, 5.094%, (US0003M + 3.000%), 12/27/20	232,232	0.0
			11,576,035	0.5

		Radio & Television: 2.1%
4,939,328		A-L Parent LLC 2016 1st Lien Term Loan, 5.350%, (US0003M + 3.250%), 12/01/23	4,957,850	0.2
320,900		A-L Parent LLC 2017 1st Lien Term Loan, 5.419%, (US0003M + 3.250%), 12/01/23	323,006	0.0
5,465,042		CBS Radio Inc. 2017 Term Loan B, 4.838%, (US0003M + 2.750%), 11/17/24	5,438,853	0.2
5,400,915		Cumulus Media New Holdings Inc. Exit Term Loan, 6.600%, (US0003M + 4.500%), 05/15/22	5,377,286	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television: (continued)
4,029,900	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.341%, (US0003M + 2.250%), 03/24/25	$4,019,825	0.2
439,204	Mission Broadcasting, Inc. 2017 Term Loan B2, 4.482%, (US0003M + 2.500%), 01/17/24	439,478	0.0
3,381,888	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.482%, (US0003M + 2.500%), 01/17/24	3,384,002	0.2
14,340,000	Sinclair Television Group Inc. 2017 Term Loan B, 4.669%, (US0003M + 2.500%), 12/12/24	14,336,343	0.7
9,252,103	Univision Communications Inc. Term Loan C5, 4.844%, (US0003M + 2.750%), 03/15/24	8,958,016	0.4
		47,234,659	2.1

	Retailers (Except Food & Drug): 4.4%
1,266,250	Abercrombie & Fitch Management Co. 2018 Term Loan B, 5.590%, (US0003M + 3.500%), 08/07/21	1,270,998	0.1
2,479,419	Academy, Ltd. 2015 Term Loan B, 5.988%, (US0003M + 4.000%), 07/01/22	2,073,414	0.1
5,598,824	Ascena Retail Group, Inc. 2015 Term Loan B, 6.625%, (US0003M + 4.500%), 08/21/22	5,016,546	0.2
2,985,000	Bass Pro Group, LLC Term Loan B, 7.094%, (US0003M + 5.000%), 09/25/24	2,997,125	0.1
5,866,905	Belk, Inc. Term Loan B First Lien, 7.087%, (US0003M + 4.750%), 12/12/22	4,572,924	0.2
9,228,598	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.530%, (US0003M + 3.750%), 02/03/24	9,238,980	0.4
1,279,543	BJs Wholesale Club, Inc. 2017 2nd Lien Term Loan, 9.530%, (US0003M + 7.500%), 02/03/25	1,294,898	0.1
4,056,320	General Nutrition Centers, Inc. 2018 Term Loan B, 10.850%, (US0003M + 8.750%), 03/04/21	3,921,111	0.2
954,187	General Nutrition Centers, Inc. FILO Term Loan, 9.100%, (US0003M + 7.000%), 12/31/22	984,303	0.0
10,284,429	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.594%, (US0003M + 2.500%), 08/18/23	10,251,375	0.5
7,684,126	Jo-Ann Stores, Inc. 2016 Term Loan, 7.509%, (US0003M + 5.000%), 10/20/23	7,642,501	0.4
1,000,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.581%, (US0003M + 9.250%), 05/02/24	991,250	0.0
7,309,354	Leslies Poolmart, Inc. 2016 Term Loan, 5.594%, (US0003M + 3.500%), 08/16/23	7,310,114	0.3
9,160,925	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.501%, (US0003M + 3.500%), 04/09/25	9,212,400	0.4
2,117,053	National Vision, Inc. 2017 Repriced Term Loan, 4.853%, (US0003M + 2.750%), 11/20/24	2,117,053	0.1
7,440,018	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 5.263%, (US0003M + 3.250%), 10/25/20	6,612,316	0.3
6,358,952	Party City Holdings Inc. 2018 Term Loan B, 4.992%, (US0003M + 2.750%), 08/19/22	6,364,414	0.3
7,734,524	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.609%, (US0003M + 3.250%), 01/26/23	5,603,663	0.3
11,056,249	PetSmart, Inc., 5.010%, (US0003M + 3.000%), 03/11/22	9,184,979	0.4
		96,660,364	4.4

	Steel: 0.3%
7,225,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.505%, (US0003M + 3.500%), 02/12/25	7,197,906	0.3

	Surface Transport: 0.9%
1,096,125	AI Mistral Holdco Limited 2017 Term Loan B, 5.094%, (US0003M + 3.000%), 03/09/24	1,093,385	0.0
8,339,100	Navistar International Corporation 2017 1st Lien Term Loan B, 5.530%, (US0003M + 3.500%), 11/06/24	8,375,584	0.4
1,592,464	OSG Bulk Ships, Inc OBS Term Loan, 6.770%, (US0003M + 4.250%), 08/05/19	1,584,502	0.1
3,136,303	PODS, LLC 2018 1st Lien Term Loan, 4.780%, (US0003M + 2.750%), 12/06/24	3,130,911	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Surface Transport: (continued)
6,775,649	XPO Logistics, Inc. 2018 Term Loan B, 4.091%, (US0003M + 2.000%), 02/24/25	$6,737,102	0.3
		20,921,484	0.9

	Technology: 0.6%
13,597,250	Almonde, Inc. - Term Loan B 1st Lien, 5.807%, (US0003M + 3.500%), 06/13/24	13,377,994	0.6

	Telecommunications: 5.0%
2,970,000	Altice Financing SA 2017 USD Term Loan B, 5.098%, (US0003M + 2.750%), 07/15/25	2,932,875	0.1
1,960,150	Altice Financing SA USD 2017 1st Lien Term Loan, 5.098%, (US0003M + 2.750%), 01/31/26	1,935,648	0.1
1,150,000	Asurion LLC 2017 2nd Lien Term Loan, 8.094%, (US0003M + 6.000%), 08/04/25	1,162,398	0.1
10,730,942	Asurion LLC 2017 Term Loan B4, 4.844%, (US0003M + 2.750%), 08/04/22	10,725,576	0.5
8,433,331	Asurion LLC 2018 Term Loan B6, 4.844%, (US0003M + 2.750%), 11/03/23	8,434,208	0.4
7,261,800	Avaya, Inc. 2018 Term Loan B, 6.323%, (US0003M + 4.250%), 12/15/24	7,289,787	0.3
9,552,000	CenturyLink, Inc. 2017 Term Loan B, 4.844%, (US0003M + 2.750%), 01/31/25	9,371,190	0.4
3,426,093	Communications Sales & Leasing, Inc. 2017 Term Loan B, 5.094%, (US0003M + 3.000%), 10/24/22	3,280,895	0.1
6,735,752	Consolidated Communications, Inc. 2016 Term Loan B, 5.100%, (US0003M + 3.000%), 10/04/23	6,661,659	0.3
525,000	Encompass Digital Media, Inc. 2nd Lien Term Loan, 10.090%, (US0003M + 7.750%), 06/06/22	430,500	0.0
4,156,960	Global Tel*Link Corporation 1st Lien Term Loan, 6.334%, (US0003M + 4.000%), 05/23/20	4,176,447	0.2
850,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.584%, (US0003M + 7.750%), 11/23/20	854,958	0.0
6,000,000	Level 3 Financing Inc. 2017 Term Loan B, 4.334%, (US0003M + 2.250%), 02/22/24	5,993,436	0.3
3,985,013	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.094%, (US0003M + 3.000%), 11/15/24	3,995,804	0.2
6,950,000	Numericable Group SA USD Term Loan B12, 5.348%, (US0003M + 3.000%), 01/31/26	6,850,094	0.3
3,828,730	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 11/01/24	3,861,435	0.2
1,548,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.669%, (US0003M + 4.500%), 11/01/24	1,555,740	0.1
3,485,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/25	3,486,453	0.2
7,584,000	Sprint Communications, Inc. 1st Lien Term Loan B, 4.625%, (US0003M + 2.500%), 02/02/24	7,553,194	0.3
4,817,925	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.046%, (US0003M + 5.000%), 03/09/23	4,820,936	0.2
1,690,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.046%, (US0003M + 9.000%), 03/11/24	1,681,550	0.1
8,775,000	Telenet Financing USD LLC USD Term Loan AN, 4.323%, (US0003M + 2.250%), 08/17/26	8,724,272	0.4
2,537,024	U.S. Telepacific Corporation 2017 Term Loan B, 7.334%, (US0003M + 5.000%), 05/02/23	2,506,897	0.1
3,066,791	Windstream Corporation Repriced Term Loan B6, 6.090%, (US0003M + 4.000%), 03/29/21	2,915,369	0.1
		111,201,321	5.0

	Utilities: 1.8%
8,756,000	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.594%, (US0003M + 2.500%), 01/15/25	8,732,289	0.4
2,997,355	Dayton Power & Light Company (The) Term Loan B, 4.100%, (US0003M + 3.250%), 08/24/22	3,010,469	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Utilities: (continued)
1,970,226	EFS Cogen Holdings I LLC 2016 Term Loan B, 5.590%, (US0003M + 3.500%), 06/28/23	$1,971,303	0.1
1,301,829	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.850%, (US0003M + 4.750%), 12/17/22	1,305,083	0.1
5,160,358	Helix Gen Funding, LLC Term Loan B, 5.844%, (US0003M + 3.750%), 06/02/24	5,174,869	0.2
1,940,000	Longview Power LLC Term Loan B, 8.360%, (US0003M + 6.000%), 04/13/21	1,700,734	0.1
1,524,132	Middle River Power LLC Term Loan B, 9.334%, (US0003M + 7.000%), 10/18/22	1,425,063	0.1
2,171,857	Nautilus Power, LLC Term Loan B, 6.344%, (US0003M + 4.250%), 05/16/24	2,189,843	0.1
1,326,885	Southeast PowerGen, LLC Term Loan B, 5.600%, (US0003M + 3.500%), 12/02/21	1,238,426	0.0
6,542,455	TEX Operations Co. LLC Exit Term Loan B, 4.094%, (US0003M + 2.000%), 08/04/23	6,504,123	0.3
987,469	Vistra Operations Company LLC 2016 Term Loan B2, 4.344%, (US0003M + 2.250%), 12/14/23	983,251	0.0
4,391,967	TPF II Power, LLC Term Loan B, 5.844%, (US0003M + 3.750%), 10/02/23	4,394,712	0.2
1,537,809	Vistra Energy Corp. 1st Lien Term Loan B3, 4.067%, (US0003M + 2.000%), 12/31/25	1,528,799	0.1
		40,158,964	1.8

	Total Loans
	(Cost $2,210,421,903)	2,193,923,517	99.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
69,381	(3)	Cumulus Media, Inc. Class A	1,101,423	0.1
42,798	(3)	Everyware Global, Inc.	363,783	0.0
57,165	(3)	Millennium Health, LLC	2,858	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
222	(3)	Southcross Holdings GP LLC	–	0.0
222	(3)	Southcross Holdings LP Class A	49,395	0.0
	Total Equities and Other Assets
	(Cost $1,863,079)		1,517,459	0.1

	Total Long-Term Investments
	(Cost $2,212,284,982)		2,195,440,976	99.3

SHORT-TERM INVESTMENTS: 7.3%
		Money Market Fund: 7.3%
161,491,251	(3),(5)	State Street Institutional Liquid Reserves Fund - Premier Class, 2.080%
		(Cost $161,494,250)	161,491,251	7.3

	Total Short-Term Investments
	(Cost $161,494,250)		161,491,251	7.3

	Total Investments (Cost $2,373,779,232)		$2,356,932,227	106.6
	Liabilities in Excess of Other Assets		(146,818,724)	(6.6)
	Net Assets		$2,210,113,503	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Loans	$–	$2,193,923,517	$–	$2,193,923,517
Equities and Other Assets	–	1,517,459	–	1,517,459
Short-Term Investments	161,491,251	–	–	161,491,251
Total Investments, at fair value	$161,491,251	$2,195,440,976	$–	$2,356,932,227

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,373,882,344.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,235,126
Gross Unrealized Depreciation	(22,185,243)

Net Unrealized Depreciation	$(16,950,117)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 63.1%
1,489,537		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$1,803,545	0.2
2,452,166		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,945,517	0.3
9,055,249		Fannie Mae 2005-17 B, 6.500%, (US0001M + 0.000%), 03/25/2035	10,241,249	1.1
2,412,372		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,767,162	0.3
1,126,053		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,204,580	0.1
10,963,705	(1)	Fannie Mae 2010-150 PS, 4.509%, (-1.000*US0001M + 6.600%), 12/25/2039	781,334	0.1
10,389,593	(1)	Fannie Mae 2010-95 SB, 4.509%, (-1.000*US0001M + 6.600%), 09/25/2040	1,147,942	0.1
4,551,334		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	4,902,850	0.5
12,306,364	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	1,662,929	0.2
1,814,056		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	2,010,144	0.2
3,369,952		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,423,946	0.4
169,040		Fannie Mae REMIC Trust 2004-61 SH, 15.628%, (-3.998*US0001M + 23.988%), 11/25/2032	221,665	0.0
3,165,627		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,439,665	0.4
1,409,731	(1)	Fannie Mae REMIC Trust 2005-17 ES, 4.659%, (-1.000*US0001M + 6.750%), 03/25/2035	140,148	0.0
1,093,046		Fannie Mae REMIC Trust 2005-59 NQ, 11.647%, (-2.500*US0001M + 16.875%), 05/25/2035	1,315,476	0.1
1,067,596		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	1,119,816	0.1
342,542		Fannie Mae REMIC Trust 2006-115 ES, 18.196%, (-4.000*US0001M + 26.560%), 12/25/2036	455,491	0.1
2,530,148	(1)	Fannie Mae REMIC Trust 2006-36 SP, 4.609%, (-1.000*US0001M + 6.700%), 05/25/2036	274,790	0.0
5,396,658	(1)	Fannie Mae REMIC Trust 2006-79 SH, 4.359%, (-1.000*US0001M + 6.450%), 08/25/2036	858,905	0.1
507,692	(2)	Fannie Mae REMIC Trust 2009-12 LK, 8.996%, 03/25/2039	542,899	0.1
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,140,853	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	6,206,913	0.7
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,528,664	0.6
2,167,448		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,316,045	0.3
11,485,621	(1)	Fannie Mae REMIC Trust 2012-128 VS, 4.159%, (-1.000*US0001M + 6.250%), 06/25/2042	1,255,011	0.1
9,228,735	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	790,116	0.1
4,585,998	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	745,743	0.1
4,102,936	(1)	Fannie Mae REMIC Trust 2012-68 SD, 4.609%, (-1.000*US0001M + 6.700%), 06/25/2032	591,565	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,306,435	0.4
1,520,523	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	185,308	0.0
4,299,484	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	520,677	0.1
1,263,662		Fannie Mae REMICS 2004-89 ES, 9.359%, (-1.850*US0001M + 13.227%), 08/25/2034	1,334,007	0.1
7,175,907		Fannie Mae Series 2016-51 S, 3.829%, (-1.000*US0001M + 5.920%), 10/25/2043	6,830,228	0.7
2,804,387		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,949,985	0.3
3,957,307		Freddie Mac REMIC Trust 2005-S001 2A2, 2.110%, (US0001M + 0.150%), 09/25/2045	3,922,732	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
664,984		Freddie Mac REMIC Trust 2653 SC, 5.809%, (-0.500*US0001M + 6.800%), 07/15/2033	$697,673	0.1
1,172,880		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,322,618	0.1
272,728		Freddie Mac REMIC Trust 3012 ST, 14.496%, (-3.600*US0001M + 21.960%), 04/15/2035	343,412	0.0
573,285		Freddie Mac REMIC Trust 3065 DC, 13.640%, (-3.000*US0001M + 19.860%), 03/15/2035	744,574	0.1
964,290		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	1,045,876	0.1
6,091,239	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	135,102	0.0
585,379	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	104,357	0.0
232,971	(1)	Freddie Mac REMIC Trust 3753 PS, 4.027%, (-1.000*US0001M + 6.100%), 06/15/2040	7,965	0.0
664,183		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	682,363	0.1
3,918,033		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	4,044,225	0.4
1,781,766	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	249,550	0.0
1,148,016		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,290,701	0.1
252,386	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 5.909%, (-1.000*US0001M + 8.000%), 10/25/2023	26,433	0.0
1,745,745		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,882,626	0.2
4,853,340		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	5,636,200	0.6
674,923		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	837,660	0.1
508,980		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	662,041	0.1
2,936,766		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	3,487,476	0.4
1,002,274		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	1,074,459	0.1
3,125,375		Ginnie Mae 2009-H01 FA, 3.234%, (US0001M + 1.150%), 11/20/2059	3,156,184	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,184,720	0.2
3,683,035		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	3,985,456	0.4
6,748,443	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	5,434,561	0.6
5,045,594		Ginnie Mae 2012-H14 FK, 2.497%, (US0001M + 0.580%), 07/20/2062	5,074,875	0.5
5,372,461	(1)	Ginnie Mae 2014-107 XS, 3.515%, (-1.000*US0001M + 5.600%), 07/16/2044	583,694	0.1
2,626,315	(1)	Ginnie Mae 2014-96 SQ, 3.515%, (-1.000*US0001M + 5.600%), 07/16/2044	288,818	0.0
3,928,966		Ginnie Mae 2015-H13 FG, 2.317%, (US0001M + 0.400%), 04/20/2065	3,932,244	0.4
28,699,719	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	4,192,337	0.5
3,939,230	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	415,519	0.1
24,563,820		Ginnie Mae 2016-H20 FB, 2.467%, (US0001M + 0.550%), 09/20/2066	24,718,965	2.6
23,862,030		Ginnie Mae 2016-H23 F, 2.667%, (US0001M + 0.750%), 10/20/2066	24,175,363	2.6
185,804		Ginnie Mae Series 2002-11 TS, 14.745%, (-3.000*US0001M + 21.000%), 02/16/2032	221,031	0.0
1,440,386	(1)	Ginnie Mae Series 2002-76 SG, 5.515%, (-1.000*US0001M + 7.600%), 10/16/2029	203,477	0.0
4,949,901		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	5,221,489	0.6
181,274		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	198,449	0.0
1,647,588		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,763,954	0.2
1,069,159		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	1,158,140	0.1
4,393,609		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	4,685,350	0.5

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
131,277		Ginnie Mae Series 2004-87 SB, 5.267%, (-1.154*US0001M + 7.673%), 03/17/2033	$133,195	0.0
1,679,725	(1)	Ginnie Mae Series 2004-98 SA, 4.616%, (-1.000*US0001M + 6.700%), 11/20/2034	282,713	0.0
1,515,308		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,643,605	0.2
463,189	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	83,434	0.0
1,279,971	(1)	Ginnie Mae Series 2005-7 AH, 4.685%, (-1.000*US0001M + 6.770%), 02/16/2035	177,887	0.0
1,261,909	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	280,845	0.0
773,900		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	833,140	0.1
519,525		Ginnie Mae Series 2005-91 UP, 10.130%, (-2.000*US0001M + 14.300%), 09/16/2031	583,262	0.1
7,387,833		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	8,588,635	0.9
1,784,892		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	2,000,699	0.2
12,517,235	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	123,416	0.0
3,344,816		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	3,640,530	0.4
2,621,370	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	728,737	0.1
102,682		Ginnie Mae Series 2007-37 S, 17.655%, (-3.667*US0001M + 25.300%), 04/16/2037	115,347	0.0
162,654		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	172,820	0.0
114,496		Ginnie Mae Series 2007-5 MT, 2.304%, (US0001M + 0.000%), 02/20/2034	114,380	0.0
3,131,735	(1)	Ginnie Mae Series 2007-53 SC, 4.416%, (-1.000*US0001M + 6.500%), 09/20/2037	472,189	0.1
89,339		Ginnie Mae Series 2007-53 SW, 13.954%, (-3.000*US0001M + 20.205%), 09/20/2037	110,302	0.0
1,612,840		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,723,297	0.2
2,990,953		Ginnie Mae Series 2007-63 Z, 6.000%, 10/20/2037	3,295,550	0.4
2,640,958		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,045,877	0.3
847,455	(1)	Ginnie Mae Series 2008-3 SA, 4.466%, (-1.000*US0001M + 6.550%), 01/20/2038	126,036	0.0
1,768,923	(1)	Ginnie Mae Series 2008-40 PS, 4.415%, (-1.000*US0001M + 6.500%), 05/16/2038	247,448	0.0
3,810,548	(1)	Ginnie Mae Series 2008-82 SA, 3.916%, (-1.000*US0001M + 6.000%), 09/20/2038	477,919	0.1
8,719,921	(1)	Ginnie Mae Series 2009-110 SA, 4.265%, (-1.000*US0001M + 6.350%), 04/16/2039	822,313	0.1
735,195		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	777,055	0.1
2,189,259		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	2,343,810	0.3
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,158,124	0.1
4,122,787		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	4,367,046	0.5
3,725,130		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	3,903,228	0.4
2,783,390		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,086,943	0.3
403,872	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	15,776	0.0
1,683,413		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,179,223	0.2
5,011,601		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	6,982,044	0.7
2,976,154		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	3,757,887	0.4
2,870,555	(1)	Ginnie Mae Series 2009-66 QS, 4.016%, (-1.000*US0001M + 6.100%), 07/20/2039	287,686	0.0
2,986,175		Ginnie Mae Series 2009-67 NZ, 6.000%, 08/16/2039	3,206,232	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,375,237	(1)	Ginnie Mae Series 2009-77 SA, 4.065%, (-1.000*US0001M + 6.150%), 09/16/2039	$173,951	0.0
3,232,635		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,616,201	0.4
903,126		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,140,107	0.1
560,939		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	590,053	0.1
3,607,323	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	497,576	0.1
2,767,341	(1)	Ginnie Mae Series 2010-116 NS, 4.565%, (-1.000*US0001M + 6.650%), 09/16/2040	363,749	0.0
308,551	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	39,862	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,594,668	0.2
2,011,268	(1)	Ginnie Mae Series 2010-158 SA, 3.966%, (-1.000*US0001M + 6.050%), 12/20/2040	286,321	0.0
765,992	(1)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	29,417	0.0
28,275,443	(1)	Ginnie Mae Series 2010-166 GS, 3.916%, (-1.000*US0001M + 6.000%), 12/20/2040	3,203,421	0.3
2,920,138	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	349,620	0.0
3,125,000		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	3,237,576	0.4
5,493,170		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	5,545,268	0.6
865,254	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	102,659	0.0
2,100,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,314,065	0.3
2,123,551	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	543,788	0.1
5,199,789		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,901,069	0.6
2,391,284		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,521,889	0.3
624,951	(1)	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/2038	20,804	0.0
1,255,301	(1)	Ginnie Mae Series 2010-9 SB, 4.416%, (-1.000*US0001M + 6.500%), 09/20/2038	55,707	0.0
6,794,217		Ginnie Mae Series 2010-H01 FA, 2.796%, (US0001M + 0.820%), 01/20/2060	6,856,317	0.7
8,293,245		Ginnie Mae Series 2010-H10 FB, 2.976%, (US0001M + 1.000%), 05/20/2060	8,440,038	0.9
8,862,210		Ginnie Mae Series 2010-H10 FC, 2.976%, (US0001M + 1.000%), 05/20/2060	8,991,826	1.0
10,199,921		Ginnie Mae Series 2010-H20 AF, 2.247%, (US0001M + 0.330%), 10/20/2060	10,194,984	1.1
606,402	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	93,398	0.0
209,591		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	228,227	0.0
553,985	(2)	Ginnie Mae Series 2011-169 BG, 5.411%, 04/16/2039	583,882	0.1
6,697,217		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	6,834,257	0.7
1,863,394		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,945,227	0.2
9,105,076	(1)	Ginnie Mae Series 2011-73 LS, 4.606%, (-1.000*US0001M + 6.690%), 08/20/2039	780,148	0.1
1,412,678		Ginnie Mae Series 2011-H07 FA, 2.417%, (US0001M + 0.500%), 02/20/2061	1,416,326	0.2
3,038,615	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	370,595	0.0
3,589,017	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	353,309	0.0
936,012	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	118,138	0.0
11,341,783	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	1,128,819	0.1
756,426	(1)	Ginnie Mae Series 2012-34 MS, 4.615%, (-1.000*US0001M + 6.700%), 04/16/2041	103,756	0.0
264,556		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	266,754	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,302,490	(1)	Ginnie Mae Series 2012-48 SA, 4.565%, (-1.000*US0001M + 6.650%), 04/16/2042	$1,201,725	0.1
8,807,210	(1)	Ginnie Mae Series 2012-60 SG, 4.015%, (-1.000*US0001M + 6.100%), 05/16/2042	1,288,668	0.1
2,344,224	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	334,010	0.0
2,539,535		Ginnie Mae Series 2012-H11 VA, 2.567%, (US0001M + 0.650%), 05/20/2062	2,565,503	0.3
29,568,590		Ginnie Mae Series 2012-H12 FB, 2.967%, (US0001M + 1.050%), 02/20/2062	30,052,457	3.2
2,264,905		Ginnie Mae Series 2012-H20 BA, 2.477%, (US0001M + 0.560%), 09/20/2062	2,274,730	0.2
3,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	3,114,629	0.3
1,299,470		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,193,551	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	582,460	0.1
1,778,513	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	294,814	0.0
9,122,303	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	1,402,042	0.2
4,858,411	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	375,452	0.0
2,515,043		Ginnie Mae Series 2013-H08 BF, 2.317%, (US0001M + 0.400%), 03/20/2063	2,514,003	0.3
5,102,308		Ginnie Mae Series 2013-H10 FT, 2.700%, (H15T1Y + 0.450%), 04/20/2063	5,111,403	0.6
3,998,329		Ginnie Mae Series 2013-H14 FC, 2.387%, (US0001M + 0.470%), 06/20/2063	4,008,564	0.4
1,361,572		Ginnie Mae Series 2013-H18 BA, 2.517%, (US0001M + 0.600%), 07/20/2063	1,369,299	0.2
4,255,960		Ginnie Mae Series 2013-H19 DF, 2.567%, (US0001M + 0.650%), 05/20/2063	4,280,672	0.5
11,993,317		Ginnie Mae Series 2013-H19 FC, 2.517%, (US0001M + 0.600%), 08/20/2063	12,056,285	1.3
3,465,547		Ginnie Mae Series 2013-H20 FB, 2.917%, (US0001M + 1.000%), 08/20/2063	3,516,633	0.4
4,371,977		Ginnie Mae Series 2013-H23 FA, 3.217%, (US0001M + 1.300%), 09/20/2063	4,472,197	0.5
9,486,277		Ginnie Mae Series 2013-H23 TA, 2.637%, (US0001M + 0.720%), 09/20/2063	9,572,585	1.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	2,868,790	0.3
5,640,615		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	5,787,353	0.6
4,430,830	(1)	Ginnie Mae Series 2014-30 ES, 2.916%, (-1.000*US0001M + 5.000%), 03/20/2040	433,143	0.1
11,659,986	(2)	Ginnie Mae Series 2015-10 Q, 2.280%, 10/20/2044	10,224,393	1.1
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	12,082,170	1.3
3,917,317	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	643,301	0.1
10,451,438		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	10,153,845	1.1
43,500,054		Ginnie Mae Series 2015-H31 FT, 2.567%, (US0001M + 0.650%), 11/20/2065	43,652,135	4.6
17,352,555	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	3,101,672	0.3
8,302,160	(2)	Ginnie Mae Series 2016-5 AB, 4.672%, 01/20/2046	8,696,483	0.9
11,792,180		Ginnie Mae Series 2016-H08 FT, 2.637%, (US0001M + 0.720%), 02/20/2066	11,850,520	1.3
1,330,215		Ginnie Mae Series 2017-182 ZL, 3.000%, 12/20/2047	1,296,513	0.1
50,416,825		Ginnie Mae Series 2017-H23 FC, 2.367%, (US0001M + 0.450%), 11/20/2067	50,536,383	5.4
1,582,843		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,577,220	0.2

	Total Collateralized Mortgage Obligations
	(Cost $599,930,712)		592,962,277	63.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
804,019	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.715%, 07/26/2033	$827,819	0.1
149,751	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	154,932	0.0
100,636	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	100,748	0.0
161,491	(2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.500%, 05/25/2032	163,837	0.0

	Total Asset-Backed Securities
	(Cost $1,280,426)		1,247,336	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.5%
599,457	(2)	Ginnie Mae 2004-23 Z, 5.545%, 03/16/2044	617,852	0.1
7,124,767	(1),(2)	Ginnie Mae 2006-67 IO, 0.580%, 11/16/2046	30,037	0.0
710,121	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	721,159	0.1
1,760,726		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	1,806,643	0.2
242,992	(1),(2)	Ginnie Mae 2008-45 IO, 0.849%, 02/16/2048	668	0.0
654,206	(2)	Ginnie Mae 2009-115 D, 4.661%, 01/16/2050	657,928	0.1
3,605,433	(1),(2)	Ginnie Mae 2010-122 IO, 0.281%, 02/16/2044	66,863	0.0
79,670	(1),(2)	Ginnie Mae 2010-123 IA, 2.083%, 10/16/2052	2,358	0.0
31,102,733	(1),(2)	Ginnie Mae 2011-47 IO, 0.020%, 01/16/2051	293,236	0.0
589,610	(2)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	600,654	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $5,280,496)		4,797,398	0.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.7%
		Federal Home Loan Mortgage Corporation: 5.5%(4)
34,000,000	(5)	3.500%, 07/01/2045	33,813,110	3.6
5,890,188		3.500%, 12/01/2047	5,866,264	0.6
7,044,000	(5)	4.000%, 07/01/2044	7,177,733	0.8
155,503		5.290%, 10/01/2037	165,338	0.0
28,306		5.410%, 07/01/2037	30,179	0.0
27,534		5.410%, 08/01/2037	29,360	0.0
20,065		5.410%, 08/01/2037	21,383	0.0
67,074		5.440%, 01/01/2037	71,558	0.0
24,123		5.440%, 02/01/2037	25,731	0.0
54,431		5.440%, 04/01/2037	58,066	0.0
33,289		5.440%, 09/01/2037	35,506	0.0
31,956		5.440%, 02/01/2038	34,102	0.0
7,358		5.440%, 06/01/2038	7,847	0.0
146,628		5.450%, 12/01/2037	154,958	0.0
112,899		5.450%, 12/01/2037	119,811	0.0
164,073		5.460%, 05/01/2037	176,079	0.0
74,132		5.460%, 08/01/2037	79,105	0.0
41,376		5.460%, 01/01/2038	43,885	0.0
88,919		5.480%, 08/01/2037	94,921	0.0
80,931		5.480%, 10/01/2037	85,731	0.0
166,198		5.500%, 08/01/2037	178,106	0.0
99,810		5.500%, 11/01/2037	106,612	0.0
30,339		5.500%, 04/01/2038	32,412	0.0
41,074		5.520%, 09/01/2037	43,907	0.0
19,160		5.520%, 10/01/2037	20,487	0.0
68,903		5.620%, 12/01/2036	74,010	0.0
106,165		5.620%, 03/01/2037	114,011	0.0
72,972		5.620%, 08/01/2037	78,356	0.0
53,838		5.620%, 12/01/2037	57,818	0.0
372,379		5.625%, 12/01/2036	401,277	0.1
39,197		5.625%, 01/01/2037	42,084	0.0
287,878		5.625%, 01/01/2037	309,361	0.1
29,358		5.625%, 02/01/2037	31,532	0.0
69,505		5.625%, 03/01/2037	74,661	0.0
186,403		5.625%, 03/01/2037	200,056	0.0
100,333		5.625%, 06/01/2037	107,716	0.0
90,283		5.625%, 07/01/2037	96,993	0.0
118,719		5.625%, 02/01/2038	127,600	0.0
837,964		5.750%, 09/01/2037	914,391	0.1
264,720		5.750%, 10/01/2037	286,158	0.1
218,033		5.750%, 11/01/2037	235,667	0.1
58,687		5.750%, 12/01/2037	63,416	0.0
104,433		6.090%, 12/01/2037	114,592	0.0
10,713		7.500%, 01/01/2030	12,136	0.0
9,577		8.000%, 01/01/2030	9,602	0.0
5,336		9.500%, 07/01/2020	5,340	0.0
			51,828,968	5.5

		Federal National Mortgage Association: 3.4%(4)
14,240,716		4.000%, 05/01/2042	14,650,692	1.6
1,908,939		4.000%, 05/01/2045	1,950,723	0.2
771,925		4.250%, 08/01/2035	800,061	0.1
384,383		4.750%, 11/01/2034	404,369	0.1
614,334		4.750%, 11/01/2034	647,442	0.1
531,147		4.750%, 02/01/2035	560,971	0.1
749,423		4.750%, 04/01/2035	793,400	0.1
871,623		4.750%, 05/01/2035	922,831	0.1
144,988		4.750%, 07/01/2035	152,182	0.0
933,104		4.750%, 07/01/2035	987,934	0.1
153,408		5.000%, 02/01/2033	162,714	0.0
148,282		5.000%, 07/01/2033	157,278	0.0
93,078		5.000%, 03/01/2036	98,724	0.0
404,713		5.000%, 05/01/2036	431,014	0.1
164,331		5.030%, 05/01/2037	174,300	0.0
300,574		5.030%, 09/01/2037	318,807	0.0
52,513		5.155%, 11/01/2036	55,833	0.0
361,429		5.155%, 01/01/2037	384,898	0.1
167,840		5.250%, 04/01/2032	178,877	0.0
85,450		5.250%, 04/01/2032	91,057	0.0
29,688		5.280%, 11/01/2036	31,630	0.0
205,184		5.280%, 11/01/2036	218,745	0.0
50,080		5.280%, 01/01/2037	53,340	0.0
76,890		5.290%, 06/01/2037	81,968	0.0
216,718		5.290%, 08/01/2037	231,186	0.0
362,486		5.290%, 09/01/2037	375,569	0.1
355,287		5.290%, 09/01/2037	378,839	0.1
402,479		5.290%, 09/01/2037	422,709	0.1
82,416		5.290%, 09/01/2037	87,906	0.0
323,457		5.290%, 11/01/2037	338,311	0.1
89,457		5.290%, 12/01/2037	96,821	0.0
286,902		5.290%, 04/01/2038	309,491	0.0
57,741		5.300%, 09/01/2036	61,522	0.0
25,990		5.300%, 10/01/2036	27,720	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
36,970		5.300%, 10/01/2036	$39,398	0.0
154,141		5.300%, 12/01/2036	164,353	0.0
134,874		5.300%, 12/01/2036	143,733	0.0
73,324		5.300%, 02/01/2037	78,148	0.0
144,063		5.300%, 05/01/2037	153,664	0.0
421,550		5.300%, 08/01/2037	449,819	0.1
64,672		5.350%, 04/01/2029	69,321	0.0
46,378		5.350%, 09/01/2029	49,797	0.0
299,843		5.390%, 12/01/2037	320,513	0.0
75,089		5.390%, 05/01/2038	81,736	0.0
284,434		5.405%, 11/01/2036	304,114	0.0
257,527		5.405%, 02/01/2037	275,173	0.0
301,952		5.440%, 08/01/2047	313,471	0.0
172,180		5.440%, 08/01/2047	178,516	0.0
291,072		5.440%, 08/01/2047	307,268	0.0
167,301		5.440%, 08/01/2047	176,655	0.0
183,765		5.440%, 09/01/2047	190,572	0.0
496,684		5.440%, 10/01/2047	525,477	0.1
98,159		5.440%, 05/01/2048	103,500	0.0
115,225		5.620%, 12/01/2036	120,255	0.0
109,545		5.740%, 07/01/2037	118,529	0.0
198,629		5.740%, 08/01/2037	204,651	0.0
92,167		5.740%, 08/01/2037	99,743	0.0
140,494		5.740%, 08/01/2037	152,037	0.0
52,396		5.875%, 06/01/2035	53,798	0.0
154,620		5.890%, 07/01/2047	162,675	0.0
115,338		5.890%, 08/01/2047	121,312	0.0
372,218		5.890%, 08/01/2047	392,536	0.1
116,774		5.890%, 10/01/2047	123,418	0.0
34,177		5.900%, 09/01/2028	36,824	0.0
100,917		6.600%, 07/01/2027	106,502	0.0
54,890		6.600%, 09/01/2027	57,664	0.0
36,985		6.600%, 11/01/2027	37,218	0.0
30,706		6.600%, 06/01/2028	30,961	0.0
19,404		7.500%, 05/01/2028	19,496	0.0
			32,402,711	3.4

		Government National Mortgage Association: 58.8%
114,482,000	(5)	3.000%, 07/01/2044	111,975,466	11.9
744,935		3.000%, 11/20/2045	729,258	0.1
123,523		3.000%, 12/20/2045	120,923	0.0
510,814		3.000%, 12/20/2045	500,597	0.1
355,915		3.000%, 12/20/2045	348,579	0.0
426,893		3.000%, 01/20/2046	417,969	0.1
172,886		3.500%, 09/20/2045	173,849	0.0
5,914,719		3.500%, 09/20/2045	5,934,973	0.6
2,072,005		3.500%, 11/20/2045	2,083,242	0.2
2,147,926		3.500%, 02/20/2046	2,157,092	0.2
463,844		3.500%, 02/20/2046	465,824	0.1
1,434,214		3.500%, 03/20/2046	1,442,041	0.2
3,098,108		3.500%, 08/20/2046	3,111,127	0.3
8,835,178		3.500%, 08/20/2046	8,879,419	1.0
1,079,880		3.500%, 09/20/2046	1,084,506	0.1
10,101,275		3.500%, 09/20/2046	10,163,171	1.1
3,794,063		3.500%, 09/20/2046	3,817,244	0.4
6,121,787		3.500%, 09/20/2046	6,142,252	0.7
3,032,690		3.500%, 09/20/2046	3,051,214	0.3
1,518,247		3.500%, 09/20/2046	1,527,365	0.2
3,156,542		3.500%, 09/20/2046	3,169,965	0.3
1,282,515		3.500%, 09/20/2046	1,288,009	0.1
1,474,332		3.500%, 09/20/2046	1,482,020	0.2
1,555,608		3.500%, 09/20/2046	1,560,808	0.2
2,031,320		3.500%, 09/20/2046	2,039,695	0.2
2,562,516		3.500%, 09/20/2046	2,573,284	0.3
1,021,095		3.500%, 10/20/2046	1,028,241	0.1
3,528,190		3.500%, 10/20/2046	3,549,769	0.4
1,026,889		3.500%, 10/20/2046	1,033,155	0.1
2,528,315		3.500%, 10/20/2046	2,540,236	0.3
3,294,427		3.500%, 10/20/2046	3,311,606	0.4
7,134,135		3.500%, 10/20/2046	7,164,589	0.8
6,234,229		3.500%, 10/20/2046	6,260,806	0.7
1,550,316		3.500%, 10/20/2046	1,559,837	0.2
1,734,856		3.500%, 10/20/2046	1,742,146	0.2
1,404,481		3.500%, 10/20/2046	1,411,804	0.2
3,300,699		3.500%, 10/20/2046	3,314,838	0.4
1,451,516		3.500%, 10/20/2046	1,457,733	0.2
2,221,676		3.500%, 11/20/2046	2,237,223	0.2
1,217,557		3.500%, 11/20/2046	1,222,773	0.1
2,501,843		3.500%, 11/20/2046	2,513,639	0.3
5,247,848		3.500%, 11/20/2046	5,277,071	0.6
4,650,152		3.500%, 11/20/2046	4,674,484	0.5
3,924,641		3.500%, 11/20/2046	3,944,930	0.4
5,075,135		3.500%, 11/20/2046	5,106,306	0.6
3,495,047		3.500%, 11/20/2046	3,511,645	0.4
964,392		3.500%, 03/20/2047	968,567	0.1
927,714		3.500%, 04/20/2047	932,515	0.1
1,538,677		3.500%, 04/20/2047	1,549,826	0.2
1,016,653		3.500%, 04/20/2047	1,023,073	0.1
1,187,012		3.500%, 11/20/2047	1,193,774	0.1
888,551		3.500%, 11/20/2047	893,612	0.1
593,277		3.500%, 11/20/2047	596,656	0.1
2,670,965		3.500%, 11/20/2047	2,686,179	0.3
1,893,336		3.500%, 12/20/2047	1,903,532	0.2
697,157		3.500%, 01/20/2048	701,128	0.1
1,532,975		3.500%, 01/20/2048	1,541,708	0.2
495,764		3.500%, 01/20/2048	498,588	0.1
998,116		3.500%, 01/20/2048	1,003,802	0.1
107,857,000	(5)	3.500%, 07/01/2048	108,244,608	11.5
6,512,327		3.750%, 05/20/2042	6,609,078	0.7
6,418,016		3.750%, 05/20/2042	6,514,076	0.7
133,811		4.000%, 05/20/2033	138,819	0.0
35,130		4.000%, 08/15/2033	36,038	0.0
47,313		4.000%, 01/15/2034	48,536	0.0
165,949		4.000%, 03/15/2034	170,242	0.0
1,773,663		4.000%, 05/20/2034	1,827,518	0.2
1,957,983		4.000%, 07/20/2034	2,004,934	0.2
1,123,718		4.000%, 07/20/2034	1,150,636	0.1
152,847		4.000%, 08/20/2035	156,829	0.0
179,436		4.000%, 05/15/2040	184,075	0.0
2,557,972		4.000%, 09/20/2040	2,602,175	0.3
4,043,503		4.000%, 07/20/2041	4,081,226	0.4
13,938,582		4.000%, 08/20/2042	14,412,399	1.5
788,459		4.000%, 09/15/2042	811,102	0.1
2,878,368		4.000%, 10/20/2043	2,961,997	0.3
29,044,000	(5)	4.000%, 07/01/2044	29,762,726	3.2
4,006,661		4.000%, 12/20/2044	4,122,090	0.5
3,925,887		4.000%, 01/20/2045	4,039,933	0.4
379,225		4.000%, 12/20/2045	389,294	0.1
7,458,740		4.000%, 01/20/2046	7,672,833	0.8
1,204,325		4.000%, 01/20/2046	1,239,142	0.1
6,134,393		4.000%, 03/20/2046	6,307,941	0.7
14,200		4.500%, 07/20/2036	14,782	0.0
11,832		4.500%, 08/20/2036	12,315	0.0
1,329,323		4.500%, 10/15/2039	1,406,437	0.2
937,843		4.500%, 11/15/2039	992,741	0.1
770,244		4.500%, 11/15/2039	815,197	0.1
279,774		4.500%, 12/15/2039	296,043	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
715,908		4.500%, 01/15/2040	$757,340	0.1
89,355		4.500%, 01/20/2040	92,585	0.0
2,784,161		4.500%, 02/15/2040	2,946,078	0.3
520,389		4.500%, 06/15/2040	547,616	0.1
105,159		4.500%, 07/20/2040	108,925	0.0
536,807		4.500%, 08/20/2040	555,817	0.1
1,768,562		4.500%, 09/20/2041	1,861,456	0.2
48,000,000	(5)	4.500%, 07/01/2044	49,898,436	5.3
970,431		4.750%, 06/15/2029	1,020,342	0.1
238,139		4.750%, 01/15/2030	250,205	0.0
391,066		4.750%, 09/15/2034	411,112	0.1
47,271		5.000%, 03/20/2024	50,776	0.0
1,235,642		5.000%, 04/20/2030	1,280,323	0.1
279,429		5.000%, 07/15/2033	292,139	0.0
79,214		5.000%, 03/15/2034	84,142	0.0
75,774		5.000%, 04/15/2034	79,173	0.0
75,915		5.000%, 01/15/2035	79,327	0.0
26,641		5.000%, 03/15/2035	28,371	0.0
182,463		5.000%, 03/15/2035	190,681	0.0
429,877		5.000%, 04/15/2035	457,967	0.1
56,537		5.000%, 04/15/2035	59,087	0.0
82,633		5.000%, 04/15/2035	88,011	0.0
37,347		5.000%, 05/15/2035	39,910	0.0
112,893		5.000%, 05/20/2035	120,951	0.0
575,941		5.000%, 11/20/2035	617,084	0.1
278,300		5.000%, 04/20/2036	298,267	0.0
155,231		5.000%, 02/15/2038	162,250	0.0
46,908		5.000%, 06/20/2038	47,677	0.0
43,055		5.000%, 08/20/2038	44,347	0.0
189,901		5.000%, 10/20/2038	195,449	0.0
66,433		5.000%, 11/20/2038	68,369	0.0
218,699		5.000%, 01/20/2039	224,945	0.0
250,013		5.000%, 02/15/2039	261,446	0.0
277,558		5.000%, 03/15/2039	290,291	0.0
277,163		5.000%, 11/15/2039	289,776	0.0
1,284,879		5.000%, 11/15/2039	1,373,420	0.2
1,020,169		5.000%, 11/15/2039	1,088,766	0.1
237,075		5.000%, 04/15/2040	249,083	0.0
1,026,067		5.000%, 09/15/2040	1,079,067	0.1
1,340,030		5.000%, 07/20/2041	1,433,658	0.2
45,214		5.250%, 01/15/2024	48,127	0.0
90,834		5.250%, 06/15/2028	97,090	0.0
121,969		5.250%, 06/15/2029	130,384	0.0
1,461,136		5.250%, 01/20/2036	1,582,926	0.2
127,619		5.290%, 07/20/2037	134,733	0.0
339,704		5.290%, 08/20/2037	358,631	0.0
146,379		5.290%, 08/20/2037	155,290	0.0
110,493		5.290%, 09/20/2037	116,653	0.0
412,410		5.290%, 09/20/2037	435,384	0.1
128,199		5.290%, 01/20/2038	135,340	0.0
12,745		5.350%, 01/15/2029	13,597	0.0
68,021		5.350%, 01/20/2029	71,858	0.0
13,237		5.350%, 02/20/2029	13,970	0.0
158,544		5.350%, 04/20/2029	167,496	0.0
40,653		5.350%, 06/20/2029	42,949	0.0
45,579		5.350%, 08/20/2029	48,151	0.0
50,627		5.350%, 10/20/2029	53,488	0.0
11,686		5.350%, 11/20/2029	12,308	0.0
133,258		5.390%, 05/15/2038	142,702	0.0
327,537		5.390%, 08/20/2038	350,596	0.0
172,261		5.390%, 09/15/2038	184,468	0.0
63,133		5.390%, 08/15/2039	67,542	0.0
101,372		5.390%, 02/15/2040	108,509	0.0
26,956		5.480%, 09/20/2037	28,539	0.0
94,343		5.500%, 08/15/2024	97,119	0.0
86,585		5.500%, 08/20/2024	91,651	0.0
1,796		5.500%, 04/20/2029	1,901	0.0
411,039		5.500%, 09/15/2029	441,587	0.1
195,428		5.500%, 10/15/2029	209,961	0.0
56,568		5.500%, 12/20/2032	61,793	0.0
197,648		5.500%, 08/20/2033	215,913	0.0
74,427		5.500%, 11/20/2033	75,245	0.0
56,181		5.500%, 12/20/2033	61,381	0.0
73,808		5.500%, 03/20/2034	74,626	0.0
284,597		5.500%, 04/20/2034	297,683	0.0
333,576		5.500%, 04/20/2034	364,415	0.1
95,712		5.500%, 06/20/2034	97,120	0.0
195,728		5.500%, 06/20/2034	207,286	0.0
85,720		5.500%, 07/20/2034	90,781	0.0
109,053		5.500%, 07/20/2034	115,489	0.0
119,197		5.500%, 01/20/2035	121,930	0.0
307,826		5.500%, 05/15/2035	332,288	0.0
60,238		5.500%, 05/20/2035	63,746	0.0
79,565		5.500%, 06/20/2035	84,253	0.0
581,465		5.500%, 07/15/2035	634,294	0.1
504,624		5.500%, 08/15/2035	548,168	0.1
237,504		5.500%, 09/20/2035	251,534	0.0
169,032		5.500%, 04/15/2036	182,195	0.0
73,864		5.500%, 06/20/2036	79,426	0.0
14,002		5.500%, 06/20/2038	14,541	0.0
31,673		5.500%, 08/20/2038	32,890	0.0
40,743		5.500%, 09/20/2038	42,286	0.0
7,397		5.500%, 10/20/2038	7,679	0.0
66,089		5.500%, 11/20/2038	68,627	0.0
7,923		5.500%, 12/20/2038	8,214	0.0
95,451		5.500%, 01/15/2039	102,915	0.0
6,422		5.500%, 01/20/2039	6,632	0.0
173,122		5.500%, 03/20/2039	178,969	0.0
31,737		5.500%, 06/15/2039	34,196	0.0
18,238		5.500%, 06/20/2039	18,881	0.0
56,603		5.500%, 10/20/2039	60,852	0.0
277,474		5.500%, 09/15/2040	299,158	0.0
75,779		5.740%, 08/20/2037	81,066	0.0
138,903		5.740%, 08/20/2037	148,581	0.0
275,620		5.740%, 09/20/2037	294,849	0.0
90,585		5.740%, 09/20/2037	96,904	0.0
369,684		5.740%, 09/20/2037	395,342	0.1
442,582		5.740%, 10/20/2037	476,123	0.1
104,645		5.740%, 04/20/2038	111,940	0.0
137,874		5.750%, 11/15/2024	141,778	0.0
958,307		5.750%, 07/15/2029	1,026,507	0.1
824,267		5.750%, 08/15/2029	881,529	0.1
146,829		5.750%, 11/15/2029	157,274	0.0
844,108		5.750%, 11/15/2029	904,058	0.1
17,741		5.900%, 03/20/2028	19,093	0.0
71,536		5.900%, 05/20/2028	77,014	0.0
46,094		5.900%, 09/20/2028	49,616	0.0
1,456,190		5.970%, 11/15/2031	1,458,578	0.2
45,321		6.000%, 01/20/2024	46,501	0.0
127,767		6.000%, 10/15/2025	139,650	0.0
250,445		6.000%, 04/15/2026	264,628	0.0
48,912		6.000%, 10/20/2027	52,876	0.0
169,824		6.000%, 05/15/2029	179,207	0.0
194,191		6.000%, 07/15/2029	212,379	0.0
102,845		6.000%, 10/20/2034	113,705	0.0
224,329		6.000%, 03/15/2037	247,491	0.0
3,340		6.000%, 09/20/2037	3,341	0.0
15,257		6.000%, 05/20/2038	16,331	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
175,146	6.000%, 08/20/2038	$183,525	0.0
23,751	6.000%, 09/20/2038	24,870	0.0
79,231	6.000%, 10/20/2038	82,984	0.0
227,805	6.000%, 11/15/2038	249,167	0.0
240,290	6.000%, 12/15/2038	262,823	0.0
170,772	6.000%, 12/15/2038	186,787	0.0
537,507	6.000%, 08/15/2039	594,318	0.1
402,552	6.000%, 08/15/2039	441,136	0.1
115,276	6.490%, 01/15/2028	127,082	0.0
37,000	6.500%, 07/20/2029	41,450	0.0
54,408	6.500%, 07/20/2032	55,365	0.0
225,585	6.500%, 02/15/2034	240,121	0.0
1,413	6.500%, 09/20/2034	1,509	0.0
13,522	7.500%, 08/20/2027	15,403	0.0
		552,927,367	58.8

	Total U.S. Government Agency Obligations
	(Cost $642,632,119)	637,159,046	67.7

	Total Long-Term Investments
	(Cost $1,249,123,753)	1,236,166,057	131.4

SHORT-TERM INVESTMENTS: 0.7%
	U.S. Treasury Bills: 0.7%
6,248,000	United States Treasury Bill, 1.690%, 08/02/2018
	(Cost $6,238,002)	6,238,477	0.7

	Total Short-Term Investments
	(Cost $6,238,002)	6,238,477	0.7

	Total Investments in Securities (Cost $1,255,361,755)	$1,242,404,534	132.1
	Liabilities in Excess of Other Assets	(301,826,493)	(32.1)
	Net Assets	$940,578,041	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$592,962,277	$–	$592,962,277
U.S. Government Agency Obligations	–	637,159,046	–	637,159,046
Commercial Mortgage-Backed Securities	–	4,797,398	–	4,797,398
Asset-Backed Securities	–	1,247,336	–	1,247,336
Short-Term Investments	–	6,238,477	–	6,238,477
Total Investments, at fair value	$–	$1,242,404,534	$–	$1,242,404,534
Other Financial Instruments+
Futures	121,997	–	–	121,997
Total Assets	$121,997	$1,242,404,534	$–	$1,242,526,531
Liabilities Table
Other Financial Instruments+
Futures	$(223,464)	$–	$–	$(223,464)
Total Liabilities	$(223,464)	$–	$–	$(223,464)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	19	09/19/18	$3,031,687	$(7,967)
			$3,031,687	$(7,967)
Short Contracts:
U.S. Treasury 10-Year Note	(382)	09/19/18	(45,911,625)	(82,022)
U.S. Treasury 2-Year Note	(415)	09/28/18	(87,908,672)	25,160
U.S. Treasury 5-Year Note	(768)	09/28/18	(87,258,000)	(133,475)
U.S. Treasury Long Bond	(235)	09/19/18	(34,075,000)	96,837
			$(255,153,297)	$(93,500)

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$121,997
Total Asset Derivatives		$121,997

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	223,464
Total Liability Derivatives		$223,464

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,257,260,927.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,349,739
Gross Unrealized Depreciation	(21,307,599)

Net Unrealized Depreciation	$(14,957,860)

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
		Basic Materials: 7.5%
480,000	(1)	Alcoa Nederland Holding BV, 6.125%, 05/15/2028	$484,200	0.1
2,225,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	2,197,187	0.4
1,635,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	1,716,750	0.3
1,970,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	1,962,612	0.3
1,570,000		Chemours Co/The, 5.375%, 05/15/2027	1,522,900	0.3
920,000	(1)	Constellium NV, 5.750%, 05/15/2024	892,400	0.2
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	241,875	0.0
1,050,000	(1)	Constellium NV, 6.625%, 03/01/2025	1,060,489	0.2
1,785,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,751,531	0.3
940,000	(1)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	975,250	0.2
985,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	952,988	0.2
1,900,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,814,500	0.3
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	1,764,400	0.3
1,450,000		Hexion, Inc., 6.625%, 04/15/2020	1,361,405	0.2
975,000	(1)	Hexion, Inc., 10.375%, 02/01/2022	960,375	0.2
955,000	(1),(2)	Hexion, Inc., 13.750%, 02/01/2022	871,438	0.1
550,000		Huntsman International LLC, 4.875%, 11/15/2020	560,313	0.1
1,080,000		Huntsman International LLC, 5.125%, 11/15/2022	1,114,276	0.2
1,925,000	(1)	IAMGOLD Corp., 7.000%, 04/15/2025	1,972,548	0.3
1,750,000	(1),(2)	INEOS Group Holdings SA, 5.625%, 08/01/2024	1,728,125	0.3
2,000,000	(3),(4)	Momentive Performance Materials, Inc. Escrow, 8.875%, 10/15/2020	–	–
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,578,750	0.3
2,070,000	(1)	OCI NV, 6.625%, 04/15/2023	2,109,537	0.4
1,800,000		Olin Corp., 5.125%, 09/15/2027	1,755,000	0.3
2,320,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	2,192,400	0.4
675,000		Steel Dynamics, Inc., 5.125%, 10/01/2021	682,594	0.1
1,425,000		Steel Dynamics, Inc., 5.500%, 10/01/2024	1,455,281	0.2
1,115,000		Teck Resources Ltd., 4.750%, 01/15/2022	1,122,905	0.2
2,150,000		Teck Resources Ltd., 5.200%, 03/01/2042	1,894,688	0.3
335,000	(1)	Tronox Finance PLC, 5.750%, 10/01/2025	326,206	0.1
1,900,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,892,875	0.3
1,240,000		United States Steel Corp., 6.250%, 03/15/2026	1,229,925	0.2
330,000		Valvoline, Inc., 4.375%, 08/15/2025	307,313	0.0
1,120,000		Valvoline, Inc., 5.500%, 07/15/2024	1,134,000	0.2
			43,587,036	7.5

		Communications: 16.1%
1,860,000	(1)	Acosta, Inc., 7.750%, 10/01/2022	939,300	0.2
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/2024	1,000,000	0.2
2,925,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	2,851,875	0.5
2,000,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,847,500	0.3
2,170,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	2,107,612	0.4
1,845,000	(1)	Altice US Finance I Corp., 5.500%, 05/15/2026	1,785,037	0.3
1,985,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,913,064	0.3
1,215,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,218,037	0.2
1,040,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,034,800	0.2
2,280,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,134,650	0.4
1,335,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,228,200	0.2
1,120,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,088,864	0.2
2,895,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,851,575	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,500,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	$1,511,250	0.2
1,550,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,573,250	0.3
1,000,000		CenturyLink, Inc., 5.800%, 03/15/2022	995,000	0.2
955,000	(1)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/2021	953,806	0.2
600,000	(1)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 04/01/2028	610,320	0.1
3,020,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,099,275	0.5
2,585,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,449,287	0.4
1,200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	1,113,000	0.2
1,375,000	(1)	CSC Holdings LLC, 6.625%, 10/15/2025	1,411,094	0.2
570,000		DISH DBS Corp., 5.000%, 03/15/2023	496,612	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/2022	943,750	0.2
3,525,000		DISH DBS Corp., 5.875%, 11/15/2024	2,996,250	0.5
2,750,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	1,784,063	0.3
2,280,000		Frontier Communications Corp., 11.000%, 09/15/2025	1,834,716	0.3
2,465,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	2,360,238	0.4
4,150,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/2023	3,733,755	0.6
765,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	621,563	0.1
1,195,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	1,175,581	0.2
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,430,400	0.2
1,800,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	1,768,500	0.3
780,000		LIN Television Corp., 5.875%, 11/15/2022	799,500	0.1
1,000,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/2023	1,051,250	0.2
1,850,000	(1)	Netflix, Inc., 5.875%, 11/15/2028	1,877,195	0.3
1,955,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,889,019	0.3
2,230,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	2,236,690	0.4
2,130,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,943,625	0.3
1,185,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	1,096,125	0.2
1,520,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,552,300	0.3
2,250,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,109,375	0.4
1,660,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,695,275	0.3
1,000,000		Sprint Communications, Inc., 6.000%, 11/15/2022	993,750	0.2
5,110,000		Sprint Corp., 7.125%, 06/15/2024	5,171,780	0.9
3,170,000		Sprint Corp., 7.250%, 09/15/2021	3,304,725	0.6
2,175,000		Sprint Corp., 7.625%, 03/01/2026	2,221,219	0.4
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,317,250	0.2
1,650,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,633,500	0.3
1,320,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,415,700	0.2
605,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	565,675	0.1
150,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	151,125	0.0
2,000,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	1,950,000	0.3
1,045,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	1,029,325	0.2
2,140,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,188,150	0.4
500,000		Zayo Group LLC / Zayo Capital, Inc., 6.375%, 05/15/2025	511,250	0.1
			93,566,027	16.1

		Consumer, Cyclical: 15.8%
3,000,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,853,600	0.5
750,000	(2)	AMC Entertainment Holdings, Inc., 5.750%, 06/15/2025	737,812	0.1
1,775,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,712,875	0.3
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	1,991,880	0.3
1,270,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,212,850	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,231,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	$1,243,310	0.2
2,130,000		AV Homes, Inc., 6.625%, 05/15/2022	2,201,887	0.4
2,000,000		Caleres, Inc., 6.250%, 08/15/2023	2,070,000	0.4
1,300,000	(1)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,335,750	0.2
1,940,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,979,382	0.3
2,115,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	2,146,725	0.4
2,980,000		Century Communities, Inc., 5.875%, 07/15/2025	2,823,550	0.5
1,975,000	(1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	1,955,250	0.3
2,855,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,708,681	0.5
1,960,000		Dana, Inc., 5.500%, 12/15/2024	1,945,300	0.3
1,500,000	(1)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.500%, 05/01/2025	1,501,875	0.3
2,095,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,272,342	0.4
520,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/2021	521,300	0.1
1,040,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	1,032,200	0.2
2,525,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,531,767	0.4
1,840,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,812,400	0.3
2,190,000	(1)	Hot Topic, Inc., 9.250%, 06/15/2021	2,099,662	0.4
900,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	927,000	0.2
865,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	897,437	0.2
1,290,000	(1)	JB Poindexter & Co., Inc., 7.125%, 04/15/2026	1,328,700	0.2
1,040,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	1,029,288	0.2
1,040,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	1,027,000	0.2
2,145,000		L Brands, Inc., 6.750%, 07/01/2036	1,898,325	0.3
1,700,000		Lennar Corp., 5.250%, 06/01/2026	1,674,500	0.3
600,000		Lennar Corp., 5.375%, 10/01/2022	615,000	0.1
600,000		Lennar Corp., 8.375%, 01/15/2021	658,500	0.1
1,960,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,999,200	0.3
1,330,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,250,200	0.2
940,000		M/I Homes, Inc., 6.750%, 01/15/2021	973,878	0.2
1,750,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,815,625	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,142,313	0.2
1,406,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,521,995	0.3
2,310,000		MGM Resorts International, 5.750%, 06/15/2025	2,318,662	0.4
2,000,000		MGM Resorts International, 6.000%, 03/15/2023	2,065,000	0.4
1,000,000		MGM Resorts International, 7.750%, 03/15/2022	1,092,500	0.2
1,800,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,858,500	0.3
1,680,000	(1)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	1,119,300	0.2
1,920,198	(1),(5)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	1,286,533	0.2
2,270,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,145,150	0.4
240,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	185,400	0.0
3,435,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,323,090	0.4
240,000	(1)	Rite Aid Corp., 6.875%, 12/15/2028	188,400	0.0
2,440,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	2,330,200	0.4
1,180,000		Scientific Games International, Inc., 6.625%, 05/15/2021	1,200,650	0.2
1,685,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,800,844	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,010,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	$2,181,051	0.4
790,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	769,618	0.1
1,585,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,542,934	0.3
745,000	(1)	Stars Group Holdings / Stars Group, 7.000%, 07/15/2026	754,313	0.1
2,055,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	1,936,838	0.3
2,115,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	2,003,963	0.4
745,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	744,069	0.1
657,000	(1)	WMG Acquisition Corp., 5.625%, 04/15/2022	674,174	0.1
1,620,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,543,050	0.3
			91,513,598	15.8

		Consumer, Non-cyclical: 17.9%
1,160,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	1,162,900	0.2
1,000,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	1,012,500	0.2
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	113,300	0.0
2,115,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	2,003,962	0.3
925,000	(1)	Albertsons Cos, Inc., 6.085%, (US0003M + 3.750%), 01/15/2024	929,625	0.2
1,750,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,426,250	0.2
1,245,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,132,950	0.2
515,000		Centene Corp., 4.750%, 01/15/2025	513,712	0.1
1,775,000		Centene Corp., 5.625%, 02/15/2021	1,816,934	0.3
1,180,000		Centene Corp., 6.125%, 02/15/2024	1,246,375	0.2
505,000		Central Garden & Pet Co., 5.125%, 02/01/2028	468,387	0.1
1,835,000		Central Garden & Pet Co., 6.125%, 11/15/2023	1,906,106	0.3
1,830,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,683,600	0.3
1,705,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,662,375	0.3
1,340,000		DaVita, Inc., 5.125%, 07/15/2024	1,302,312	0.2
1,275,000	(1),(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,291,192	0.2
450,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	441,000	0.1
1,190,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	957,950	0.2
840,000	(1)	Envision Healthcare Corp., 5.125%, 07/01/2022	851,550	0.1
1,805,000		Envision Healthcare Corp., 5.625%, 07/15/2022	1,844,484	0.3
2,310,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,338,875	0.4
3,120,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	3,244,800	0.6
4,315,000		HCA, Inc., 5.375%, 02/01/2025	4,259,768	0.7
1,350,000		HCA, Inc., 5.500%, 06/15/2047	1,242,000	0.2
1,800,000		HCA, Inc., 7.500%, 02/15/2022	1,962,000	0.3
416,000	(1)	Herc Rentals, Inc., 7.500%, 06/01/2022	442,000	0.1
454,000	(1)	Herc Rentals, Inc., 7.750%, 06/01/2024	486,915	0.1
575,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	553,437	0.1
1,535,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,214,569	0.2
1,000,000	(2)	Hertz Corp., 7.375%, 01/15/2021	985,000	0.2
2,305,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,356,862	0.4
2,095,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	2,090,181	0.4
1,150,000	(1)	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/2021	1,167,250	0.2
830,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	776,050	0.1
575,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	551,281	0.1
1,335,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,262,843	0.2
1,815,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,835,419	0.3
2,900,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,979,750	0.5

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,125,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	$1,082,813	0.2
1,200,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,116,000	0.2
1,965,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/2024	2,080,444	0.4
580,000	(1),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	600,300	0.1
600,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	561,000	0.1
1,975,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,858,969	0.3
1,150,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	1,280,813	0.2
1,960,000		Revlon Consumer Products Corp., 6.250%, 08/01/2024	1,107,400	0.2
420,000		ServiceMaster Co. LLC, 7.450%, 08/15/2027	448,350	0.1
1,355,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,344,838	0.2
1,620,000	(1)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	1,656,450	0.3
1,230,000	(1),(5)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	1,236,150	0.2
1,880,000		Teleflex, Inc., 5.250%, 06/15/2024	1,945,800	0.3
1,145,000	(1)	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,092,759	0.2
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/2020	2,034,250	0.3
2,860,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,856,425	0.5
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	1,047,500	0.2
1,550,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,549,741	0.3
900,000		United Rentals North America, Inc., 4.625%, 10/15/2025	859,500	0.1
1,170,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,089,563	0.2
1,250,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,264,063	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	486,250	0.1
1,575,000	(1)	US Foods, Inc., 5.875%, 06/15/2024	1,610,438	0.3
1,750,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/2023	1,636,250	0.3
1,450,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	1,434,413	0.2
780,000	(1)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	721,500	0.1
1,135,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	1,191,398	0.2
590,000	(1)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/2025	614,338	0.1
4,315,000	(1)	Valeant Pharmaceuticals International, 6.750%, 08/15/2021	4,363,544	0.8
2,020,000	(1)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	2,068,803	0.4
2,490,000	(1)	Valeant Pharmaceuticals International, 8.500%, 01/31/2027	2,533,575	0.4
895,000	(1)	Valeant Pharmaceuticals International, 9.250%, 04/01/2026	931,919	0.2
2,575,000	(1)	Vizient, Inc., 10.375%, 03/01/2024	2,851,813	0.5
2,235,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,145,600	0.4
			104,219,433	17.9

		Energy: 15.1%
2,000,000		Antero Resources Corp., 5.125%, 12/01/2022	2,015,000	0.3
900,000		Antero Resources Corp., 5.000%, 03/01/2025	900,000	0.2
1,620,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,630,125	0.3
2,950,000	(1)	California Resources Corp., 8.000%, 12/15/2022	2,691,875	0.5
1,250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	1,259,375	0.2
2,140,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/2026	2,086,500	0.4
2,205,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,193,975	0.4
1,235,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,289,031	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
700,000		Chesapeake Energy Corp., 6.625%, 08/15/2020	$722,750	0.1
2,295,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,343,080	0.4
1,665,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	1,654,037	0.3
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	1,524,308	0.3
2,105,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	2,157,625	0.4
1,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,082,700	0.2
1,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	1,025,000	0.2
2,320,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,331,600	0.4
1,600,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	1,160,000	0.2
1,485,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,453,444	0.2
415,000	(1)	Diamondback Energy, Inc., 5.375%, 05/31/2025	415,519	0.1
2,045,000		Eclipse Resources Corp., 8.875%, 07/15/2023	1,947,862	0.3
840,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	816,900	0.1
1,260,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,233,225	0.2
1,750,000	(2)	Ensco PLC, 5.200%, 03/15/2025	1,459,062	0.3
800,000		Ensco PLC, 5.750%, 10/01/2044	568,000	0.1
840,000		Ensco PLC, 7.750%, 02/01/2026	796,698	0.1
1,470,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,534,312	0.3
1,925,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,862,437	0.3
495,000		Gulfport Energy Corp., 6.375%, 05/15/2025	483,244	0.1
420,000		Gulfport Energy Corp., 6.375%, 01/15/2026	404,250	0.1
1,045,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	1,047,612	0.2
875,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	853,125	0.1
2,070,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	2,013,075	0.3
1,615,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	1,586,737	0.3
2,525,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	2,051,563	0.4
1,850,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,974,875	0.3
1,655,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,623,406	0.3
1,485,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,466,304	0.3
1,000,000		Murphy Oil Corp., 5.750%, 08/15/2025	999,700	0.2
530,000		Murphy Oil Corp., 6.875%, 08/15/2024	557,825	0.1
130,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	127,563	0.0
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	1,962,525	0.3
1,470,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	874,650	0.2
1,800,000		Newfield Exploration Co., 5.625%, 07/01/2024	1,905,750	0.3
220,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	218,625	0.0
1,000,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	991,250	0.2
830,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	855,938	0.1
2,720,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,757,400	0.5
1,950,000	(1)	Rockies Express Pipeline LLC, 5.625%, 04/15/2020	2,006,063	0.3
1,630,000		Sanchez Energy Corp., 6.125%, 01/15/2023	1,112,475	0.2
1,240,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	1,232,250	0.2
400,000		Sanchez Energy Corp., 7.750%, 06/15/2021	343,000	0.1
2,100,000	(1)	SRC Energy, Inc., 6.250%, 12/01/2025	2,107,875	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
625,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/2022	$617,188	0.1
1,215,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	1,160,325	0.2
840,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	808,500	0.1
85,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	80,750	0.0
85,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	80,353	0.0
2,075,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	2,054,250	0.4
3,100,000		Transocean, Inc., 6.800%, 03/15/2038	2,534,250	0.4
2,367,000		Unit Corp., 6.625%, 05/15/2021	2,372,918	0.4
2,030,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	2,024,925	0.3
1,945,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	1,993,625	0.3
2,353,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,458,885	0.4
			87,897,489	15.1

		Financial: 6.0%
2,600,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,658,500	0.5
1,500,000		Ally Financial, Inc., 7.500%, 09/15/2020	1,608,750	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/2020	787,369	0.1
1,060,000		CIT Group, Inc., 5.000%, 08/15/2022	1,074,575	0.2
205,000		CIT Group, Inc., 5.250%, 03/07/2025	207,050	0.0
415,000		CIT Group, Inc., 6.125%, 03/09/2028	427,450	0.1
965,000		Equinix, Inc., 5.375%, 04/01/2023	992,623	0.2
1,300,000		Equinix, Inc., 5.750%, 01/01/2025	1,315,860	0.2
2,350,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,273,625	0.4
1,120,000	(1)	FBM Finance, Inc., 8.250%, 08/15/2021	1,171,800	0.2
1,445,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,430,550	0.2
2,115,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,151,357	0.4
2,265,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	2,304,638	0.4
820,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	785,150	0.1
200,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	197,000	0.0
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	1,017,500	0.2
1,000,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 03/01/2024	1,052,500	0.2
1,965,000		Navient Corp., 5.875%, 10/25/2024	1,908,506	0.3
1,250,000		Navient Corp., 6.125%, 03/25/2024	1,240,625	0.2
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,105,000	0.4
1,405,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,301,100	0.2
2,040,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	2,037,450	0.4
410,000		Springleaf Finance Corp., 6.125%, 05/15/2022	420,250	0.1
1,400,000		Springleaf Finance Corp., 7.125%, 03/15/2026	1,396,500	0.2
1,850,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,780,625	0.3
1,390,000	(1),(6)	UniCredit SpA, 5.861%, 06/19/2032	1,241,071	0.2
			34,887,424	6.0

		Industrial: 9.4%
1,975,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,970,062	0.3
2,120,000		AECOM, 5.875%, 10/15/2024	2,196,850	0.4
2,425,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,437,125	0.4
300,000	(1),(5)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	306,750	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
508,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	$495,935	0.1
1,000,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,043,750	0.2
1,580,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,615,550	0.3
2,249,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,187,152	0.4
1,250,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	1,251,187	0.2
1,430,000	(1)	Bombardier, Inc., 7.500%, 12/01/2024	1,508,650	0.3
2,435,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,690,675	0.5
2,555,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	2,497,512	0.4
925,000	(1)	BWX Technologies, Inc., 5.375%, 07/15/2026	938,875	0.2
1,680,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,646,400	0.3
820,000	(1)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	832,300	0.1
2,100,000	(1)	Itron, Inc., 5.000%, 01/15/2026	1,999,620	0.3
2,175,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,131,500	0.4
1,355,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,358,388	0.2
1,375,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,412,400	0.2
210,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	196,088	0.0
2,325,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	2,388,938	0.4
1,440,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,382,400	0.2
600,000	(1)	Novelis Corp., 6.250%, 08/15/2024	601,500	0.1
1,630,000		Northrop Grumman Innovation Systems, Inc., 5.500%, 10/01/2023	1,708,159	0.3
725,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	735,875	0.1
1,975,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,034,250	0.3
1,680,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,554,000	0.3
1,030,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,018,413	0.2
135,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	138,122	0.0
1,000,000	(1)	Sealed Air Corp., 5.125%, 12/01/2024	1,012,500	0.2
500,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	515,000	0.1
2,265,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,281,987	0.4
440,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	448,800	0.1
2,000,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/2022	2,152,700	0.4
1,200,000		TransDigm, Inc., 6.375%, 06/15/2026	1,194,000	0.2
820,000		TransDigm, Inc., 6.500%, 05/15/2025	831,275	0.1
2,220,000	(1)	Wrangler Buyer Corp., 6.000%, 10/01/2025	2,109,000	0.4
1,620,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,777,950	0.3
			54,601,638	9.4

		Technology: 5.8%
1,575,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,592,719	0.3
1,260,000	(1)	BMC Software Finance, Inc., 8.125%, 07/15/2021	1,289,925	0.2
1,295,000		CDK Global, Inc., 4.875%, 06/01/2027	1,248,056	0.2
925,000		CDK Global, Inc., 5.875%, 06/15/2026	946,969	0.2
605,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	597,437	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,537,500	0.3
2,360,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,241,646	0.4
1,200,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,256,319	0.2
540,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	548,678	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,200,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	$1,263,470	0.2
540,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	572,583	0.1
1,445,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,517,250	0.3
1,750,000	(1)	First Data Corp., 5.750%, 01/15/2024	1,755,425	0.3
3,000,000	(1)	First Data Corp., 7.000%, 12/01/2023	3,132,240	0.5
1,890,000	(1),(5)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	1,901,813	0.3
590,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	598,850	0.1
1,125,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	1,164,375	0.2
1,350,000		NCR Corp., 5.000%, 07/15/2022	1,343,250	0.2
1,800,000		NCR Corp., 6.375%, 12/15/2023	1,869,750	0.3
1,720,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,767,352	0.3
800,000	(1)	Open Text Corp., 5.875%, 06/01/2026	818,000	0.1
440,000		Qorvo, Inc., 6.750%, 12/01/2023	464,750	0.1
440,000		Qorvo, Inc., 7.000%, 12/01/2025	475,200	0.1
1,425,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,470,885	0.3
1,805,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,489,125	0.3
600,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	564,000	0.1
			33,427,567	5.8

		Utilities: 1.7%
735,000	(1)	Calpine Corp., 5.250%, 06/01/2026	695,494	0.1
725,000		Calpine Corp., 5.375%, 01/15/2023	692,375	0.1
1,725,000	(2)	Calpine Corp., 5.750%, 01/15/2025	1,581,609	0.3
1,000,000		DPL, Inc., 7.250%, 10/15/2021	1,083,600	0.2
720,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	718,200	0.1
1,500,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,522,500	0.3
840,000	(1)	NRG Energy, Inc., 5.750%, 01/15/2028	827,400	0.1
500,000		NRG Energy, Inc., 6.250%, 07/15/2022	515,775	0.1
1,700,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,755,250	0.3
475,000		NRG Energy, Inc., 7.250%, 05/15/2026	508,250	0.1
			9,900,453	1.7

	Total Corporate Bonds/Notes
	(Cost $557,373,373)		553,600,665	95.3

BANK LOANS: 0.5%
		Consumer, Non-cyclical: 0.2%
1,214,028		Kindred Healthcare, Inc., 5.835%, (US0003M + 3.500%), 04/09/2021	1,214,773	0.2

		Health Care: 0.2%
1,025,000		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 4.983%, (US0003M + 3.000%), 06/01/2025	1,019,875	0.2

		Industrial Equipment: 0.1%
515,000		Waterjet Holdings, Inc. Term Loan, 5.153%, (US0003M + 3.000%), 04/03/2025	513,712	0.1

	Total Bank Loans
	(Cost $2,744,123)		2,748,360	0.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		Consumer Staples: 0.1%
27,789	(3),(7)	Southeastern Grocers, Inc.	819,775	0.1

	Total Common Stock
	(Cost $848,085)		819,775	0.1

	Total Long-Term Investments
	(Cost $560,965,581)		557,168,800	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Commercial Paper: 0.8%
2,500,000	Hewlett Packard Enterprise Co., 2.140%, 07/12/2018	2,498,244	0.4
2,000,000	McDonald's Corp., 2.540%, 07/10/2018	1,998,610	0.4
		4,496,854	0.8

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8): 5.1%
7,018,925	Citigroup, Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,020,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $7,159,303, due 07/05/18-08/20/67)	$7,018,925	1.2
7,018,925	Deutsche Bank AG, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,020,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $7,159,304, due 07/27/18-09/06/44)	7,018,925	1.2
7,018,925	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $7,020,142, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $7,159,303, due 11/01/36-06/01/48)	7,018,925	1.2
7,018,925	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,020,148, collateralized by various U.S. Government Agency Obligations, 2.500%-4.500%, Market Value plus accrued interest $7,159,304, due 03/01/27-05/01/48)	7,018,925	1.2
1,476,131	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,476,385, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,505,668, due 05/15/20-05/15/46)	1,476,131	0.3
		29,551,831	5.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
14,171,000	(9) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $14,171,000)	14,171,000	2.4

	Total Short-Term Investments
	(Cost $48,219,943)	48,219,685	8.3

	Total Investments in Securities (Cost $609,185,524)	$605,388,485	104.2
	Liabilities in Excess of Other Assets	(24,316,703)	(4.2)
	Net Assets	$581,071,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(7)	Non-income producing security.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$819,775	$819,775
Total Common Stock	–	–	819,775	819,775
Corporate Bonds/Notes	–	553,600,665	–	553,600,665
Bank Loans	–	2,748,360	–	2,748,360
Short-Term Investments	14,171,000	34,048,685	–	48,219,685
Total Investments, at fair value	$14,171,000	$590,397,710	$819,775	$605,388,485

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $609,202,013.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,384,077
Gross Unrealized Depreciation	(15,197,605)

Net Unrealized Depreciation	$(3,813,528)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.3%
		Basic Materials: 0.8%
3,782,000	(1)	Air Liquide Finance SA, 2.250%, 09/27/2023	$3,560,965	0.1
2,746,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	2,761,862	0.1
1,945,000		ArcelorMittal, 7.000%, 10/15/2039	2,244,044	0.0
2,250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	2,072,812	0.0
3,975,000		Chemours Co/The, 5.375%, 05/15/2027	3,855,750	0.1
5,485,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	5,425,658	0.1
2,725,000		Corp Nacional del Cobre de Chile, 3.625%, 08/01/2027	2,602,457	0.1
2,250,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	2,301,976	0.0
1,200,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	1,227,720	0.0
3,203,000		Dow Chemical Co/The, 4.625%, 10/01/2044	3,159,938	0.1
361,000		Eastman Chemical Co., 2.700%, 01/15/2020	358,964	0.0
1,897,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	1,885,170	0.0
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,948,258	0.0
1,360,000	(1)	Georgia-Pacific LLC, 3.734%, 07/15/2023	1,366,539	0.0
1,242,000		Goldcorp, Inc., 3.700%, 03/15/2023	1,223,447	0.0
3,500,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	3,346,033	0.1
4,520,000		Teck Resources Ltd., 6.000%, 08/15/2040	4,407,000	0.1
			43,748,593	0.8

		Communications: 3.7%
2,075,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	2,032,557	0.0
5,230,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	5,417,906	0.1
2,455,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,416,530	0.0
10,180,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	9,492,593	0.2
4,173,000		Amazon.com, Inc., 4.050%, 08/22/2047	4,098,073	0.1
4,060,000		AMC Networks, Inc., 4.750%, 08/01/2025	3,912,866	0.1
592,000		AT&T, Inc., 4.125%, 02/17/2026	579,598	0.0
9,711,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	9,202,479	0.2
2,657,000		AT&T, Inc., 4.550%, 03/09/2049	2,304,341	0.0
1,622,000		AT&T, Inc., 5.150%, 03/15/2042	1,540,442	0.0
3,275,000	(1)	AT&T, Inc., 5.150%, 11/15/2046	3,094,170	0.1
8,046,000	(1)	AT&T, Inc., 5.150%, 02/15/2050	7,529,996	0.1
7,769,000		AT&T, Inc., 5.450%, 03/01/2047	7,647,590	0.1
4,000,000	(1)	CBS Corp., 3.700%, 06/01/2028	3,729,260	0.1
1,813,000		CBS Corp., 4.600%, 01/15/2045	1,677,653	0.0
2,090,000		CBS Corp., 5.500%, 05/15/2033	2,153,897	0.0
3,910,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	3,660,737	0.1
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	479,750	0.0
10,150,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	10,153,479	0.2
7,400,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	7,489,073	0.1
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	5,946,952	0.1
2,817,000		Comcast Corp., 3.550%, 05/01/2028	2,692,484	0.0
1,800,000		Comcast Corp., 3.900%, 03/01/2038	1,641,913	0.0
6,080,000		Comcast Corp., 4.000%, 03/01/2048	5,365,218	0.1
3,680,000		Comcast Corp., 4.250%, 01/15/2033	3,597,544	0.1
4,215,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	3,977,906	0.1
4,030,000		CSC Holdings LLC, 5.250%, 06/01/2024	3,818,425	0.1
5,480,000		Discovery Communications LLC, 2.950%, 03/20/2023	5,244,623	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	$4,620,711	0.1
4,605,000		DISH DBS Corp., 5.875%, 11/15/2024	3,914,250	0.1
770,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	734,272	0.0
3,030,000		Level 3 Parent LLC, 5.750%, 12/01/2022	3,037,575	0.1
9,365,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,482,062	0.2
5,920,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	6,118,851	0.1
950,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	878,750	0.0
3,000,000	(1),(2)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	2,985,000	0.0
3,205,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,004,687	0.0
1,190,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,178,100	0.0
5,075,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	5,481,000	0.1
3,300,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	3,094,373	0.1
3,550,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	3,281,964	0.1
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,326,254	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,191,828	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,774,366	0.0
4,280,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	3,964,350	0.1
1,902,000		Verizon Communications, Inc., 4.150%, 03/15/2024	1,923,056	0.0
4,043,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	4,015,094	0.1
3,935,000		Verizon Communications, Inc., 4.500%, 08/10/2033	3,822,682	0.1
11,642,000		Verizon Communications, Inc., 4.812%, 03/15/2039	11,286,054	0.2
2,719,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,605,910	0.0
3,668,000		Viacom, Inc., 4.375%, 03/15/2043	3,055,689	0.1
1,950,000		Viacom, Inc., 5.850%, 09/01/2043	1,964,722	0.0
			209,639,655	3.7

		Consumer, Cyclical: 3.6%
4,175,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,971,260	0.1
4,130,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	3,985,450	0.1
3,909,280		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,704,512	0.1
2,484,185		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	2,424,154	0.0
2,851,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,755,178	0.0
1,830,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	1,768,424	0.0
5,340,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	5,285,657	0.1
1,429,000	(1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	1,413,731	0.0
1,036,621		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,048,843	0.0
4,574,519		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	4,667,130	0.1
4,015,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,809,231	0.1
6,659,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	6,470,297	0.1
2,895,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	2,945,662	0.0
3,184,556		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	3,401,934	0.1
1,586,028		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,577,728	0.0
4,110,000		Delta Air Lines, Inc., 3.400%, 04/19/2021	4,093,898	0.1
5,870,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	5,805,090	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
4,690,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	$4,528,928	0.1
3,970,000		DR Horton, Inc., 4.750%, 02/15/2023	4,100,642	0.1
2,371,000		Ford Motor Co., 5.291%, 12/08/2046	2,207,096	0.0
4,004,000		Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	3,981,896	0.1
1,642,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,572,949	0.0
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	3,188,822	0.1
1,165,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	1,248,569	0.0
2,200,000		General Motors Co., 5.400%, 04/01/2048	2,094,419	0.0
2,674,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	2,643,007	0.0
1,645,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,611,231	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,667,569	0.1
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,678,266	0.0
3,930,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	3,880,875	0.1
5,059,000		Lennar Corp., 4.750%, 11/29/2027	4,753,942	0.1
3,926,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,529,954	0.1
4,200,000		MGM Resorts International, 4.625%, 09/01/2026	3,906,000	0.1
5,030,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,831,772	0.1
2,267,000		Nordstrom, Inc., 4.000%, 03/15/2027	2,184,507	0.0
1,760,000		Nordstrom, Inc., 5.000%, 01/15/2044	1,627,301	0.0
2,780,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	2,630,654	0.0
4,842,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	4,824,328	0.1
4,412,000		Royal Caribbean Cruises Ltd., 3.700%, 03/15/2028	4,081,271	0.1
4,055,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	3,947,380	0.1
6,089,000		Southwest Airlines Co., 3.450%, 11/16/2027	5,778,207	0.1
1,960,000		Spirit Airlines Pass Through Trust 2017-1A, 3.650%, 08/15/2031	1,881,600	0.0
1,960,000		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,922,086	0.0
5,660,000		Toyota Motor Credit Corp., 2.950%, 04/13/2021	5,634,707	0.1
3,218,598		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	3,295,040	0.1
2,628,758		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	2,497,080	0.0
1,100,000		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	1,071,581	0.0
5,773,264		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	5,361,082	0.1
1,407,049		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,356,113	0.0
1,940,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	1,886,909	0.0
3,326,533		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	3,513,051	0.1
6,984,135		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	7,149,799	0.1
4,730,000	(1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	4,654,669	0.1
4,570,000		Walmart, Inc., 2.350%, 12/15/2022	4,412,546	0.1
4,228,000		Walmart, Inc., 3.125%, 06/23/2021	4,250,441	0.1
3,231,000		Walmart, Inc., 3.400%, 06/26/2023	3,256,114	0.1
6,200,000		Walmart, Inc., 3.700%, 06/26/2028	6,248,393	0.1
3,870,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	3,811,950	0.1
4,670,000	(1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	4,705,643	0.1
			204,536,568	3.6

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.4%
2,232,000		Abbott Laboratories, 2.800%, 09/15/2020	$2,215,973	0.0
2,180,000		Abbott Laboratories, 2.900%, 11/30/2021	2,147,848	0.0
2,189,000		Abbott Laboratories, 4.750%, 11/30/2036	2,314,728	0.0
3,393,000		Abbott Laboratories, 4.900%, 11/30/2046	3,644,466	0.1
3,414,000		AbbVie, Inc., 3.200%, 05/14/2026	3,189,112	0.1
3,524,000		AbbVie, Inc., 4.450%, 05/14/2046	3,380,272	0.1
4,153,000		Allergan Funding SCS, 3.800%, 03/15/2025	4,037,460	0.1
1,849,000		Aetna, Inc., 2.800%, 06/15/2023	1,764,702	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/2042	1,734,946	0.0
7,850,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	7,243,270	0.1
3,470,000		Amgen, Inc., 2.125%, 05/01/2020	3,412,698	0.1
5,206,000		Amgen, Inc., 3.200%, 11/02/2027	4,882,815	0.1
4,589,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	4,661,678	0.1
9,613,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	9,921,013	0.2
4,465,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	4,461,779	0.1
1,960,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,894,794	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/2044	4,303,850	0.1
6,220,000		AstraZeneca PLC, 2.375%, 11/16/2020	6,105,613	0.1
3,580,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	3,394,308	0.1
5,270,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	5,214,762	0.1
2,710,000	(1)	Bayer US Finance LLC, 3.000%, 10/08/2021	2,667,749	0.0
4,220,000		Becton Dickinson and Co., 2.894%, 06/06/2022	4,084,316	0.1
3,032,000		Becton Dickinson and Co., 3.700%, 06/06/2027	2,872,095	0.0
4,240,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	3,932,600	0.1
2,940,000		Campbell Soup Co., 3.650%, 03/15/2023	2,888,843	0.0
3,470,000		Cardinal Health, Inc., 2.616%, 06/15/2022	3,327,439	0.1
3,500,000		Celgene Corp., 4.550%, 02/20/2048	3,206,017	0.1
3,300,000		Constellation Brands, Inc., 4.100%, 02/15/2048	2,945,725	0.0
7,680,000		CVS Health Corp., 3.125%, 03/09/2020	7,672,939	0.1
5,120,000		CVS Health Corp., 3.700%, 03/09/2023	5,073,276	0.1
5,390,000		CVS Health Corp., 4.100%, 03/25/2025	5,368,277	0.1
8,545,000		CVS Health Corp., 4.300%, 03/25/2028	8,442,121	0.1
5,579,000		CVS Health Corp., 5.050%, 03/25/2048	5,656,339	0.1
3,460,000		General Mills, Inc., 3.700%, 10/17/2023	3,427,557	0.1
5,340,000		General Mills, Inc., 4.000%, 04/17/2025	5,273,792	0.1
5,676,000		General Mills, Inc., 4.200%, 04/17/2028	5,565,485	0.1
2,070,000		HCA, Inc., 5.500%, 06/15/2047	1,904,400	0.0
2,070,000		HCA, Inc., 5.875%, 02/15/2026	2,093,288	0.0
1,153,000		Humana, Inc., 3.150%, 12/01/2022	1,123,103	0.0
3,430,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,396,180	0.1
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,274,410	0.0
4,420,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	4,132,700	0.1
1,140,000		Johnson & Johnson, 4.375%, 12/05/2033	1,225,598	0.0
4,200,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	4,220,260	0.1
3,070,000	(1)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	3,089,211	0.1
3,786,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	3,285,091	0.1
5,635,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	5,749,720	0.1
3,983,000		Kroger Co/The, 4.450%, 02/01/2047	3,633,753	0.1
5,844,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	5,535,360	0.1
1,025,000		Kroger Co/The, 5.150%, 08/01/2043	1,037,680	0.0
2,650,000		McKesson Corp., 3.950%, 02/16/2028	2,556,849	0.0
1,155,000		Medtronic, Inc., 3.625%, 03/15/2024	1,159,653	0.0
2,074,000		Medtronic, Inc., 4.375%, 03/15/2035	2,147,430	0.0
1,658,000		Medtronic, Inc., 4.625%, 03/15/2045	1,760,250	0.0
1,690,000		Mylan NV, 3.750%, 12/15/2020	1,701,433	0.0
989,000		Mylan NV, 3.950%, 06/15/2026	946,964	0.0
4,375,000		Novartis Capital Corp., 4.400%, 04/24/2020	4,496,583	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,722,000		PepsiCo, Inc., 4.450%, 04/14/2046	$1,816,443	0.0
2,689,000		Philip Morris International, Inc., 4.250%, 11/10/2044	2,551,582	0.0
4,220,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	3,945,700	0.1
3,071,000		Reynolds American, Inc., 5.850%, 08/15/2045	3,367,977	0.1
3,698,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	3,542,742	0.1
2,195,000		Teleflex, Inc., 4.625%, 11/15/2027	2,082,506	0.0
4,585,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	3,963,434	0.1
3,380,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	3,307,677	0.1
4,185,000		United Rentals North America, Inc., 4.875%, 01/15/2028	3,897,281	0.1
2,137,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	2,122,946	0.0
3,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,247,970	0.1
3,000,000	(1)	Universal Health Services, Inc., 4.750%, 08/01/2022	3,026,250	0.1
1,790,000	(1)	Wm Wrigley Jr Co., 2.400%, 10/21/2018	1,788,823	0.0
			248,461,904	4.4

		Energy: 4.0%
1,020,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,046,653	0.0
2,010,000		Antero Resources Corp., 5.625%, 06/01/2023	2,045,175	0.0
4,713,000		Apache Corp., 5.250%, 02/01/2042	4,692,010	0.1
2,664,000		BP Capital Markets PLC, 3.216%, 11/28/2023	2,613,862	0.1
5,856,000		BP Capital Markets PLC, 3.224%, 04/14/2024	5,748,058	0.1
972,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	949,639	0.0
4,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	3,902,937	0.1
1,575,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	1,546,337	0.0
1,050,000		Cimarex Energy Co., 3.900%, 05/15/2027	1,009,708	0.0
5,090,000		Cimarex Energy Co., 4.375%, 06/01/2024	5,136,433	0.1
5,565,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	5,528,358	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,691,442	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	376,983	0.0
1,523,000		Enbridge Energy Partners L.P., 9.875%, 03/01/2019	1,588,897	0.0
2,150,000	(3)	Enbridge, Inc., 6.250%, 03/01/2078	2,042,285	0.0
1,263,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,271,882	0.0
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/2021	1,246,959	0.0
9,457,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	8,675,860	0.2
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/2019	1,301,483	0.0
2,347,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	2,296,332	0.0
1,374,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,362,174	0.0
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,562,500	0.1
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,195,805	0.0
3,744,000	(3)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	3,424,425	0.1
6,645,000		EOG Resources, Inc., 2.625%, 03/15/2023	6,383,837	0.1
2,338,000		Exxon Mobil Corp., 2.726%, 03/01/2023	2,295,315	0.0
3,000,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	2,899,725	0.1
3,828,000		Halliburton Co., 3.500%, 08/01/2023	3,814,570	0.1
2,570,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	2,576,425	0.1
2,995,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	2,433,437	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
850,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	$831,990	0.0
4,925,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	4,820,649	0.1
4,225,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	4,248,829	0.1
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,296,991	0.0
638,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	637,100	0.0
1,947,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,895,052	0.0
2,235,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	2,264,350	0.0
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,333,965	0.0
6,904,000		MPLX L.P., 4.125%, 03/01/2027	6,595,183	0.1
3,725,000		Murphy Oil Corp., 5.750%, 08/15/2025	3,723,882	0.1
555,000		Noble Energy, Inc., 3.850%, 01/15/2028	531,212	0.0
3,439,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	3,412,775	0.1
2,530,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,524,596	0.0
3,595,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	3,765,086	0.1
3,660,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,609,352	0.1
2,018,000		ONEOK, Inc., 6.000%, 06/15/2035	2,212,026	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/2023	395,757	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	713,465	0.0
5,050,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	4,447,182	0.1
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	4,557,625	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,838,000	0.1
550,000	(2)	Petroleos Mexicanos, 4.500%, 01/23/2026	517,385	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/2024	326,591	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/2044	1,159,020	0.0
9,075,000		Petroleos Mexicanos, 6.500%, 03/13/2027	9,295,069	0.2
4,550,000		Petroleos Mexicanos, 6.875%, 08/04/2026	4,793,425	0.1
586,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	573,274	0.0
2,988,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	2,798,048	0.1
4,280,000		Schlumberger Investment SA, 3.650%, 12/01/2023	4,317,159	0.1
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,152,049	0.1
4,432,000		Shell International Finance BV, 4.000%, 05/10/2046	4,299,338	0.1
2,253,000		Shell International Finance BV, 4.375%, 05/11/2045	2,313,022	0.0
4,055,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	3,872,525	0.1
5,503,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	5,150,294	0.1
937,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	928,217	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	914,043	0.0
3,775,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	3,737,250	0.1
4,143,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	4,011,153	0.1
3,517,000		Western Gas Partners L.P., 4.000%, 07/01/2022	3,478,004	0.1
1,370,000		Western Gas Partners L.P., 5.375%, 06/01/2021	1,420,903	0.0
4,092,000		Williams Partners L.P., 3.600%, 03/15/2022	4,074,421	0.1
1,297,000		Williams Partners L.P., 3.750%, 06/15/2027	1,226,491	0.0
4,375,000		Williams Partners L.P., 4.000%, 09/15/2025	4,281,311	0.1
2,180,000		Williams Partners L.P., 4.500%, 11/15/2023	2,214,949	0.0
3,324,000		Williams Partners L.P., 5.400%, 03/04/2044	3,434,540	0.1
			221,603,054	4.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 9.4%
4,980,000		American International Group, Inc., 3.375%, 08/15/2020	$4,991,807	0.1
3,031,000		American International Group, Inc., 3.900%, 04/01/2026	2,935,164	0.1
3,329,000		American International Group, Inc., 4.500%, 07/16/2044	3,107,985	0.1
2,495,000		American International Group, Inc., 6.400%, 12/15/2020	2,677,185	0.0
1,373,000		Aon PLC, 4.750%, 05/15/2045	1,359,820	0.0
1,811,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	1,899,935	0.0
2,140,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	2,749,643	0.0
5,402,000		Assurant, Inc., 4.900%, 03/27/2028	5,409,467	0.1
8,449,000		Athene Holding Ltd., 4.125%, 01/12/2028	7,803,320	0.1
4,140,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	4,041,584	0.1
400,000	(1)	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/2023	404,000	0.0
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	745,855	0.0
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/2023	382,013	0.0
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,368,201	0.1
6,200,000		Banco Santander SA, 3.848%, 04/12/2023	6,068,078	0.1
6,000,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	5,654,531	0.1
3,620,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	3,584,056	0.1
2,470,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	2,359,992	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	1,902,007	0.0
4,614,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	4,544,852	0.1
9,581,000		Bank of America Corp., 4.183%, 11/25/2027	9,345,221	0.2
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	4,444,860	0.1
5,660,000		Bank of Montreal, 3.100%, 04/13/2021	5,643,104	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	5,188,771	0.1
4,310,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	4,217,150	0.1
7,130,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	7,095,493	0.1
8,924,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	8,704,660	0.2
1,581,000	(1),(3)	BNP Paribas SA, 4.375%, 03/01/2033	1,484,685	0.0
1,333,000		BPCE SA, 2.500%, 12/10/2018	1,332,351	0.0
1,370,000	(1)	BPCE SA, 5.150%, 07/21/2024	1,391,358	0.0
5,170,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	4,988,615	0.1
3,470,000		Citigroup, Inc., 4.125%, 07/25/2028	3,324,825	0.1
3,851,000		Citigroup, Inc., 4.450%, 09/29/2027	3,793,141	0.1
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,224,459	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,155,585	0.0
2,500,000		CME Group, Inc., 4.150%, 06/15/2048	2,532,955	0.0
2,330,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	2,654,089	0.0
1,872,000	(1),(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	2,012,400	0.0
6,300,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,184,150	0.1
5,500,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	5,513,200	0.1
4,330,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	4,189,856	0.1
6,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,468,403	0.1
4,759,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	4,664,920	0.1
1,170,000	(1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,101,905	0.0
1,441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,402,581	0.0
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,462,152	0.0
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	3,178,115	0.1
805,000		Discover Financial Services, 3.850%, 11/21/2022	802,105	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,110,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	$3,976,425	0.1
2,862,000		Essex Portfolio L.P., 3.250%, 05/01/2023	2,785,050	0.1
5,500,000	(1)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,460,010	0.1
3,310,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	3,233,233	0.1
11,234,000		First Tennessee Bank NA, 2.950%, 12/01/2019	11,185,585	0.2
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	724,883	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,481,585	0.0
1,989,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,929,163	0.0
2,426,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	2,375,376	0.0
11,344,000	(3)	Goldman Sachs Group, Inc./The, 4.223%, 05/01/2029	11,193,536	0.2
3,020,000	(3)	Goldman Sachs Group, Inc./The, 4.411%, 04/23/2039	2,899,780	0.1
3,683,000		Goldman Sachs Group, Inc., 2.600%, 04/23/2020	3,649,707	0.1
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,415,819	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,674,346	0.0
1,101,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,310,114	0.0
1,831,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	1,788,236	0.0
6,791,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	6,916,266	0.1
12,923,000		HSBC Holdings PLC, 3.400%, 03/08/2021	12,922,363	0.2
4,000,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	3,991,511	0.1
2,238,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,174,209	0.0
2,320,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	2,345,137	0.0
2,010,000	(1)	ING Bank NV, 2.000%, 11/26/2018	2,004,839	0.0
1,037,000	(1)	International Lease Finance Corp., 7.125%, 09/01/2018	1,043,808	0.0
3,604,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,552,198	0.1
3,320,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	3,152,165	0.1
7,890,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	7,818,366	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,667,147	0.1
6,919,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	6,410,320	0.1
8,123,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	7,305,482	0.1
2,400,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	2,201,639	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	2,873,299	0.1
3,229,000		Kite Realty Group L.P., 4.000%, 10/01/2026	2,924,855	0.1
5,810,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	5,537,640	0.1
9,620,000	(1),(3)	Macquarie Group Ltd, 3.189%, 11/28/2023	9,194,363	0.2
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,524,657	0.1
5,080,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,961,660	0.1
6,933,000		Morgan Stanley, 2.750%, 05/19/2022	6,718,131	0.1
3,840,000		Morgan Stanley, 3.700%, 10/23/2024	3,792,569	0.1
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,216,898	0.1
1,772,000		Morgan Stanley, 3.950%, 04/23/2027	1,691,704	0.0
5,524,000		Morgan Stanley, 4.000%, 07/23/2025	5,510,549	0.1
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,389,835	0.0
6,990,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	6,900,718	0.1
7,296,000	(1),(3)	Nationwide Building Society, 4.302%, 03/08/2029	7,035,698	0.1
11,000,000	(1)	New York Life Global Funding, 3.000%, 01/10/2028	10,326,463	0.2
1,345,000	(1),(3)	Nordea Bank AB, 6.125%, 12/31/2199	1,318,100	0.0
DKK 10		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
7,860,000		ORIX Corp., 3.250%, 12/04/2024	7,512,948	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	$1,591,006	0.0
7,083,000		PNC Bank NA, 2.700%, 11/01/2022	6,810,751	0.1
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	2,365,050	0.0
4,135,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	3,829,217	0.1
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,258,850	0.0
5,630,000		Royal Bank of Canada, 2.125%, 03/02/2020	5,545,861	0.1
9,148,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	8,895,571	0.2
3,017,000	(3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	3,021,471	0.1
3,173,000		Santander UK PLC, 2.375%, 03/16/2020	3,125,551	0.1
4,118,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	4,115,965	0.1
1,734,000		Senior Housing Properties Trust, 4.750%, 02/15/2028	1,677,793	0.0
4,156,000	(1)	Societe Generale SA, 2.625%, 09/16/2020	4,089,816	0.1
15,340,000	(1),(3)	Standard Chartered PLC, 3.885%, 03/15/2024	15,073,376	0.3
2,217,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,141,669	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	280,989	0.0
5,910,000	(1)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	5,770,559	0.1
8,732,000		Synovus Financial Corp., 3.125%, 11/01/2022	8,349,975	0.1
3,700,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	3,658,276	0.1
1,061,000	(3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	999,539	0.0
3,714,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	3,682,333	0.1
2,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	1,790,664	0.0
4,260,000	(1)	UBS AG/London, 2.450%, 12/01/2020	4,169,547	0.1
3,080,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,045,995	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	1,626,408	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,177,249	0.1
920,000	(1),(3)	UniCredit SpA, 5.861%, 06/19/2032	821,428	0.0
4,644,000		US Bank NA/Cincinnati OH, 2.620%, (US0003M + 0.290%), 05/21/2021	4,639,253	0.1
9,830,000	(1)	USAA Capital Corp., 3.000%, 07/01/2020	9,831,895	0.2
3,741,000		Wells Fargo & Co., 4.100%, 06/03/2026	3,668,255	0.1
4,723,000		Wells Fargo & Co., 4.125%, 08/15/2023	4,752,300	0.1
3,631,000		Wells Fargo & Co., 4.750%, 12/07/2046	3,518,923	0.1
4,470,000		Westpac Banking Corp., 3.650%, 05/15/2023	4,475,754	0.1
2,893,000		Willis North America, Inc., 3.600%, 05/15/2024	2,798,314	0.1
2,511,000		XLIT Ltd., 5.500%, 03/31/2045	2,614,140	0.0
			528,722,732	9.4

		Industrial: 1.5%
4,190,000		AECOM, 5.125%, 03/15/2027	3,959,550	0.1
9,620,000	(1)	Airbus Finance BV, 2.700%, 04/17/2023	9,298,075	0.2
2,020,000		Amphenol Corp., 3.200%, 04/01/2024	1,950,527	0.0
2,530,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,789,325	0.1
3,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	4,137,731	0.1
2,715,000		CSX Corp., 4.650%, 03/01/2068	2,567,869	0.0
200,000		Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	198,000	0.0
1,000,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	990,000	0.0
5,000,000		FedEx Corp., 4.050%, 02/15/2048	4,501,027	0.1
2,647,000		FedEx Corp., 4.400%, 01/15/2047	2,514,138	0.0
3,232,000		General Electric Co., 4.500%, 03/11/2044	3,173,378	0.1
3,588,000	(3)	General Electric Co., 5.000%, 12/31/2199	3,544,047	0.1
1,615,000		Mexico City Airport Trust, 4.250%, 10/31/2026	1,528,194	0.0
4,550,000		Northrop Grumman Corp., 2.930%, 01/15/2025	4,325,149	0.1
4,337,000		Northrop Grumman Corp., 4.030%, 10/15/2047	4,079,699	0.1
4,070,000	(1)	Novelis Corp., 5.875%, 09/30/2026	3,907,200	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,920,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	$1,948,800	0.0
2,335,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,251,490	0.0
1,445,000		Rockwell Collins, Inc., 3.500%, 03/15/2027	1,379,473	0.0
3,930,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	3,875,801	0.1
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,493,473	0.0
4,105,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	3,838,175	0.1
1,000,000		Transnet SOC Ltd., 4.000%, 07/26/2022	949,696	0.0
3,920,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,824,989	0.1
2,690,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,599,664	0.0
4,800,000		United Parcel Service, Inc., 2.800%, 11/15/2024	4,611,263	0.1
			81,236,733	1.5

		Technology: 1.9%
2,282,000		Analog Devices, Inc., 3.500%, 12/05/2026	2,179,588	0.0
3,530,000		Apple, Inc., 2.000%, 11/13/2020	3,468,805	0.1
5,675,000		Apple, Inc., 2.400%, 01/13/2023	5,477,077	0.1
3,700,000		Apple, Inc., 2.750%, 01/13/2025	3,543,718	0.1
5,980,000		Apple, Inc., 2.900%, 09/12/2027	5,628,656	0.1
5,925,000		Apple, Inc., 3.000%, 06/20/2027	5,636,049	0.1
4,703,000		Apple, Inc., 3.350%, 02/09/2027	4,595,854	0.1
4,490,000		Apple, Inc., 3.750%, 09/12/2047	4,215,236	0.1
2,000,000		Apple, Inc., 3.750%, 11/13/2047	1,881,577	0.0
963,000		Apple, Inc., 4.450%, 05/06/2044	1,008,898	0.0
1,608,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,631,912	0.0
7,406,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	7,753,584	0.1
4,880,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	5,138,112	0.1
3,770,000	(1)	First Data Corp., 5.750%, 01/15/2024	3,781,687	0.1
2,289,000		International Business Machines Corp., 2.875%, 11/09/2022	2,248,446	0.0
4,100,000		IBM Credit LLC, 3.000%, 02/06/2023	4,010,597	0.1
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/2021	1,263,447	0.0
4,477,000		Microsoft Corp., 3.700%, 08/08/2046	4,356,945	0.1
5,345,000		Microsoft Corp., 4.250%, 02/06/2047	5,679,060	0.1
4,216,000		Microsoft Corp., 4.450%, 11/03/2045	4,546,149	0.1
4,032,000		Oracle Corp., 3.850%, 07/15/2036	3,866,490	0.1
8,841,000		Oracle Corp., 4.000%, 11/15/2047	8,362,820	0.1
895,000		Oracle Corp., 4.300%, 07/08/2034	913,345	0.0
11,250,000		Qualcomm, Inc., 1.850%, 05/20/2019	11,246,292	0.2
2,760,000		Qualcomm, Inc., 3.250%, 05/20/2027	2,582,313	0.0
3,990,000		Western Digital Corp., 4.750%, 02/15/2026	3,887,756	0.1
			108,904,413	1.9

		Utilities: 3.0%
3,770,000		Alabama Power Co., 3.375%, 10/01/2020	3,796,122	0.1
2,200,000		Alabama Power Co., 5.700%, 02/15/2033	2,580,906	0.1
1,927,000		Ameren Corp., 2.700%, 11/15/2020	1,904,258	0.0
8,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,353,557	0.2
1,432,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,416,544	0.0
4,000,000		Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	3,678,536	0.1
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,748,779	0.0
4,020,000	(1)	Calpine Corp., 5.250%, 06/01/2026	3,803,925	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	524,613	0.0
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,057,455	0.0
4,600,000		Comision Federal de Electricidad, 4.750%, 02/23/2027	4,490,750	0.1
1,400,000	(1)	Comision Federal de Electricidad, 4.750%, 02/23/2027	1,366,750	0.0
4,990,000		Commonwealth Edison Co., 3.750%, 08/15/2047	4,681,614	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,009,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/2026	$1,881,309	0.0
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,710,552	0.0
3,000,000		DTE Electric Co., 4.050%, 05/15/2048	2,995,600	0.1
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,460,415	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,182,131	0.0
3,032,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,904,127	0.1
2,647,000	(2)	Duke Energy Corp., 3.950%, 08/15/2047	2,424,018	0.1
3,030,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,058,171	0.1
7,300,000	(1)	Enel Finance International NV, 3.500%, 04/06/2028	6,570,160	0.1
3,323,000		Entergy Corp., 2.950%, 09/01/2026	3,039,487	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/2019	800,128	0.0
3,617,000		Exelon Corp., 3.497%, 06/01/2022	3,581,067	0.1
3,475,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,369,854	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/2023	1,544,443	0.0
830,000		FirstEnergy Corp., 7.375%, 11/15/2031	1,077,691	0.0
4,400,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	4,014,589	0.1
1,750,000		Georgia Power Co., 2.000%, 03/30/2020	1,721,210	0.0
4,400,000		Interstate Power & Light Co., 3.250%, 12/01/2024	4,292,978	0.1
13,076,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	13,084,892	0.2
4,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	4,253,779	0.1
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,931,483	0.0
618,000		Metropolitan Edison Co., 7.700%, 01/15/2019	633,542	0.0
3,160,000		Mississippi Power Co., 3.950%, 03/30/2028	3,134,009	0.1
2,412,000		Mississippi Power Co., 4.250%, 03/15/2042	2,319,302	0.1
790,000		Mississippi Power Co., 4.750%, 10/15/2041	771,567	0.0
709,000		Nevada Power Co., 7.125%, 03/15/2019	730,980	0.0
1,402,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	1,400,115	0.0
1,901,000		NiSource, Inc., 5.950%, 06/15/2041	2,224,576	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/2018	986,182	0.0
2,780,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	2,500,227	0.1
1,947,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	2,041,117	0.0
1,946,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	2,106,839	0.0
1,469,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	1,509,562	0.0
3,300,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	3,053,552	0.1
2,050,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,896,904	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,586,672	0.1
800,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/2021	837,008	0.0
4,035,000		Pinnacle West Capital Corp., 2.250%, 11/30/2020	3,940,000	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/2018	2,170,821	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	3,584,067	0.1
1,581,000		Southern California Edison Co., 3.500%, 10/01/2023	1,578,497	0.0
2,311,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,293,633	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	1,957,043	0.0
2,009,000		Virginia Electric & Power Co., 2.950%, 11/15/2026	1,883,255	0.0
6,165,000		Virginia Electric & Power Co., 3.800%, 04/01/2028	6,139,078	0.1
3,010,000		Wisconsin Public Service Corp., 1.650%, 12/04/2018	3,000,802	0.1
			166,581,243	3.0

	Total Corporate Bonds/Notes
	(Cost $1,866,638,166)		1,813,434,895	32.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.1%
1,096,060	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.886%, 09/25/2044	$1,082,368	0.0
2,808,625		Alternative Loan Trust 2004-J7 MI, 3.111%, (US0001M + 1.020%), 10/25/2034	2,538,685	0.1
3,645,622		Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	3,251,608	0.1
3,054,774		Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	2,960,661	0.1
943,438		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	882,838	0.0
1,175,367		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,131,259	0.0
2,123,012		Alternative Loan Trust 2005-J2 1A12, 2.491%, (US0001M + 0.400%), 04/25/2035	1,879,808	0.0
982,982		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	784,466	0.0
220,148		Alternative Loan Trust 2006-18CB A10, 2.491%, (US0001M + 0.400%), 07/25/2036	151,927	0.0
1,350,523		Alternative Loan Trust 2006-19CB A28, 2.691%, (US0001M + 0.600%), 08/25/2036	1,002,691	0.0
1,259,027		Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	1,180,568	0.0
1,439,232		Alternative Loan Trust 2007-23CB A3, 2.591%, (US0001M + 0.500%), 09/25/2037	991,497	0.0
3,658,343		Alternative Loan Trust 2007-2CB 2A1, 2.691%, (US0001M + 0.600%), 03/25/2037	2,556,455	0.1
1,449,324		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	1,095,675	0.0
1,312,601		Alternative Loan Trust 2007-8CB A3, 2.591%, (US0001M + 0.500%), 05/25/2037	951,440	0.0
2,021,786		American Home Mortgage Assets Trust 2007-4 A4, 2.381%, (US0001M + 0.290%), 08/25/2037	1,818,395	0.0
1,344,378		Banc of America Funding 2007-2 1A16 Trust, 2.691%, (US0001M + 0.600%), 03/25/2037	1,093,033	0.0
1,397,831	(4)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	259,221	0.0
2,096,146	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.781%, 05/25/2035	2,118,056	0.1
2,723,716	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.986%, 09/25/2035	2,602,651	0.1
5,394,355		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.281%, (US0001M + 0.190%), 01/25/2037	5,117,804	0.1
618,807	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	627,586	0.0
2,811,115	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.519%, 11/25/2034	2,806,634	0.1
896,597		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	774,205	0.0
1,869,416		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,904,771	0.0
2,395,169	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.742%, 11/25/2036	2,103,007	0.1
866,801	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	839,691	0.0
2,686,676	(1),(3)	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.500%, 12/25/2035	2,794,158	0.1
1,670,995	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,724,077	0.0
2,869,000	(1),(3)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	2,849,159	0.1
656,327		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	400,281	0.0
7,750,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	7,647,147	0.1
2,481,553	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	2,333,031	0.1
1,683,098	(1),(3)	CSMC Trust 2015-2 B3, 3.934%, 02/25/2045	1,671,513	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,360,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	$1,363,169	0.0
113,153,882	(3),(4)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 1.030%, 04/25/2037	4,578,512	0.1
2,491,040		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	2,170,208	0.1
6,108,401	(4)	Fannie Mae 2008-12 SC, 4.259%, (-1.000*US0001M + 6.350%), 03/25/2038	846,769	0.0
7,726,841		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	8,323,612	0.2
1,234,104		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,206,022	0.0
4,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	5,050,965	0.1
6,534,000		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	6,687,860	0.1
4,061,892		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	4,207,599	0.1
36,145,239	(4)	Fannie Mae 2016-82 SD, 3.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,987,287	0.1
8,596,048		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	8,608,957	0.2
4,600,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.341%, (US0001M + 4.250%), 04/25/2029	5,230,474	0.1
7,434,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	8,112,689	0.2
2,650,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.091%, (US0001M + 3.000%), 10/25/2029	2,822,110	0.1
2,500,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.941%, (US0001M + 2.850%), 11/25/2029	2,604,918	0.1
10,500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	10,693,538	0.2
7,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	7,356,514	0.1
9,750,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	9,953,898	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.291%, (US0001M + 2.200%), 08/25/2030	1,496,034	0.0
1,550,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.241%, (US0001M + 2.150%), 10/25/2030	1,542,201	0.0
13,500,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	13,602,492	0.3
29,737		Fannie Mae Grantor Trust 1998-T2 A6, 0.718%, (US0001M + 0.550%), 01/25/2032	30,564	0.0
37,526	(4)	Fannie Mae Interest Strip 104 2, 9.500%, 10/25/2021	4,261	0.0
7,332	(4)	Fannie Mae Interest Strip 83 2, 9.500%, 09/25/2020	506	0.0
2,633	(4)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/2018	5	0.0
562,392	(4)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	82,755	0.0
1,952,280	(4)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	172,750	0.0
202,641		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	216,939	0.0
295,790	(4)	Fannie Mae REMIC Trust 1999-6 SE, 5.600%, (-1.000*US0001M + 7.685%), 02/17/2029	26,633	0.0
161,571		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	173,058	0.0
1,661,040		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,791,422	0.0
501,625		Fannie Mae REMIC Trust 2003-45 FJ, 3.483%, (US0001M + 1.500%), 06/25/2033	523,502	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,944,919	(4)	Fannie Mae REMIC Trust 2003-66 SA, 5.559%, (-1.000*US0001M + 7.650%), 07/25/2033	$344,180	0.0
366,624	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	85,857	0.0
1,102,406		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	1,161,098	0.0
10,796		Fannie Mae REMIC Trust 2004-10 SC, 20.236%, (-4.000*US0001M + 28.600%), 02/25/2034	11,508	0.0
1,584,134		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,679,723	0.0
33,118		Fannie Mae REMIC Trust 2004-56 FE, 2.541%, (US0001M + 0.450%), 10/25/2033	33,194	0.0
821,669		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	893,441	0.0
1,728,103		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,804,809	0.0
188,084		Fannie Mae REMIC Trust 2004-79 S, 14.049%, (-2.750*US0001M + 19.800%), 08/25/2032	196,401	0.0
55,721		Fannie Mae REMIC Trust 2004-W10 A5, 5.500%, 08/25/2034	55,772	0.0
4,171,195		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	4,404,937	0.1
69,092		Fannie Mae REMIC Trust 2005-74 NP, 15.084%, (-3.782*US0001M + 22.992%), 01/25/2035	72,550	0.0
220,980		Fannie Mae REMIC Trust 2006-104 ES, 22.994%, (-5.000*US0001M + 33.450%), 11/25/2036	361,350	0.0
4,167,378	(4)	Fannie Mae REMIC Trust 2006-12 SD, 4.659%, (-1.000*US0001M + 6.750%), 10/25/2035	516,821	0.0
1,158,970	(4)	Fannie Mae REMIC Trust 2006-123 UI, 4.649%, (-1.000*US0001M + 6.740%), 01/25/2037	193,999	0.0
319,309	(4)	Fannie Mae REMIC Trust 2006-72 HS, 4.609%, (-1.000*US0001M + 6.700%), 08/25/2026	35,940	0.0
82,289		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	90,850	0.0
6,025,074	(4)	Fannie Mae REMIC Trust 2007-91 AS, 4.309%, (-1.000*US0001M + 6.400%), 10/25/2037	939,846	0.0
2,648,082		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,743,878	0.1
12,918,075	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	13,639,537	0.3
3,316,938	(4)	Fannie Mae REMIC Trust 2009-90 TS, 4.059%, (-1.000*US0001M + 6.150%), 11/25/2039	442,415	0.0
4,940,334	(4)	Fannie Mae REMIC Trust 2010-118 GS, 3.859%, (-1.000*US0001M + 5.950%), 10/25/2039	339,048	0.0
8,212,790	(4)	Fannie Mae REMIC Trust 2010-123 SL, 3.979%, (-1.000*US0001M + 6.070%), 11/25/2040	1,052,652	0.0
8,734,589	(4)	Fannie Mae REMIC Trust 2010-41 SB, 4.309%, (-1.000*US0001M + 6.400%), 05/25/2040	1,225,803	0.0
2,524,926	(4)	Fannie Mae REMIC Trust 2010-43 VS, 4.359%, (-1.000*US0001M + 6.450%), 05/25/2040	368,937	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	11,676,384	0.2
2,784,513	(4)	Fannie Mae REMIC Trust 2011-102 SA, 4.509%, (-1.000*US0001M + 6.600%), 10/25/2041	443,807	0.0
3,901,407		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	4,168,882	0.1
3,952,906	(4)	Fannie Mae REMIC Trust 2011-93 GS, 4.459%, (-1.000*US0001M + 6.550%), 04/25/2039	645,634	0.0
1,883,440	(4)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	241,832	0.0
10,413,907	(4)	Fannie Mae REMIC Trust 2012-122 SB, 4.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,748,583	0.0
5,897,554	(4)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	607,233	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,008,914	(4)	Fannie Mae REMIC Trust 2012-133 AS, 4.109%, (-1.000*US0001M + 6.200%), 10/25/2042	$1,389,738	0.0
1,628,812	(4)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	191,641	0.0
7,644,015	(4)	Fannie Mae REMIC Trust 2012-15 SP, 4.529%, (-1.000*US0001M + 6.620%), 06/25/2040	830,415	0.0
3,900,839	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.459%, (-1.000*US0001M + 6.550%), 09/25/2040	502,879	0.0
9,125,075	(4)	Fannie Mae REMIC Trust 2012-30 QS, 4.509%, (-1.000*US0001M + 6.600%), 04/25/2031	1,057,491	0.0
2,292,685	(4)	Fannie Mae REMIC Trust 2012-68 YS, 4.609%, (-1.000*US0001M + 6.700%), 07/25/2042	377,845	0.0
3,616,691	(4)	Fannie Mae REMIC Trust 2013-26 JS, 4.109%, (-1.000*US0001M + 6.200%), 10/25/2032	509,254	0.0
12,388,798	(4)	Fannie Mae REMIC Trust 2013-60 DS, 4.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,827,806	0.0
11,622,096	(4)	Fannie Mae REMIC Trust 2013-9 SM, 4.159%, (-1.000*US0001M + 6.250%), 02/25/2033	1,513,555	0.0
8,125,980	(4)	Fannie Mae REMIC Trust 2014-17 DS, 4.109%, (-1.000*US0001M + 6.200%), 02/25/2043	1,040,507	0.0
4,145,991	(4)	Fannie Mae REMIC Trust 2014-28 BS, 4.109%, (-1.000*US0001M + 6.200%), 08/25/2043	576,354	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	2,568,145	0.1
30,388,039	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	7,243,533	0.1
8		Fannie Mae REMICS 1989-34 J, 985.500%, 07/25/2019	30	0.0
46		Fannie Mae REMICS 1990-59 K, 1184.190%, 06/25/2020	440	0.0
62		Fannie Mae REMICS 1990-97 H, 1133.313%, 08/25/2020	482	0.0
227,307	(4)	Fannie Mae REMICS 1997-18 SG, 6.015%, (-1.000*US0001M + 8.100%), 03/17/2027	26,932	0.0
189,888	(4),(5)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	163	0.0
94,100	(4)	Fannie Mae REMICS 1999-57 SC, 7.665%, (-1.000*US0001M + 9.750%), 11/17/2029	6,007	0.0
54,915	(4)	Fannie Mae REMICS 2000-38 SJ, 7.115%, (-1.000*US0001M + 9.200%), 11/18/2030	2,715	0.0
203,733	(4)	Fannie Mae REMICS 2000-38 SK, 7.115%, (-1.000*US0001M + 9.200%), 10/17/2030	8,424	0.0
295,192	(4)	Fannie Mae REMICS 2001-15 S, 6.115%, (-1.000*US0001M + 8.200%), 04/18/2021	6,861	0.0
429,908	(4)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	16,239	0.0
149,715	(4)	Fannie Mae REMICS 2001-8 SK, 6.665%, (-1.000*US0001M + 8.750%), 03/18/2031	20,083	0.0
27,756	(4)	Fannie Mae REMICS 2001-8 SO, 7.716%, (-1.000*US0001M + 9.800%), 02/20/2031	936	0.0
967,380	(4)	Fannie Mae REMICS 2003-49 SW, 4.909%, (-1.000*US0001M + 7.000%), 01/25/2033	136,092	0.0
368,413	(4)	Fannie Mae REMICS 2004-38 SI, 4.479%, (-1.000*US0001M + 6.570%), 10/25/2033	3,518	0.0
7,433,542	(4)	Fannie Mae REMICS 2004-54 SN, 4.959%, (-1.000*US0001M + 7.050%), 07/25/2034	1,148,131	0.0
1,318,715	(4)	Fannie Mae REMICS 2004-88 JH, 4.509%, (-1.000*US0001M + 6.600%), 06/25/2033	56,919	0.0
2,106,520	(4)	Fannie Mae REMICS 2005-75 SP, 4.659%, (-1.000*US0001M + 6.750%), 08/25/2035	283,882	0.0
4,010,949	(4)	Fannie Mae REMICS 2006-56 SM, 4.659%, (-1.000*US0001M + 6.750%), 07/25/2036	572,296	0.0
1,932,753	(4)	Fannie Mae REMICS 2007-21 SB, 4.309%, (-1.000*US0001M + 6.400%), 03/25/2037	187,472	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,985,889	(4)	Fannie Mae REMICS 2007-52 NS, 4.359%, (-1.000*US0001M + 6.450%), 06/25/2037	$268,220	0.0
2,570,873	(4)	Fannie Mae REMICS 2007-85 SM, 4.369%, (-1.000*US0001M + 6.460%), 09/25/2037	341,487	0.0
358,758	(4)	Fannie Mae REMICS 2010-112 SG, 4.269%, (-1.000*US0001M + 6.360%), 06/25/2021	6,615	0.0
2,190,628	(4)	Fannie Mae REMICS 2010-35 CS, 4.359%, (-1.000*US0001M + 6.450%), 04/25/2050	274,774	0.0
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,281,219	0.1
16,672,538	(4)	Fannie Mae REMICS 2011-47 GS, 3.839%, (-1.000*US0001M + 5.930%), 06/25/2041	2,022,069	0.0
8,411,229	(4)	Fannie Mae REMICS 2012-111 SL, 4.009%, (-1.000*US0001M + 6.100%), 05/25/2041	1,070,479	0.0
13,567,201	(4)	Fannie Mae REMICS 2013-40 LS, 4.059%, (-1.000*US0001M + 6.150%), 05/25/2043	2,193,635	0.1
14,343,568	(4)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	1,790,776	0.0
15,848,870	(4)	Fannie Mae REMICS 2014-15 SB, 4.559%, (-1.000*US0001M + 6.650%), 04/25/2044	2,741,875	0.1
14,913,292	(4)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	1,264,546	0.0
5,628,458	(4)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	1,076,690	0.0
6,704,414		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	6,731,449	0.1
88		Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	449	0.0
4,730,224		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	5,055,453	0.1
2,175,264	(4)	Fannie Mae Series 2013-72 YS, 4.059%, (-1.000*US0001M + 6.150%), 07/25/2033	360,981	0.0
410,910	(4)	FHLMC-GNMA 20 S, 6.809%, (-1.000*US0001M + 8.900%), 10/25/2023	47,268	0.0
758,819		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.391%, (US0001M + 0.300%), 12/25/2036	477,198	0.0
758,819	(4)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.609%, (-1.000*US0001M + 6.700%), 12/25/2036	174,050	0.0
871,945		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	695,843	0.0
1,986,282	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.062%, 03/25/2048	1,979,683	0.0
2,328,915	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.062%, 03/25/2048	2,312,834	0.1
2,590,111	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/2048	2,517,513	0.1
35,913,744		Freddie Mac 326 350, 3.500%, 03/15/2044	35,817,013	0.7
13,820,099	(4)	Freddie Mac 3510 AS, 4.337%, (-1.000*US0001M + 6.410%), 04/15/2037	2,060,125	0.1
12,073,948	(4)	Freddie Mac 4191 SA, 4.127%, (-1.000*US0001M + 6.200%), 03/15/2043	1,547,978	0.0
3,643,090		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	3,912,854	0.1
1,124,139		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	1,238,935	0.0
537,372		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	594,811	0.0
167,849		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	181,606	0.0
153,343		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	165,773	0.0
1,038,520		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	1,148,231	0.0
208,727		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	230,029	0.0
269,869		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	282,271	0.0
405,312		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	437,271	0.0
165,324	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	38,487	0.0
1,095,664		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	1,157,341	0.0
201,290		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	218,099	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,056,112	(4)	Freddie Mac REMIC Trust 2866 GS, 4.527%, (-1.000*US0001M + 6.600%), 09/15/2034	$97,445	0.0
746,046	(4)	Freddie Mac REMIC Trust 2883 SD, 4.627%, (-1.000*US0001M + 6.700%), 10/15/2034	39,148	0.0
301,055		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	319,705	0.0
441,607		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	469,392	0.0
8,514,334	(4)	Freddie Mac REMIC Trust 3045 DI, 4.657%, (-1.000*US0001M + 6.730%), 10/15/2035	1,217,331	0.0
47,494		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	47,739	0.0
1,673,832		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,815,342	0.0
450,700	(5),(6)	Freddie Mac REMIC Trust 3139 PO, 0.000%, 01/15/2036	436,154	0.0
2,248,068	(4)	Freddie Mac REMIC Trust 3171 PS, 4.412%, (-1.000*US0001M + 6.485%), 06/15/2036	263,344	0.0
9,280,657	(4)	Freddie Mac REMIC Trust 3199 S, 4.377%, (-1.000*US0001M + 6.450%), 08/15/2036	1,384,442	0.0
798,437		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	869,832	0.0
367,744		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	390,816	0.0
424,249	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.368%, 03/15/2033	447,917	0.0
50,615		Freddie Mac REMIC Trust 3556 NT, 5.173%, (US0001M + 0.000%), 03/15/2038	52,025	0.0
8,593,898		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	9,298,618	0.2
788,917		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	856,575	0.0
2,524,138	(4)	Freddie Mac REMIC Trust 3710 SL, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2036	101,068	0.0
608,044		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	657,600	0.0
25,000,000		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/2038	25,626,830	0.5
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	1,006,538	0.0
476,170		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	504,020	0.0
2,162,834	(4)	Freddie Mac REMIC Trust 3856 KS, 4.477%, (-1.000*US0001M + 6.550%), 05/15/2041	323,501	0.0
1,920,709	(4)	Freddie Mac REMIC Trust 3925 SD, 3.977%, (-1.000*US0001M + 6.050%), 07/15/2040	210,965	0.0
11,799,082	(4)	Freddie Mac REMIC Trust 3925 SL, 3.977%, (-1.000*US0001M + 6.050%), 01/15/2041	1,313,460	0.0
507,227		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	532,332	0.0
2,672,649	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	374,326	0.0
2,711,818	(4)	Freddie Mac REMIC Trust 4088 CS, 3.927%, (-1.000*US0001M + 6.000%), 08/15/2042	444,213	0.0
10,364,015	(4)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	1,223,434	0.0
5,217,592	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	903,533	0.0
4,162,078		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,056,824	0.1
1,237,818		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,330,892	0.0
2,683,346	(4)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	454,940	0.0
4,606,670		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	4,780,662	0.1
6,183,557		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	6,431,970	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,808,952	0.0
8,844,390	(4)	Freddie Mac REMIC Trust 4386 LS, 4.027%, (-1.000*US0001M + 6.100%), 09/15/2044	1,383,978	0.0
48		Freddie Mac REMICS 1006 I, 860.000%, 10/15/2020	294	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
394		Freddie Mac REMICS 1022 K, 479.145%, 12/15/2020	$1,159	0.0
123		Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	542	0.0
132		Freddie Mac REMICS 1074 J, 332.203%, 05/15/2021	304	0.0
142		Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	1,797	0.0
115		Freddie Mac REMICS 1159 D, 884.431%, 11/15/2021	995	0.0
88		Freddie Mac REMICS 121 I, 622.000%, 03/15/2021	346	0.0
43		Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	480	0.0
25,876	(4)	Freddie Mac REMICS 1368 S, 7.427%, (-1.000*US0001M + 9.500%), 08/15/2022	1,192	0.0
19		Freddie Mac REMICS 182 S, 1063.390%, 08/15/2021	124	0.0
124,842	(4)	Freddie Mac REMICS 2074 S, 6.615%, (-1.000*US0001M + 8.700%), 07/17/2028	13,540	0.0
146,200	(4)	Freddie Mac REMICS 2232 SA, 6.515%, (-1.000*US0001M + 8.600%), 05/17/2030	11,471	0.0
37,074	(4)	Freddie Mac REMICS 2301 SP, 7.177%, (-1.000*US0001M + 9.250%), 04/15/2031	4,668	0.0
3,101,655	(4)	Freddie Mac REMICS 2953 LS, 4.627%, (-1.000*US0001M + 6.700%), 12/15/2034	223,240	0.0
3,081,440	(4)	Freddie Mac REMICS 2993 GS, 4.077%, (-1.000*US0001M + 6.150%), 06/15/2025	215,148	0.0
1,257,515	(4)	Freddie Mac REMICS 3006 SI, 4.667%, (-1.000*US0001M + 6.740%), 07/15/2035	170,715	0.0
1,334,774	(4)	Freddie Mac REMICS 3006 YI, 4.667%, (-1.000*US0001M + 6.740%), 07/15/2035	188,009	0.0
85,331	(4)	Freddie Mac REMICS 3034 SE, 4.627%, (-1.000*US0001M + 6.700%), 09/15/2035	2,542	0.0
8,443,990	(4)	Freddie Mac REMICS 3213 JS, 5.127%, (-1.000*US0001M + 7.200%), 09/15/2036	1,492,159	0.0
1,797,273	(4)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	34,399	0.0
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	3,949,336	0.1
1,500,000		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,560,428	0.0
12,347,665	(4)	Freddie Mac REMICS 4057 SN, 4.577%, (-1.000*US0001M + 6.650%), 12/15/2041	1,966,652	0.0
4,047,192	(4)	Freddie Mac REMICS 4090 SN, 4.627%, (-1.000*US0001M + 6.700%), 08/15/2032	584,293	0.0
1,364,730		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	1,347,788	0.0
8,172,932		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	8,130,126	0.2
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,652,575	0.1
10,775,701		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	11,014,622	0.2
4,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	4,982,011	0.1
4,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.541%, (US0001M + 3.450%), 10/25/2029	5,253,031	0.1
9,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	9,900,882	0.2
8,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	8,462,226	0.2
9,120,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	9,334,749	0.2
9,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.891%, (US0001M + 1.800%), 07/25/2030	9,058,341	0.2
1,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	1,796,529	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,291,282	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 5.015%, 07/25/2033	$1,338,778	0.0
3,700,079	(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,648,614	0.1
88,971	(4)	Ginnie Mae 2000-22 SD, 7.715%, (-1.000*US0001M + 9.800%), 05/16/2030	2,310	0.0
1,470,888	(4)	Ginnie Mae 2001-65 SV, 6.016%, (-1.000*US0001M + 8.100%), 02/20/2029	265,697	0.0
2,782,428	(4)	Ginnie Mae 2005-37 SI, 4.066%, (-1.000*US0001M + 6.150%), 05/20/2035	329,119	0.0
2,673,920	(4)	Ginnie Mae 2007-23 ST, 4.116%, (-1.000*US0001M + 6.200%), 04/20/2037	269,003	0.0
3,098,548	(4)	Ginnie Mae 2007-40 SE, 4.666%, (-1.000*US0001M + 6.750%), 07/20/2037	448,083	0.0
2,090,690	(4)	Ginnie Mae 2007-7 EI, 4.116%, (-1.000*US0001M + 6.200%), 02/20/2037	268,403	0.0
7,268,541	(4)	Ginnie Mae 2010-11 SA, 4.335%, (-1.000*US0001M + 6.420%), 01/16/2040	1,012,878	0.0
3,171,290	(4)	Ginnie Mae 2010-14 SB, 4.716%, (-1.000*US0001M + 6.800%), 11/20/2035	473,548	0.0
2,846,021	(4)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	481,971	0.0
1,216,040		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	1,078,008	0.0
1,931,322		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,023,268	0.0
9,208	(4)	Ginnie Mae Series 2001-28 SV, 6.165%, (-1.000*US0001M + 8.250%), 06/16/2031	415	0.0
958,316	(4)	Ginnie Mae Series 2005-7 AH, 4.685%, (-1.000*US0001M + 6.770%), 02/16/2035	133,185	0.0
16,101,446	(4)	Ginnie Mae Series 2007-41 SL, 4.616%, (-1.000*US0001M + 6.700%), 07/20/2037	2,660,184	0.1
1,703,422	(4)	Ginnie Mae Series 2008-2 SW, 4.466%, (-1.000*US0001M + 6.550%), 01/20/2038	262,751	0.0
1,087,374	(4)	Ginnie Mae Series 2008-35 SN, 4.316%, (-1.000*US0001M + 6.400%), 04/20/2038	135,020	0.0
611,027	(4)	Ginnie Mae Series 2008-40 PS, 4.415%, (-1.000*US0001M + 6.500%), 05/16/2038	85,474	0.0
1,474,229	(4)	Ginnie Mae Series 2009-25 KS, 4.116%, (-1.000*US0001M + 6.200%), 04/20/2039	189,052	0.0
1,190,060		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,254,719	0.0
1,259,741		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,334,375	0.0
3,513,315	(4)	Ginnie Mae Series 2009-33 SN, 4.216%, (-1.000*US0001M + 6.300%), 05/20/2039	164,428	0.0
10,881,600		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,491,243	0.2
2,483,420		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,602,152	0.1
499,326	(4)	Ginnie Mae Series 2009-43 HS, 4.116%, (-1.000*US0001M + 6.200%), 06/20/2038	23,289	0.0
3,128,298	(4)	Ginnie Mae Series 2010-116 NS, 4.565%, (-1.000*US0001M + 6.650%), 09/16/2040	411,195	0.0
8,203,425	(4)	Ginnie Mae Series 2010-116 SK, 4.536%, (-1.000*US0001M + 6.620%), 08/20/2040	1,237,279	0.0
14,541,857	(4)	Ginnie Mae Series 2010-149 HS, 4.015%, (-1.000*US0001M + 6.100%), 05/16/2040	1,256,927	0.0
1,820,085	(4)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	622,347	0.0
2,372,672	(4)	Ginnie Mae Series 2010-68 MS, 3.766%, (-1.000*US0001M + 5.850%), 06/20/2040	312,742	0.0
6,144,316	(4)	Ginnie Mae Series 2011-72 SA, 3.265%, (-1.000*US0001M + 5.350%), 05/16/2041	680,656	0.0
9,105,076	(4)	Ginnie Mae Series 2011-73 LS, 4.606%, (-1.000*US0001M + 6.690%), 08/20/2039	780,148	0.0
213,149		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	214,920	0.0
1,779,121	(4)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	211,562	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,386,639	0.0
11,906,149	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,409,214	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,178,914	(4)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	$322,538	0.0
7,125,970	(4)	Ginnie Mae Series 2014-185 SB, 3.516%, (-1.000*US0001M + 5.600%), 12/20/2044	795,571	0.0
12,335,045	(4)	Ginnie Mae Series 2014-3 SU, 3.966%, (-1.000*US0001M + 6.050%), 07/20/2039	1,654,930	0.0
10,804,026	(4)	Ginnie Mae Series 2014-56 SP, 4.115%, (-1.000*US0001M + 6.200%), 12/16/2039	1,362,184	0.0
12,568,880	(4)	Ginnie Mae Series 2014-58 SG, 3.515%, (-1.000*US0001M + 5.600%), 04/16/2044	1,452,643	0.0
2,577,674		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,504,278	0.1
4,965		GSR Mortgage Loan Trust 2005-5F 8A1, 2.591%, (US0001M + 0.500%), 06/25/2035	4,775	0.0
304,756		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	286,486	0.0
3,367,598		HarborView Mortgage Loan Trust 2007-5 A1A, 2.275%, (US0001M + 0.190%), 09/19/2037	3,138,534	0.1
235,840		HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	226,983	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.561%, (US0001M + 0.470%), 10/25/2035	1,953,168	0.0
2,194,951		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	2,046,356	0.0
3,233,768		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.301%, (US0001M + 0.210%), 02/25/2046	2,744,577	0.1
475,483	(1),(3)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.654%, 03/26/2036	467,040	0.0
470,467		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	382,529	0.0
2,812,525	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.207%, 07/25/2035	2,548,394	0.1
4,552,200	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.881%, 05/25/2046	4,514,739	0.1
2,175,767	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.869%, 08/25/2047	2,151,812	0.1
2,083,598	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.869%, 08/25/2047	2,009,177	0.0
1,485,662	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	1,402,034	0.0
2,146,991	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.770%, 06/25/2048	2,103,331	0.1
2,066,665	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.770%, 06/25/2048	2,009,966	0.0
2,728,117	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.770%, 06/25/2048	2,596,318	0.1
2,637,321	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.785%, 09/25/2048	2,549,346	0.1
2,268,758	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.805%, 10/25/2048	2,171,156	0.1
1,517,000	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 4.013%, 12/25/2048	1,473,480	0.0
17,741,760	(4)	Lehman Mortgage Trust 2006-7 2A4, 4.459%, (-1.000*US0001M + 6.550%), 11/25/2036	2,866,880	0.1
12,854,936	(4)	Lehman Mortgage Trust 2006-9 2A5, 4.529%, (-1.000*US0001M + 6.620%), 01/25/2037	2,432,405	0.1
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	1,340,594	0.0
5,366,098		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	4,762,338	0.1
3,003,263	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	3,121,758	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 2.591%, (US0001M + 0.500%), 11/25/2035	9,107,771	0.2
223,124		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	206,082	0.0
1,905,144	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.932%, 10/25/2044	1,906,254	0.0
1,930,531	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/2044	1,923,765	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,917,762	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.743%, 05/25/2045	$1,879,653	0.0
1,668,898	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/2045	1,616,037	0.0
3,300,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,310,623	0.1
2,738,518	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	2,764,166	0.1
6,537,603	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	6,772,656	0.1
2,693,357	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.520%, 02/25/2048	2,770,768	0.1
90,031	(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.689%, 09/25/2034	91,574	0.0
1,360,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,357,198	0.0
1,773,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,777,235	0.0
1,869,932	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.712%, 10/20/2035	1,889,062	0.0
534,816	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.814%, 10/25/2036	496,289	0.0
4,097,775		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.601%, (US0001M + 0.510%), 08/25/2045	4,068,083	0.1
114,578,426	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.410%, 08/25/2045	2,371,395	0.1
3,021,118		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	3,033,463	0.1
563,130	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	548,723	0.0
1,319,726	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.059%, 11/25/2036	1,267,670	0.0
1,570,237	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.101%, 12/25/2036	1,426,332	0.0
3,630,218	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.101%, 12/25/2036	3,297,525	0.1
2,124,331	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.208%, 12/25/2036	2,074,969	0.1
2,058,408	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	1,973,615	0.0
2,742,226	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.438%, 12/25/2036	2,690,773	0.1
660,364	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.084%, 03/25/2037	602,692	0.0
1,805,939	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	1,654,299	0.0
2,321,085		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.991%, (US0001M + 0.900%), 11/25/2035	1,922,669	0.0
2,077,093		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,898,333	0.0
1,462,170		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,384,673	0.0
624,119		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	600,757	0.0
5,669,479		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	4,321,981	0.1
946,411		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.321%, (US0001M + 0.230%), 01/25/2047	870,362	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	1,960,678		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 2.411%, (US0001M + 0.320%), 01/25/2047	$1,819,037	0.0
	1,346,499		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	1,129,368	0.0
	1,574,244		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	1,492,727	0.0
	667,567	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.190%, 04/25/2036	624,738	0.0
	1,890,805	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	1,815,660	0.0

		Total Collateralized Mortgage Obligations
		(Cost $685,346,046)		677,931,674	12.1

FOREIGN GOVERNMENT BONDS: 4.8%
	5,750,000		Argentine Republic Government International Bond, 5.625%, 01/26/2022	5,387,750	0.1
	9,160,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	9,056,950	0.2
	4,975,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	4,396,656	0.1
CLP	4,565,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	7,072,353	0.1
CLP	6,450,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	10,023,440	0.2
BRL	16,458,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	3,874,343	0.1
BRL	42,344,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	9,759,643	0.2
BRL	26,035,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	6,562,331	0.1
BRL	5,156,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,251,523	0.0
	1,968,000		Brazilian Government International Bond, 2.625%, 01/05/2023	1,793,832	0.0
	5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	5,335,075	0.1
	2,500,000	(2)	Brazilian Government International Bond, 6.000%, 04/07/2026	2,561,250	0.0
	1,062,000		Colombia Government International Bond, 2.625%, 03/15/2023	1,009,829	0.0
	9,725,000		Colombia Government International Bond, 3.875%, 04/25/2027	9,416,231	0.2
	760,000		Colombia Government International Bond, 8.125%, 05/21/2024	914,850	0.0
	350,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	332,962	0.0
	400,000		Costa Rica Government International Bond, 9.995%, 08/01/2020	437,000	0.0
	2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,632,955	0.1
	272,000		Croatia Government International Bond, 6.375%, 03/24/2021	288,669	0.0
	300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	298,722	0.0
	270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	277,484	0.0
	900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	892,125	0.0
	300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	316,149	0.0
	2,150,000		Dominican Republic International Bond, 6.875%, 01/29/2026	2,286,332	0.0
	250,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	233,149	0.0
	2,700,000		Egypt Government International Bond, 6.125%, 01/31/2022	2,662,054	0.1
	232,000	(1)	El Salvador Government International Bond, 5.875%, 01/30/2025	218,187	0.0
	290,380	(1)	Gabonese Republic, 6.375%, 12/12/2024	260,924	0.0
	2,506,000		Hungary Government International Bond, 5.375%, 02/21/2023	2,657,187	0.1
	416,000		Hungary Government International Bond, 7.625%, 03/29/2041	569,906	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	1,775,000	(1)	Indonesia Government International Bond, 3.850%, 07/18/2027	$1,686,940	0.0
	1,500,000		Indonesia Government International Bond, 4.125%, 01/15/2025	1,476,150	0.0
	600,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	590,460	0.0
	2,750,000	(1)	Indonesia Government International Bond, 4.350%, 01/08/2027	2,713,076	0.1
IDR	100,152,000,000		Indonesia Treasury Bond, 7.000%, 05/15/2027	6,585,361	0.1
IDR	48,000,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	3,157,013	0.1
IDR	63,492,000,000		Indonesia Treasury Bond, 7.500%, 05/15/2038	4,153,786	0.1
IDR	28,498,000,000		Indonesia Treasury Bond, 8.375%, 09/15/2026	2,033,441	0.0
	2,618,595		Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,434,526	0.0
	600,000	(1)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	578,892	0.0
	1,150,000		Lebanon Government International Bond, 6.100%, 10/04/2022	991,957	0.0
	718,000		Lebanon Government International Bond, 6.000%, 01/27/2023	607,045	0.0
MXN	147,260,000		Mexican Bonos, 6.500%, 06/10/2021	7,185,693	0.1
MXN	95,790,000		Mexican Bonos, 7.750%, 05/29/2031	4,875,293	0.1
	400,000		Mexico Government International Bond, 4.000%, 10/02/2023	401,950	0.0
	2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,251,332	0.0
	600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	600,355	0.0
	850,000		Namibia International Bonds, 5.500%, 11/03/2021	858,134	0.0
	3,125,000		Panama Government International Bond, 3.875%, 03/17/2028	3,078,125	0.1
	693,000		Panama Government International Bond, 6.700%, 01/26/2036	852,390	0.0
PEN	11,093,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	3,473,440	0.1
PEN	26,244,000		Peru Government Bond, 6.900%, 08/12/2037	8,626,053	0.2
	1,900,000	(2)	Peruvian Government International Bond, 4.125%, 08/25/2027	1,947,500	0.0
	2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,581,375	0.1
	4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	3,908,000	0.1
	203,125		Republic of Angola Via Northern Lights III BV, 7.000%, 08/17/2019	204,536	0.0
	600,000		Paraguay Government International Bond, 4.625%, 01/25/2023	609,000	0.0
	600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	609,000	0.0
PLN	41,657,000		Republic of Poland Government Bond, 3.250%, 07/25/2025	11,321,064	0.2
PLN	13,164,000		Republic of Poland Government Bond, 4.000%, 10/25/2023	3,767,695	0.1
	1,380,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,334,573	0.0
	1,500,000		Republic of Poland Government International Bond, 4.000%, 01/22/2024	1,525,672	0.0
	5,250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,688,801	0.1
	2,100,000		Republic of South Africa Government International Bond, 4.850%, 09/27/2027	1,989,664	0.0
	3,200,000		Republic of South Africa Government International Bond, 5.875%, 06/22/2030	3,181,389	0.1
RON	36,935,000		Romania Government Bond, 3.250%, 04/29/2024	8,459,957	0.2
EUR	1,000,000		Romanian Government International Bond, 3.375%, 02/08/2038	1,107,403	0.0
	6,400,000		Russian Federal Bond - OFZ, 4.750%, 05/27/2026	6,419,213	0.1
RUB	276,740,000		Russian Federal Bond - OFZ, 7.000%, 01/25/2023	4,350,125	0.1
RUB	164,590,000		Russian Federal Bond - OFZ, 7.000%, 08/16/2023	2,591,284	0.1
RUB	424,870,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	6,844,499	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
RUB	256,882,000		Russian Federal Bond - OFZ, 7.600%, 07/20/2022	$4,140,794	0.1
RUB	593,095,000		Russian Federal Bond - OFZ, 7.750%, 09/16/2026	9,577,444	0.2
RUB	462,391,000		Russian Federal Bond - OFZ, 8.500%, 09/17/2031	7,885,598	0.1
	5,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	5,407,478	0.1
	8,375,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	8,381,440	0.2
	350,000		Sri Lanka Government International Bond, 5.875%, 07/25/2022	344,513	0.0
	1,100,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,056,168	0.0
	253,337		Tanzania Government International Bond, 8.241%, (US0003M + 6.000%), 03/09/2020	258,781	0.0
	800,000		Turkey Government International Bond, 4.875%, 10/09/2026	705,807	0.0
	1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	883,246	0.0
	1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	939,050	0.0
	200,000		Turkey Government International Bond, 6.250%, 09/26/2022	200,999	0.0
	2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,158,938	0.0
	2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	2,696,734	0.1
	2,300,000		Uruguay Government International Bond, 4.375%, 10/27/2027	2,335,937	0.0
	253,970		Uruguay Government International Bond, 7.625%, 03/21/2036	329,463	0.0
	341,643		Uruguay Government International Bond, 8.000%, 11/18/2022	387,167	0.0
	475,000		Vietnam Government International Bond, 6.750%, 01/29/2020	492,594	0.0
	300,000	(1)	Zambia Government International Bond, 5.375%, 09/20/2022	251,249	0.0

		Total Foreign Government Bonds
		(Cost $288,438,185)		267,865,423	4.8

ASSET-BACKED SECURITIES: 11.0%
			Automobile Asset-Backed Securities: 0.1%
	400,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/2021	397,843	0.0
	2,303,964	(1)	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/2021	2,300,595	0.1
	1,450,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,445,659	0.0
	1,550,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,525,980	0.0
	1,940,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,920,137	0.0
	800,000	(1)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	797,564	0.0
				8,387,778	0.1

			Home Equity Asset-Backed Securities: 0.4%
	8,100,151		Freddie Mac Structured Pass Through Certificates T-31 A7, 2.210%, (US0001M + 0.250%), 05/25/2031	8,048,087	0.1
	4,316,698	(3)	GSAA Home Equity Trust 2006-4 4A3, 3.617%, 03/25/2036	3,581,082	0.1
	4,382,873	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	3,112,609	0.1
	384,837	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.877%, 12/25/2036	344,403	0.0
	2,022,726		Morgan Stanley Home Equity Loan Trust 2006-3 A3, 2.251%, (US0001M + 0.160%), 04/25/2036	1,605,635	0.0
	1,342,146		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 2.251%, (US0001M + 0.160%), 02/25/2037	1,207,000	0.0
	1,634,153		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.321%, (US0001M + 0.230%), 02/25/2037	1,482,227	0.0
	783,702		RASC Series 2001-KS1 AI6 Trust, 6.349%, 03/25/2032	781,073	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
3,500,000	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$3,646,488	0.1
			23,808,604	0.4

		Other Asset-Backed Securities: 9.8%
4,689,986	(1),(7)	AJAX Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	4,712,679	0.1
1,647,469	(1),(7)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	1,640,041	0.0
5,100,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	5,108,247	0.1
2,930,000	(1)	ALM VIII Ltd. 2013-8A A1R, 3.838%, (US0003M + 1.490%), 10/15/2028	2,935,019	0.0
1,093,509	(1),(3),(4),(5),(8)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
1,250,000	(1)	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/2045	1,310,599	0.0
6,907,186	(1),(3),(4),(5),(8)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
3,440,000	(1)	Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	3,444,100	0.1
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 3.118%, (US0003M + 1.080%), 04/15/2031	3,890,585	0.1
500,000	(1)	Apidos CLO XII 2013-12A CR, 3.838%, (US0003M + 1.800%), 04/15/2031	499,953	0.0
3,130,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	3,130,729	0.1
5,420,000	(1)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	5,430,531	0.1
3,860,000	(1)	Apidos Clo XXV 2016-25A A1, 3.819%, (US0003M + 1.460%), 10/20/2028	3,863,725	0.1
10,000,000	(1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	10,015,050	0.2
4,350,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.653%, (US0003M + 2.300%), 04/17/2026	4,350,735	0.1
2,000,000	(1)	Atrium CDO Corp. 12A CR, 4.012%, (US0003M + 1.650%), 04/22/2027	1,984,644	0.0
3,970,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	3,972,247	0.1
3,620,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	3,621,253	0.1
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.320%, (US0003M + 1.300%), 07/20/2029	6,327,128	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.709%, (US0003M + 1.350%), 07/20/2030	1,653,970	0.0
3,890,000	(1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	3,901,997	0.1
8,770,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.598%, (US0003M + 1.250%), 07/15/2029	8,798,941	0.2
7,500,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.559%, (US0003M + 1.200%), 01/20/2031	7,431,315	0.1
3,190,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.838%, (US0003M + 1.490%), 01/15/2029	3,196,776	0.1
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 2.973%, (US0003M + 1.150%), 04/20/2031	4,933,740	0.1
2,450,000	(1)	Birchwood Park CLO Ltd. 2014-1A C1R, 4.598%, (US0003M + 2.250%), 07/15/2026	2,450,507	0.0
4,350,000	(1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	4,355,359	0.1
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.842%, (US0003M + 2.500%), 04/13/2027	4,090,122	0.1
3,270,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 3.789%, (US0003M + 1.430%), 10/20/2029	3,276,282	0.1
10,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	9,994,370	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
700,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.030%, (US0003M + 1.050%), 05/15/2031	$698,414	0.0
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.471%, (US0003M + 1.130%), 04/17/2031	3,257,394	0.1
6,380,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	6,387,650	0.1
4,300,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	4,313,992	0.1
3,500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	3,504,151	0.1
9,680,000	(1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.829%, (US0003M + 1.470%), 10/20/2028	9,684,433	0.2
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.603%, (US0003M + 1.250%), 10/17/2030	3,534,480	0.1
4,700,000	(1)	Cent CLO 2014-22A A2AR, 4.313%, (US0003M + 1.950%), 11/07/2026	4,704,197	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 2.691%, (US0001M + 0.600%), 07/25/2033	36,144	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	4,064,021	0.1
2,750,000	(1)	CIFC Funding 2014-4A C1R, 5.003%, (US0003M + 2.650%), 10/17/2026	2,751,108	0.0
3,660,000	(1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	3,666,160	0.1
2,150,000	(1)	CIFC Funding 2017-2A C, 4.709%, (US0003M + 2.350%), 04/20/2030	2,160,361	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 3.609%, (US0003M + 1.250%), 10/24/2030	7,457,121	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 3.533%, (US0003M + 1.180%), 11/16/2030	3,001,116	0.1
1,000,000	(1)	CIFC Funding 2018-IA B Ltd., 3.557%, (US0003M + 1.400%), 04/18/2031	986,991	0.0
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.796%, (US0001M + 0.705%), 09/25/2035	7,121,117	0.1
11,712,000		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.241%, (US0001M + 0.150%), 10/25/2036	10,444,500	0.2
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	4,201,567	0.1
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.558%, (US0003M + 1.210%), 10/15/2030	7,008,855	0.1
2,400,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,429,461	0.0
2,350,000	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,370,373	0.0
5,565,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.778%, (US0003M + 1.430%), 10/15/2028	5,581,105	0.1
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	6,665,175	0.1
6,410,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	6,443,774	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	5,571,099	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	7,978,904	0.1
3,970,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,004,117	0.1
3,000,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 4.003%, (US0003M + 1.650%), 01/17/2026	3,000,024	0.1
3,920,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.703%, (US0003M + 2.350%), 01/17/2026	3,921,054	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	4,260,731	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.548%, (US0003M + 1.200%), 10/15/2030	$2,507,643	0.0
8,000,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 3.379%, (US0003M + 1.020%), 04/20/2031	7,977,544	0.1
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.538%, (US0003M + 1.190%), 10/15/2030	2,302,910	0.0
1,850,000	(1)	Gilbert Park CLO Ltd. 2017-1A B, 3.948%, (US0003M + 1.600%), 10/15/2030	1,853,508	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.509%, (US0003M + 1.150%), 11/28/2030	7,013,874	0.1
2,112,041	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,150,750	0.0
1,984,595	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	2,000,373	0.0
1,250,000	(1)	Home Partners of America 2018-1 E Trust, 3.784%, (US0001M + 1.850%), 07/17/2037	1,241,231	0.0
1,500,000	(1)	Jay Park CLO Ltd. 2016-1A B, 4.759%, (US0003M + 2.400%), 10/20/2027	1,503,141	0.0
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 3.345%, (US0003M + 1.000%), 04/15/2031	5,966,400	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 3.176%, (US0003M + 1.250%), 01/20/2031	6,009,048	0.1
1,867,000	(1)	LCM XIV L.P. 14A AR, 3.440%, (US0003M + 1.040%), 07/20/2031	1,866,957	0.0
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 3.459%, (US0003M + 1.220%), 04/20/2031	4,989,795	0.1
5,400,000	(1)	LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	5,424,770	0.1
4,500,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.562%, (US0003M + 2.200%), 07/23/2029	4,500,486	0.1
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.566%, (US0003M + 2.200%), 01/27/2026	5,401,658	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 3.847%, (US0003M + 1.800%), 04/20/2030	1,399,962	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,060,735	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,094,224	0.1
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.803%, 09/25/2057	2,414,409	0.0
5,096,025	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	5,116,322	0.1
2,086,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	2,085,280	0.0
4,205,800	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/2042	4,181,869	0.1
2,500,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 4.203%, (US0003M + 1.850%), 04/17/2027	2,487,390	0.0
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	9,494,944	0.2
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/15/2029	3,005,541	0.1
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	5,543,063	0.1
1,570,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	1,570,066	0.0
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	4,070,970	0.1
5,660,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	5,689,121	0.1
5,980,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	5,985,543	0.1
6,000,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 4.603%, (US0003M + 2.250%), 10/17/2027	6,008,166	0.1
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 3.483%, (US0003M + 1.130%), 01/17/2031	3,551,037	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
8,550,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	$8,595,016	0.1
2,190,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	2,195,041	0.0
4,340,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	4,353,645	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.208%, (US0003M + 1.030%), 04/18/2031	9,949,650	0.2
5,950,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.148%, (US0003M + 2.800%), 10/15/2025	5,907,547	0.1
6,700,000	(1)	Palmer Square Loan Funding 2018-1A B Ltd., 3.623%, (US0003M + 1.400%), 04/15/2026	6,694,593	0.1
4,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	3,968,040	0.1
1,000,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	990,849	0.0
844,049	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.166%, 01/25/2036	836,328	0.0
4,000,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	4,006,752	0.1
4,000,000	(1)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/2032	4,037,154	0.1
5,101,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,101,873	0.1
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	6,918,018	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,691,564	0.1
3,361,943	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	3,361,084	0.1
7,320,000	(1)	Symphony CLO Ltd. 2012-9A AR, 3.798%, (US0003M + 1.450%), 10/16/2028	7,331,997	0.1
3,120,000	(1)	Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	3,128,143	0.1
3,080,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 4.848%, (US0003M + 2.500%), 07/14/2026	3,080,705	0.1
3,398,250	(1)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	3,408,665	0.1
615,625	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	625,311	0.0
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	7,393,981	0.1
2,580,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	2,580,893	0.0
7,000,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.585%, (US0003M + 1.230%), 10/18/2030	7,018,809	0.1
6,000,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	6,018,966	0.1
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	7,088,092	0.1
9,030,000	(1)	Wind River CLO Ltd. 2016-2A A, 3.858%, (US0003M + 1.500%), 11/01/2028	9,040,682	0.2
7,500,000	(1)	Tiaa Clo III Ltd 2017-2A A, 3.498%, (US0003M + 1.150%), 01/16/2031	7,488,728	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.620%, 11/25/2060	1,418,013	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.359%, 11/25/2057	2,745,334	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,079,646	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,212,305	0.1
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,142,270	0.0
9,525,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	8,855,354	0.2
1,500,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 4.248%, (US0003M + 1.900%), 04/15/2027	1,477,910	0.0
1,990,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,937,802	0.0
			551,679,723	9.8

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 0.7%
1,640,838	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	$1,610,713	0.0
2,300,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	2,225,235	0.0
1,063,646	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,061,084	0.0
1,538,147	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,536,823	0.0
2,900,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	2,840,467	0.1
658,902	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	627,130	0.0
782,764	(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	788,525	0.0
597,946	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	594,797	0.0
870,059	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	851,317	0.0
3,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,979,586	0.1
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,615,136	0.1
1,200,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,127,350	0.0
1,340,193	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	1,317,084	0.0
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,971,840	0.1
2,400,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,302,369	0.0
2,900,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,858,943	0.1
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	7,999,710	0.2
			37,308,109	0.7

	Total Asset-Backed Securities
	(Cost $620,784,097)		621,184,214	11.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.8%
25,260,797	(3),(4)	BANK 2017-BNK4 XA, 1.610%, 05/15/2050	2,277,476	0.0
12,930,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	12,715,376	0.2
4,880,000	(3)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,829,511	0.1
167,655,000	(3),(4)	BANK 2017-BNK8 XB, 0.223%, 11/15/2050	2,520,827	0.0
2,000,000	(1),(3)	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.635%, 09/27/2044	1,982,052	0.0
92,840,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	3,736,717	0.1
424,304	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/2041	424,348	0.0
760,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	756,866	0.0
760,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	750,088	0.0
6,814,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.022%, 02/13/2042	6,991,015	0.1
675,034	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	674,245	0.0
2,680,000	(1)	BX Trust 2018-GW D, 3.670%, (US0001M + 1.770%), 05/15/2035	2,683,697	0.0
3,580,000	(1)	BX Trust 2018-GW E, 3.870%, (US0001M + 1.970%), 05/15/2035	3,588,544	0.1
6,540,000	(1)	BXMT 2017-FL1 A Ltd., 2.943%, (US0001M + 0.870%), 06/15/2035	6,527,721	0.1
4,520,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.541%, 11/15/2050	4,411,291	0.1
94,123,700	(3),(4)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.022%, 11/15/2050	6,419,811	0.1
25,340,627	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	2,176,925	0.0
45,113,000	(1),(3),(4)	CD 2016-CD1 Mortgage Trust XB, 0.817%, 08/10/2049	2,244,462	0.0
34,143,330	(3),(4)	CD 2017-CD4 Mortgage Trust XA, 1.478%, 05/10/2050	2,874,844	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,280,000	(3)	CD 2017-CD6 Mortgage Trust C, 4.412%, 11/13/2050	$4,225,623	0.1
4,500,000	(1)	CHT 2017-COSMO A Mortgage Trust, 3.003%, (US0001M + 0.930%), 11/15/2036	4,502,936	0.1
4,139,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.258%, 11/10/2046	4,303,423	0.1
3,430,000	(3)	Citigroup Commercial Mortgage Trust 2014-GC25, 4.681%, 10/10/2047	3,375,391	0.1
3,040,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	2,889,203	0.1
41,555,571	(3),(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.159%, 07/10/2049	4,805,814	0.1
64,949,522	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.271%, 10/12/2050	4,818,332	0.1
3,940,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	3,842,735	0.1
40,632,652	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.073%, 09/15/2050	2,725,183	0.0
89,230,000	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.604%, 06/10/2051	4,749,231	0.1
5,000,000	(1)	Citigroup Commercial Mortgage Trust 2018-TBR E, 4.873%, (US0001M + 2.800%), 12/15/2036	5,041,777	0.1
5,004,152	(3),(4)	COMM 2012-CR1 XA, 2.050%, 05/15/2045	298,178	0.0
29,925,199	(3),(4)	COMM 2012-CR2 XA, 1.817%, 08/15/2045	1,652,092	0.0
35,615,701	(3),(4)	COMM 2012-CR4 XA, 1.944%, 10/15/2045	2,189,928	0.0
27,260,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	677,754	0.0
55,636,514	(1),(3),(4)	COMM 2012-LC4 XA, 2.383%, 12/10/2044	3,179,176	0.1
188,417,550	(3),(4)	COMM 2013-CCRE13 XA, 1.050%, 11/10/2046	5,673,705	0.1
4,240,000	(1),(3)	COMM 2013-CR10 C, 4.950%, 08/10/2046	4,257,126	0.1
4,097,500	(3)	COMM 2014-CCRE18, 4.456%, 07/15/2047	4,192,428	0.1
107,872,070	(3),(4)	COMM 2014-UBS3 XA, 1.448%, 06/10/2047	5,222,713	0.1
139,010,686	(1),(3),(4)	COMM 2015-PC1 XA, 0.883%, 07/10/2050	4,573,674	0.1
920,000	(3)	COMM 2016-COR1 C, 4.540%, 10/10/2049	905,229	0.0
69,763,429	(3),(4)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	2,684,455	0.0
36,419,868	(3),(4)	COMM 2017-COR2 XA, 1.334%, 09/10/2050	3,101,654	0.1
471,454	(1),(3)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/2036	476,092	0.0
900,000	(1),(3)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.493%, 05/15/2036	912,968	0.0
7,065,000	(1),(5)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	6,690,537	0.1
2,840,000	(1),(3)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	2,929,312	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	3,752,802	0.1
16,840,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.444%, 08/25/2020	1,653,570	0.0
27,973,945	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.781%, 11/25/2044	2,788,770	0.1
32,886,106	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.664%, 12/25/2043	1,867,362	0.0
77,599,012	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	5,256,518	0.1
41,334,434	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.341%, 04/25/2021	1,139,793	0.0
30,743,257	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.553%, 05/25/2022	1,382,730	0.0
42,047,111	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	2,720,574	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,890,903	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K021 X3, 2.035%, 07/25/2040	$1,553,113	0.0
31,879,545	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	2,111,676	0.0
32,460,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	3,499,642	0.1
32,442,629	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/2018	107,249	0.0
28,022,724	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.644%, 12/25/2018	91,329	0.0
43,284,372	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.631%, 03/25/2019	291,027	0.0
42,520,998	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.800%, 07/25/2019	452,976	0.0
51,682,626	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.448%, 11/25/2019	651,992	0.0
156,614,884	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.842%, 12/25/2022	3,104,546	0.1
213,071,883	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	570,095	0.0
3,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.355%, 12/10/2043	3,462,037	0.1
3,000,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,864,308	0.1
2,710,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	2,450,941	0.0
23,776,303	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	1,203,915	0.0
62,342,153	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.558%, 11/10/2046	2,298,780	0.0
106,879,537	(3),(4)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.831%, 08/10/2046	2,970,321	0.1
67,968,866	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.160%, 06/10/2047	2,864,426	0.1
83,098,431	(3),(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.714%, 11/10/2049	2,838,609	0.1
100,699	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.955%, 05/15/2041	100,571	0.0
17,385,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	240,482	0.0
365,999	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	363,158	0.0
1,252,355	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.466%, 06/12/2041	1,271,905	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.660%, 07/15/2046	2,508,446	0.0
82,477,956	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	3,258,391	0.1
2,900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.253%, 11/15/2045	2,893,760	0.1
2,670,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.044%, 01/15/2047	2,729,043	0.0
20,304,003	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.289%, 04/15/2047	437,578	0.0
42,461,700	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.262%, 01/15/2048	1,845,084	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,632,630	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.294%, 10/15/2048	$77,947	0.0
19,677,369	(3),(4)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.477%, 07/15/2050	1,403,677	0.0
155,201	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.854%, 02/15/2040	154,788	0.0
1,860,000	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.954%, 02/15/2040	1,861,094	0.0
17,776	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	17,811	0.0
1,130,000	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	1,153,176	0.0
4,865,970	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.899%, 11/15/2038	12,882	0.0
50,920,681	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.389%, 03/10/2050	2,489,522	0.0
1,550,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.843%, 08/15/2045	1,553,615	0.0
108,069,260	(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.261%, 12/15/2047	4,604,583	0.1
11,653,000		Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.102%, 11/15/2049	11,167,452	0.2
3,090,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	3,187,374	0.1
1,300,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	1,342,288	0.0
46,946,551	(3),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.946%, 12/15/2050	2,842,379	0.1
4,430,000	(1)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.923%, (US0001M + 0.850%), 11/15/2034	4,427,303	0.1
980,786	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	967,576	0.0
4,900,000	(1)	TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 3.973%, (US0001M + 1.900%), 02/15/2035	4,900,063	0.1
41,812,854	(3),(4)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.144%, 07/15/2048	4,871,804	0.1
4,830,000	(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.480%, 10/15/2050	4,692,015	0.1
5,170,000	(1),(5),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706, 0.000%, 12/27/2043	5,041,767	0.1
5,000,000	(1),(5),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,871,756	0.1
76,585,602	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.721%, 12/15/2045	4,267,840	0.1
14,545,560	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	879,890	0.0
11,202,931	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.051%, 11/15/2045	743,994	0.0
12,746,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	9,850,403	0.2
20,029,346	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	7,988,066	0.1
91,647,776	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	4,340,026	0.1
62,593,264	(3),(4)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.006%, 09/15/2046	1,834,884	0.0
89,898,111	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 1.054%, 11/15/2047	3,807,428	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $329,187,949)		327,433,407	5.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.8%
		Federal Home Loan Mortgage Corporation: 12.9%(10)
1,060,481		2.500%, 05/01/2030	1,031,964	0.0
1,341,260		2.500%, 05/01/2030	1,304,543	0.0
1,738,507		2.500%, 06/01/2030	1,690,896	0.0
11,794,000	(9)	3.000%, 07/01/2033	11,709,062	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
2,024,630		3.000%, 11/01/2042	$1,976,229	0.0
2,169,879		3.000%, 02/01/2043	2,117,327	0.0
2,779,420		3.000%, 03/01/2045	2,704,118	0.1
2,610,228		3.000%, 03/01/2045	2,541,063	0.1
6,491,472		3.000%, 04/01/2045	6,311,910	0.1
6,475,179		3.000%, 04/01/2045	6,294,311	0.1
20,302,000	(9)	3.000%, 07/01/2045	19,641,605	0.4
10,127,496		3.500%, 01/01/2045	10,129,737	0.2
3,690,622		3.500%, 03/01/2045	3,687,734	0.1
243,517,000	(9)	3.500%, 07/01/2045	242,178,443	4.3
1,387,645		4.000%, 10/01/2041	1,426,795	0.0
2,230,189		4.000%, 12/01/2041	2,293,103	0.1
42,716,000	(9)	4.000%, 07/01/2044	43,526,981	0.8
3,026,467		4.000%, 08/01/2044	3,097,770	0.1
1,907,894		4.000%, 07/01/2045	1,952,785	0.0
3,385,712		4.000%, 09/01/2045	3,465,120	0.1
4,653,195		4.000%, 09/01/2045	4,762,747	0.1
6,725,591		4.000%, 09/01/2045	6,883,653	0.1
5,083,095		4.000%, 05/01/2046	5,187,009	0.1
1,235,357		4.000%, 03/01/2048	1,260,749	0.0
249,614,000	(9)	4.000%, 07/01/2048	254,479,531	4.5
7,390		4.414%, 05/01/2037	7,771	0.0
969,447		4.500%, 08/01/2041	1,011,245	0.0
1,408,219		4.500%, 09/01/2041	1,480,154	0.0
1,323,495		4.500%, 10/01/2041	1,391,105	0.0
2,029,906		4.500%, 03/01/2044	2,124,551	0.0
9,528,278		4.500%, 02/01/2048	9,931,144	0.2
58,411,000	(9)	4.500%, 07/01/2048	60,790,322	1.1
134,127		5.000%, 01/01/2041	143,386	0.0
1,280,700		5.000%, 04/01/2041	1,364,282	0.0
40,465		5.500%, 07/01/2037	43,491	0.0
2,126,903		5.500%, 11/01/2038	2,312,363	0.1
4,668		6.000%, 12/01/2028	5,103	0.0
17,638		6.000%, 01/01/2029	19,287	0.0
7,184		6.500%, 01/01/2024	8,004	0.0
7,067		6.500%, 12/01/2031	7,876	0.0
673,220		6.500%, 09/01/2034	750,282	0.0
1,084		7.000%, 03/01/2032	1,128	0.0
			723,046,679	12.9

		Federal National Mortgage Association: 9.4%(10)
2,095,933		2.500%, 05/01/2030	2,047,108	0.0
4,905,367		2.500%, 06/01/2030	4,790,987	0.1
3,356,193		2.500%, 06/01/2030	3,277,941	0.1
2,056,454		2.500%, 07/01/2030	2,008,497	0.0
18,700,000	(9)	2.500%, 07/01/2030	18,174,996	0.3
2,846,015		3.000%, 08/01/2030	2,839,632	0.1
1,780,115		3.000%, 09/01/2030	1,776,120	0.0
5,306,346		3.000%, 04/01/2043	5,185,213	0.1
4,184,440		3.000%, 07/01/2043	4,088,276	0.1
1,110,605		3.000%, 08/01/2043	1,085,762	0.0
988,114		3.000%, 09/01/2043	965,406	0.0
13,599,761		3.000%, 04/01/2045	13,256,046	0.2
2,704,706		3.000%, 08/01/2046	2,629,996	0.1
1,373,350		3.000%, 11/01/2046	1,335,613	0.0
174,583,000	(9)	3.000%, 07/01/2048	169,086,364	3.0
143,263		3.188%, 07/01/2035	149,567	0.0
7,059,038		3.500%, 10/01/2042	7,076,577	0.1
2,215,553		3.500%, 04/01/2043	2,219,041	0.0
6,960,498		3.500%, 08/01/2043	6,970,194	0.1
7,434,666		3.500%, 01/01/2044	7,431,240	0.1
4,350,311		3.500%, 03/01/2044	4,365,830	0.1
523,532		3.500%, 01/01/2046	523,487	0.0
776,325		3.500%, 02/01/2046	776,258	0.0
393,843		3.500%, 02/01/2046	393,764	0.0
31,452,038		3.500%, 08/01/2046	31,427,881	0.6
2,850,689		3.500%, 02/01/2048	2,847,617	0.1
132,000	(9)	3.500%, 07/01/2048	131,349	0.0
637,876		4.000%, 03/01/2042	655,390	0.0
2,311,792		4.000%, 07/01/2042	2,375,278	0.0
430,538		4.000%, 07/01/2042	442,361	0.0
2,514,092		4.000%, 07/01/2042	2,582,625	0.1
1,377,668		4.000%, 09/01/2043	1,418,435	0.0
2,749,795		4.000%, 01/01/2045	2,808,287	0.1
20,895,006		4.000%, 01/01/2045	21,597,383	0.4
1,581,501		4.000%, 03/01/2045	1,615,144	0.0
18,856,418		4.000%, 05/01/2045	19,269,149	0.4
3,137,722		4.000%, 06/01/2045	3,215,373	0.1
11,480,984		4.000%, 12/01/2046	11,781,956	0.2
3,560,980		4.000%, 03/01/2048	3,636,761	0.1
1,201,730		4.000%, 03/01/2048	1,227,305	0.0
2,738,165		4.250%, 11/01/2043	2,838,453	0.1
577,012		4.500%, 11/01/2040	607,337	0.0
299,673		4.500%, 11/01/2040	315,423	0.0
4,674,298		4.500%, 11/01/2040	4,916,552	0.1
9,772		4.500%, 12/01/2040	10,286	0.0
4,819		4.500%, 12/01/2040	5,072	0.0
11,848		4.500%, 01/01/2041	12,471	0.0
8,091		4.500%, 01/01/2041	8,504	0.0
767,829		4.500%, 10/01/2041	808,183	0.0
1,265,887		4.500%, 10/01/2044	1,330,938	0.0
1,552,332		4.500%, 12/01/2045	1,633,568	0.0
6,756,345		4.500%, 04/01/2047	7,069,205	0.1
2,874,172		4.500%, 04/01/2047	2,996,104	0.1
4,426,646		4.500%, 04/01/2047	4,667,624	0.1
3,326,650		4.500%, 04/01/2047	3,510,150	0.1
5,056,868		4.500%, 04/01/2047	5,322,647	0.1
3,227,695		4.500%, 05/01/2047	3,401,057	0.1
1,991,411		4.500%, 05/01/2047	2,098,109	0.0
1,793,978		4.500%, 05/01/2047	1,890,333	0.0
2,607,959		4.500%, 05/01/2047	2,745,132	0.1
11,130,928		4.500%, 05/01/2047	11,679,393	0.2
1,347,041		4.500%, 06/01/2047	1,440,684	0.0
7,111,072		4.500%, 06/01/2047	7,445,861	0.1
8,237,604		4.500%, 06/01/2047	8,625,007	0.2
9,860,549		4.500%, 07/01/2047	10,325,804	0.2
8,287,477		4.500%, 08/01/2047	8,678,512	0.2
5,000,000	(9)	4.500%, 07/01/2048	5,206,738	0.1
154,652		5.000%, 06/01/2033	165,517	0.0
33,310		5.000%, 09/01/2033	35,693	0.0
96,721		5.000%, 11/01/2033	103,948	0.0
32,933		5.000%, 03/01/2034	35,348	0.0
29,564		5.000%, 03/01/2034	31,771	0.0
221,364		5.000%, 02/01/2035	237,163	0.0
8,376		5.000%, 06/01/2035	8,973	0.0
149,495		5.000%, 06/01/2035	160,152	0.0
347,926		5.000%, 07/01/2035	372,769	0.0
83,995		5.000%, 07/01/2035	89,979	0.0
572,145		5.000%, 08/01/2035	612,533	0.0
34,633		5.000%, 10/01/2035	37,085	0.0
723,261		5.000%, 10/01/2035	774,792	0.0
400,718		5.000%, 02/01/2036	429,387	0.0
5,827		5.000%, 03/01/2036	6,244	0.0
75,432		5.000%, 03/01/2036	80,827	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
12,015		5.000%, 05/01/2036	$12,877	0.0
8,092		5.000%, 06/01/2036	8,671	0.0
289,963		5.000%, 07/01/2036	310,689	0.0
406,805		5.000%, 07/01/2037	436,079	0.0
265,689		5.000%, 11/01/2040	285,135	0.0
96,545		5.000%, 05/01/2041	103,615	0.0
514,561		5.000%, 06/01/2041	552,248	0.0
336,584		5.000%, 06/01/2041	361,233	0.0
26,390,000	(9)	5.000%, 07/01/2048	27,956,522	0.5
20,992,079		5.000%, 08/01/2056	22,669,698	0.4
204,709		5.500%, 03/01/2037	222,035	0.0
204,620		5.500%, 06/01/2039	223,154	0.0
1,892,607		5.500%, 10/01/2039	2,048,713	0.0
280		6.000%, 10/01/2018	280	0.0
73,547		6.000%, 09/01/2036	80,426	0.0
264,360		6.000%, 05/01/2038	275,845	0.0
582		6.500%, 02/01/2028	641	0.0
624		6.500%, 09/01/2031	687	0.0
177		6.500%, 09/01/2031	195	0.0
17,837		6.500%, 11/01/2031	19,808	0.0
8,179		6.500%, 04/01/2032	9,021	0.0
4,682		6.500%, 08/01/2032	5,164	0.0
1,450		6.500%, 08/01/2032	1,599	0.0
11,611		7.000%, 12/01/2027	11,914	0.0
2,670		7.000%, 10/01/2031	2,786	0.0
3,219		7.000%, 03/01/2032	3,447	0.0
1,684		7.500%, 09/01/2030	1,958	0.0
905		7.500%, 10/01/2030	906	0.0
5,138		7.500%, 09/01/2031	5,848	0.0
16,868		7.500%, 02/01/2032	18,729	0.0
			527,887,460	9.4

		Government National Mortgage Association: 1.5%
213,000	(9)	3.000%, 07/01/2044	208,336	0.0
5,668,907		3.500%, 07/20/2047	5,710,083	0.1
17,556,680		3.500%, 08/20/2047	17,656,441	0.3
12,382,610		3.500%, 08/20/2047	12,446,913	0.2
691,909		3.500%, 11/20/2047	696,280	0.0
692,791		3.500%, 11/20/2047	697,167	0.0
4,693,659		3.500%, 11/20/2047	4,723,308	0.1
1,483,525		3.500%, 11/20/2047	1,492,896	0.0
593,213		3.500%, 11/20/2047	596,960	0.0
1,085,994		3.500%, 11/20/2047	1,092,854	0.0
1,553,166		3.500%, 12/20/2047	1,562,977	0.0
1,978,474		3.500%, 12/20/2047	1,990,971	0.1
1,150,845		3.500%, 01/20/2048	1,158,114	0.0
1,617,751		3.500%, 01/20/2048	1,627,970	0.1
17,593,000	(9)	3.500%, 07/01/2048	17,656,224	0.3
404,123		4.000%, 11/20/2040	417,993	0.0
2,489,518		4.000%, 03/20/2046	2,559,949	0.1
504,444		4.500%, 10/15/2039	533,707	0.0
326,813		4.500%, 11/15/2039	345,887	0.0
346,579		4.500%, 11/15/2039	366,866	0.0
114,958		4.500%, 12/15/2039	121,643	0.0
107,151		4.500%, 08/20/2041	112,757	0.0
7,200,043		4.500%, 09/15/2047	7,493,303	0.2
514,269	(3)	5.140%, 10/20/2060	523,380	0.0
617,104	(3)	5.310%, 10/20/2060	628,060	0.0
634,596	(3)	5.500%, 03/20/2060	646,449	0.0
			83,067,488	1.5

	Total U.S. Government Agency Obligations
	(Cost $1,341,408,870)		1,334,001,627	23.8

U.S. TREASURY OBLIGATIONS: 19.3%
		U.S. Treasury Bonds: 2.7%
145,845,000	(2)	3.000%, 02/15/2048	146,215,309	2.6
3,370,000		3.500%, 02/15/2039	3,667,705	0.1
			149,883,014	2.7

		U.S. Treasury Notes: 16.6%
16,654,000		1.625%, 03/31/2019	16,574,634	0.3
50,000		2.500%, 05/31/2020	49,980	0.0
270,152,000		2.500%, 06/30/2020	270,009,538	4.8
194,407,000		2.625%, 06/15/2021	194,433,579	3.5
110,240,000		2.625%, 06/30/2023	109,682,341	2.0
700,000		2.750%, 05/31/2023	700,711	0.0
44,168,000		2.750%, 06/30/2025	44,054,782	0.8
13,832,000		2.875%, 05/31/2025	13,884,140	0.2
283,093,000		2.875%, 05/15/2028	283,574,037	5.0
			932,963,742	16.6

	Total U.S. Treasury Obligations
	(Cost $1,078,754,928)		1,082,846,756	19.3

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Utilities: 0.0%
85,974	(11)	SCE Trust VI	2,014,371	0.0

	Total Preferred Stock
	(Cost $2,149,350)		2,014,371	0.0

	Total Long-Term Investments
	(Cost $6,212,707,591)		6,126,712,367	109.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.2%
		Commercial Paper: 3.1%
14,960,000		AT&T, Inc., 2.540%, 07/10/2018	14,949,601	0.3
1,100,000		AT&T, Inc., 2.660%, 09/06/2018	1,094,573	0.0
40,330,000		Berkshire Hathaway Energy Co., 2.730%, 07/05/2018	40,314,916	0.7

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Berkshire Hathaway Energy Co., 3.380%, 07/02/2018	$1,999,629	0.0
4,000,000	Consolidated Edison, Inc., 3.300%, 07/02/2018	3,999,277	0.1
25,000,000	Dominion Energy, Inc., 2.460%, 07/23/2018	24,961,233	0.5
19,000,000	Dominion Energy, Inc., 2.510%, 07/12/2018	18,984,357	0.3
3,300,000	Du Pont CP, 3.380%, 07/02/2018	3,299,388	0.1
3,400,000	Duke Energy Co, 2.520%, 07/11/2018	3,397,422	0.1
11,816,000	Duke Energy Co, 3.900%, 07/02/2018	11,813,804	0.2
437,000	Ford, 2.330%, 07/10/2018	436,722	0.0
1,262,000	General Mills, Inc., 2.660%, 07/06/2018	1,261,448	0.0
31,000,000	Marriott, 2.660%, 07/06/2018	30,986,437	0.6
1,700,000	Nat Grid, 2.550%, 07/09/2018	1,698,930	0.0
12,000,000	Tyson Food, 2.560%, 07/09/2018	11,992,437	0.2
		171,190,174	3.1

	Securities Lending Collateral(12): 0.9%
2,236,461	Bank of Montreal, Repurchase Agreement dated 06/29/18, 2.03%, due 07/02/18 (Repurchase Amount $2,236,834, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $2,281,190, due 08/16/18-09/09/49)	2,236,461	0.1
11,505,210	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $11,507,215, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $11,737,387, due 02/01/21-06/01/48)	11,505,210	0.2
11,505,210	Citibank N.A., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $11,507,215, collateralized by various U.S. Government Agency Obligations, 2.405%-6.000%, Market Value plus accrued interest $11,735,314, due 04/01/24-04/01/48)	11,505,210	0.2
11,505,210	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $11,507,366, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $11,735,316, due 11/15/42-08/15/44)	11,505,210	0.2
11,505,210	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $11,507,111, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $11,735,316, due 09/06/18-09/09/49)	11,505,210	0.2
		48,257,301	0.9

	Repurchase Agreement: 0.0%
2,307,000	Deutsche Bank Repurchase Agreement dated 6/29/2018, 2.080%, due 7/2/2018, $2,307,400 to be received upon repurchase (Collateralized by $5,397,100, TPRN, 0.000%, Market Value plus accrued interest $2,376,235 due 2/15/2046)
	(Cost $2,307,000)	2,307,000	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.2%
517,694,000	(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $517,694,000)	$517,694,000	9.2

	Total Short-Term Investments
	(Cost $739,469,640)		739,448,475	13.2

	Total Investments in Securities (Cost $6,952,177,231)		$6,866,160,842	122.3
	Liabilities in Excess of Other Assets		(1,253,551,758)	(22.3)
	Net Assets		$5,612,609,084	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(11)	Preferred Stock may be called prior to convertible date.
(12)	Represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2018.

BRL	Brazilian Real
CLP	Chilean Peso
DKK	Danish Krone
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Preferred Stock	$2,014,371	$–	$–	$2,014,371
Corporate Bonds/Notes	–	1,813,434,895	–	1,813,434,895
Collateralized Mortgage Obligations	–	677,931,674	–	677,931,674
Commercial Mortgage-Backed Securities	–	327,433,407	–	327,433,407
U.S. Treasury Obligations	–	1,082,846,756	–	1,082,846,756
Asset-Backed Securities	–	621,184,214	–	621,184,214
U.S. Government Agency Obligations	–	1,334,001,627	–	1,334,001,627
Foreign Government Bonds	–	267,865,423	–	267,865,423
Short-Term Investments	517,694,000	221,754,475	–	739,448,475
Total Investments, at fair value	$519,708,371	$6,346,452,471	$–	$6,866,160,842
Other Financial Instruments+
Centrally Cleared Swaps	–	7,684,040	–	7,684,040
Forward Foreign Currency Contracts	–	6,402,463	–	6,402,463
Forward Premium Swaptions	–	825,022	–	825,022
Futures	5,330,809	–	–	5,330,809
Total Assets	$525,039,180	$6,361,363,996	$–	$6,886,403,176
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(11,093,749)	$–	$(11,093,749)
Forward Foreign Currency Contracts	–	(2,319,990)	–	(2,319,990)
Futures	(2,788,192)	–	–	(2,788,192)
Total Liabilities	$(2,788,192)	$(13,413,739)	$–	$(16,201,931)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,128,229	IDR	85,531,694,355	Barclays Bank PLC	07/13/18	$162,907
USD	2,778,968	MYR	11,256,210	Barclays Bank PLC	07/13/18	(7,452)
IDR	7,801,609,000	USD	551,000	Barclays Bank PLC	07/13/18	(6,885)
USD	2,778,968	MYR	11,250,652	Barclays Bank PLC	07/13/18	(6,077)
MYR	20,367,850	USD	5,213,169	Barclays Bank PLC	07/13/18	(171,206)
MYR	2,100,621	USD	538,000	Barclays Bank PLC	07/13/18	(18,001)
USD	12,262,672	CLP	7,780,420,387	Barclays Bank PLC	08/10/18	353,953
USD	8,518,579	BRL	31,594,472	Barclays Bank PLC	08/10/18	403,129
USD	8,519,521	BRL	31,594,472	Barclays Bank PLC	08/10/18	404,071
HUF	1,345,250,856	USD	4,967,000	Barclays Bank PLC	08/10/18	(185,015)
MXN	8,592,233	USD	419,169	Barclays Bank PLC	08/10/18	10,806
USD	7,715,000	BRL	28,458,166	BNP Paribas	08/10/18	405,151
USD	12,116,905	IDR	168,309,869,320	Citibank N.A.	07/13/18	378,301
HUF	1,339,497,580	USD	4,967,000	Citibank N.A.	08/10/18	(205,467)
CZK	116,919,519	USD	5,517,000	Citibank N.A.	08/10/18	(248,232)
CZK	12,053,019	USD	552,000	Citibank N.A.	08/10/18	(8,852)
HUF	149,677,726	USD	552,000	Citibank N.A.	08/10/18	(19,938)
USD	3,584,500	CZK	74,517,489	Citibank N.A.	08/10/18	226,503
RON	1,200,388	USD	308,598	Citibank N.A.	08/10/18	(8,551)
COP	1,208,338	USD	417	Citibank N.A.	08/10/18	(6)
CZK	58,534,951	USD	2,768,000	Citibank N.A.	08/10/18	(130,228)
USD	3,584,500	CZK	74,457,736	Citibank N.A.	08/10/18	229,196
USD	5,525,000	CZK	119,069,220	Citibank N.A.	08/10/18	159,360
IDR	5,535,045,050	USD	389,408	Goldman Sachs International	07/13/18	(3,372)
USD	2,756,000	PHP	147,098,744	Goldman Sachs International	07/13/18	1,768
USD	1,151,209	EUR	973,201	Goldman Sachs International	07/13/18	13,852
BRL	18,017,193	USD	4,691,000	Goldman Sachs International	08/10/18	(63,050)
COP	27,712	USD	9	Goldman Sachs International	08/10/18	–

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,065,896,095	USD	3,307,000	Goldman Sachs International	08/10/18	$(144,937)
USD	5,511,000	PLN	20,174,561	Goldman Sachs International	08/10/18	121,925
USD	6,082,000	PLN	22,500,148	Goldman Sachs International	08/10/18	71,709
CZK	58,347,590	USD	2,756,000	Goldman Sachs International	08/10/18	(126,671)
USD	1,103,000	RUB	68,931,258	Goldman Sachs International	08/10/18	10,013
USD	9,196,656	RUB	577,010,521	Goldman Sachs International	08/10/18	47,470
USD	1,610	HUF	403,736	Goldman Sachs International	08/10/18	175
RUB	42,513,321	USD	662,736	Goldman Sachs International	08/10/18	11,363
BRL	18,343,217	USD	4,691,000	Goldman Sachs International	08/10/18	20,693
USD	9,197,996	RUB	577,010,521	Goldman Sachs International	08/10/18	48,810
USD	9,196,168	RUB	577,010,521	Goldman Sachs International	08/10/18	46,981
USD	9,196,318	RUB	577,010,521	Goldman Sachs International	08/10/18	47,132
USD	9,632,285	RON	36,167,601	HSBC Bank USA N.A.	08/10/18	591,860
USD	153,241	TRY	649,947	HSBC Bank USA N.A.	08/10/18	14,095
CZK	157,243,916	USD	7,701,029	HSBC Bank USA N.A.	08/10/18	(615,114)
USD	8,533,972	BRL	31,594,472	HSBC Bank USA N.A.	08/10/18	418,522
USD	17,031,509	PLN	57,591,365	HSBC Bank USA N.A.	08/10/18	1,647,572
USD	12,239,655	MXN	246,392,080	HSBC Bank USA N.A.	08/10/18	(90,350)
USD	9,862,574	PEN	32,338,639	HSBC Bank USA N.A.	08/10/18	30,408
USD	10,986,000	HUF	2,942,924,736	JPMorgan Chase Bank N.A.	08/10/18	524,738
CZK	116,711,960	USD	5,520,000	JPMorgan Chase Bank N.A.	08/10/18	(260,586)
						$4,082,473

At June 30, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	2,791	09/19/18	$335,443,313	$1,740,833
U.S. Treasury 2-Year Note	202	09/28/18	42,789,281	(16,155)
U.S. Treasury Long Bond	208	09/19/18	30,160,000	(86,555)
U.S. Treasury Ultra Long Bond	960	09/19/18	153,180,000	(402,562)
			$561,572,594	$1,235,561
Short Contracts:
Euro-Bobl 5-Year	(1,844)	09/06/18	(284,618,281)	(2,282,920)
U.S. Treasury 5-Year Note	(1,626)	09/28/18	(184,741,548)	986,141
U.S. Treasury Ultra 10-Year Note	(3,980)	09/19/18	(510,372,813)	2,603,835
			$(979,732,642)	$1,307,056

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.036%	Semi-Annual	10/13/18	USD	42,311,000	$(170,812)	$(170,812)
Pay	3-month USD-LIBOR	Quarterly	1.460	Semi-Annual	10/13/20	USD	151,804,000	(4,582,768)	(4,582,768)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	38,344,000	(2,477,066)	(2,477,066)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	31,365,000	(2,166,042)	(2,166,042)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	24,606,000	(1,697,061)	(1,697,061)
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD	42,083,000	169,831	169,831
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	162,439,000	2,174,287	2,174,287
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	45,684,000	2,055,403	2,055,403
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	45,865,000	3,284,519	3,284,519
								$(3,409,709)	$(3,409,709)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	119,800,000	$(6,409,300)	$128,990
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	170,202,000	8,999,431	281,743
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	119,800,000	6,493,160	43,594
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	119,800,000	(6,418,285)	117,914
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	189,198,000	10,065,334	252,781
								$12,730,340	$825,022

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$6,402,463
Interest rate contracts	Forward premium swaptions	825,022
Interest rate contracts	Futures contracts	5,330,809
Interest rate contracts	Interest rate swaps*	7,684,040
Total Asset Derivatives		$20,242,334

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,319,990
Interest rate contracts	Futures contracts	2,788,192
Interest rate contracts	Interest rate swaps*	11,093,749
Total Liability Derivatives		$16,201,931

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$-	$1,334,866	$405,151	$993,360	$441,891	$2,702,457	$524,738	$-	$6,402,463
Forward premium swaptions	128,990	281,743	-	-	-	-	-	414,289	825,022
Total Assets	$128,990	$1,616,609	$405,151	$993,360	$441,891	$2,702,457	$524,738	$414,289	$7,227,485

Liabilities:
Forward foreign currency contracts	$-	$394,636	$-	$621,274	$338,030	$705,464	$260,586	$-	$2,319,990
Total Liabilities	$-	$394,636	$-	$621,274	$338,030	$705,464	$260,586	$-	$2,319,990

Net OTC derivative instruments by counterparty, at fair value	$128,990	$1,221,973	$405,151	$372,086	$103,861	$1,996,993	$264,152	$414,289	4,907,495

Total collateral pledged by the Fund/(Received from counterparty)	$-	$(1,010,000)	$(320,000)	$(372,086)	$-	$(1,996,993)	$-	$(400,000)	$(4,099,079)

Net Exposure(1)(2)	$128,990	$211,973	$85,151	$-	$103,861	$-	$264,152	$14,289	$808,416

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At June 30, 2018, the Fund received $556,000 and $2,030,000 in cash collateral from Citibank N.A. and HSBC Bank USA N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,955,024,809.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$53,042,327
Gross Unrealized Depreciation	(136,951,995)

Net Unrealized Depreciation	$(83,909,668)

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 64.5%
		Basic Materials: 1.6%
300,000		Huntsman International LLC, 4.875%, 11/15/2020	$305,625	0.3
361,000		PPG Industries, Inc., 2.300%, 11/15/2019	357,937	0.4
320,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	314,814	0.3
300,000		Teck Resources Ltd., 4.750%, 01/15/2022	302,127	0.3
300,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	307,500	0.3
			1,588,003	1.6

		Communications: 4.4%
230,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	221,529	0.2
280,000		Amazon.com, Inc., 1.900%, 08/21/2020	274,375	0.3
537,000		AT&T, Inc., 2.300%, 03/11/2019	535,107	0.6
210,000		AT&T, Inc., 5.200%, 03/15/2020	217,019	0.2
200,000		Cablevision Systems Corp., 5.875%, 09/15/2022	199,000	0.2
141,000		CBS Corp., 2.500%, 02/15/2023	132,639	0.1
150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	151,031	0.2
195,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	195,067	0.2
236,000		Cisco Systems, Inc., 2.450%, 06/15/2020	234,584	0.3
300,000		DISH DBS Corp., 5.125%, 05/01/2020	298,125	0.3
180,000		eBay, Inc., 2.150%, 06/05/2020	177,085	0.2
117,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	120,930	0.1
390,000		Orange SA, 1.625%, 11/03/2019	382,875	0.4
400,000	(1)	Sky PLC, 2.625%, 09/16/2019	397,283	0.4
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	298,125	0.3
220,000		Viacom, Inc., 4.250%, 09/01/2023	218,397	0.2
234,000		Walt Disney Co/The, 1.950%, 03/04/2020	230,171	0.2
			4,283,342	4.4

		Consumer, Cyclical: 5.7%
61,433		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	60,991	0.1
140,000		AutoZone, Inc., 4.000%, 11/15/2020	142,425	0.1
214,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	210,291	0.2
47,221		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	48,177	0.0
200,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	197,407	0.2
300,000		Fiat Chrysler Automobiles NV, 4.500%, 04/15/2020	301,032	0.3
250,000		Ford Motor Credit Co. LLC, 1.897%, 08/12/2019	246,597	0.3
550,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	546,869	0.6
280,000		Ford Motor Credit Co. LLC, 5.750%, 02/01/2021	294,184	0.3
550,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	538,709	0.5
200,000		M/I Homes, Inc., 6.750%, 01/15/2021	207,208	0.2
250,000		MGM Resorts International, 6.750%, 10/01/2020	262,500	0.3
52,000		Newell Brands, Inc., 2.600%, 03/29/2019	51,827	0.1
190,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	185,163	0.2
140,000		Nordstrom, Inc., 4.750%, 05/01/2020	143,186	0.1
274,000		PACCAR Financial Corp., 1.750%, 08/14/2018	273,771	0.3
207,000		Ralph Lauren Corp., 2.625%, 08/18/2020	205,246	0.2
364,000		Toyota Motor Credit Corp., 1.550%, 10/18/2019	358,969	0.4
160,000		Toyota Motor Credit Corp., 1.700%, 01/09/2019	159,342	0.2
110,000		Toyota Motor Credit Corp., 2.950%, 04/13/2021	109,508	0.1
33,959		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	34,765	0.0

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
198,850		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	$199,471	0.2
179,409		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	189,468	0.2
23,756		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	24,319	0.0
249,000		Walmart, Inc., 2.850%, 06/23/2020	249,716	0.3
252,000		Walmart, Inc., 3.125%, 06/23/2021	253,338	0.3
			5,494,479	5.7

		Consumer, Non-cyclical: 9.3%
169,000		Abbott Laboratories, 2.800%, 09/15/2020	167,786	0.2
110,000		Abbott Laboratories, 2.900%, 11/30/2021	108,378	0.1
220,000		AbbVie, Inc., 2.500%, 05/14/2020	217,372	0.2
242,000		Altria Group, Inc., 4.750%, 05/05/2021	251,415	0.3
590,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	582,103	0.6
135,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	134,468	0.1
190,000		Anthem, Inc., 2.500%, 11/21/2020	186,873	0.2
211,000		AstraZeneca PLC, 1.750%, 11/16/2018	210,343	0.2
220,000		AstraZeneca PLC, 1.950%, 09/18/2019	217,683	0.2
152,000		AstraZeneca PLC, 2.375%, 11/16/2020	149,205	0.2
100,000	(1)	BAT Capital Corp., 2.297%, 08/14/2020	97,889	0.1
380,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	376,017	0.4
380,000		Becton Dickinson and Co., 2.404%, 06/05/2020	373,339	0.4
140,000		Campbell Soup Co., 3.650%, 03/15/2023	137,564	0.1
170,000		Cardinal Health, Inc., 2.616%, 06/15/2022	163,016	0.2
45,000		Cardinal Health, Inc., 4.625%, 12/15/2020	46,252	0.0
300,000		Centene Corp., 4.750%, 05/15/2022	303,375	0.3
170,000		Constellation Brands, Inc., 2.250%, 11/06/2020	166,058	0.2
580,000		CVS Health Corp., 3.350%, 03/09/2021	579,690	0.6
240,000	(1)	Danone SA, 1.691%, 10/30/2019	235,969	0.2
160,000		General Mills, Inc., 3.200%, 04/16/2021	159,264	0.2
373,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	355,418	0.4
250,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	260,000	0.3
210,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	207,929	0.2
170,000		Johnson & Johnson, 1.950%, 11/10/2020	167,206	0.2
200,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	198,495	0.2
234,000		Kroger Co., 2.000%, 01/15/2019	232,913	0.2
432,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	429,278	0.4
448,000		Medtronic, Inc., 2.500%, 03/15/2020	444,986	0.5
220,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	216,578	0.2
259,000		Moody's Corp., 2.750%, 12/15/2021	253,280	0.3
145,000		Mylan NV, 2.500%, 06/07/2019	144,374	0.2
79,000		Mylan NV, 3.150%, 06/15/2021	78,160	0.1
90,000		Novartis Capital Corp., 4.400%, 04/24/2020	92,501	0.1
117,000		PepsiCo, Inc., 1.550%, 05/02/2019	116,136	0.1
230,000		PepsiCo, Inc., 2.000%, 04/15/2021	224,314	0.2
340,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	334,901	0.3
123,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	117,836	0.1
295,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	288,063	0.3
			9,026,427	9.3

		Energy: 5.2%
300,000		Antero Resources Corp., 5.125%, 12/01/2022	302,250	0.3
180,000		BP Capital Markets PLC, 2.315%, 02/13/2020	178,309	0.2
349,000		BP Capital Markets PLC, 2.521%, 01/15/2020	346,872	0.4
54,000		BP Capital Markets PLC, 3.216%, 11/28/2023	52,984	0.1
130,000		BP Capital Markets PLC, 4.742%, 03/11/2021	135,364	0.1
220,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	212,411	0.2
195,000		Chevron Corp., 1.790%, 11/16/2018	194,570	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
338,000		Chevron Corp., 2.419%, 11/17/2020	$334,379	0.3
150,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	149,442	0.1
250,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	254,051	0.3
110,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	108,653	0.1
80,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	79,052	0.1
130,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	135,451	0.1
406,000		Exxon Mobil Corp., 1.708%, 03/01/2019	403,998	0.4
300,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	311,730	0.3
250,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	248,437	0.3
170,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	165,884	0.2
84,000		Shell International Finance BV, 1.375%, 09/12/2019	82,654	0.1
185,000		Shell International Finance BV, 1.625%, 11/10/2018	184,382	0.2
416,000		Shell International Finance BV, 1.750%, 09/12/2021	398,607	0.4
294,000		Shell International Finance BV, 2.125%, 05/11/2020	290,544	0.3
337,000		Total Capital International SA, 2.100%, 06/19/2019	335,459	0.3
170,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	168,028	0.2
			5,073,511	5.2

		Financial: 24.6%
210,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	206,608	0.2
180,000		American International Group, Inc., 3.300%, 03/01/2021	179,974	0.2
50,000		American International Group, Inc., 6.400%, 12/15/2020	53,651	0.1
195,000		American Express Credit Corp., 1.875%, 05/03/2019	193,593	0.2
200,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	196,066	0.2
260,000		Aon Corp., 5.000%, 09/30/2020	269,627	0.3
285,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	281,605	0.3
230,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/2019	228,884	0.2
200,000		Banco Santander SA, 3.500%, 04/11/2022	195,205	0.2
550,000		Bank of America Corp., 2.151%, 11/09/2020	537,724	0.5
33,000		Bank of America Corp., 2.600%, 01/15/2019	32,982	0.0
196,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	190,173	0.2
272,000		Bank of Montreal, 2.100%, 12/12/2019	268,813	0.3
110,000		Bank of Montreal, 3.100%, 04/13/2021	109,672	0.1
250,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	247,654	0.2
160,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	156,553	0.2
140,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	139,322	0.1
252,000		Bank of Nova Scotia, 1.650%, 06/14/2019	249,314	0.3
200,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	195,423	0.2
210,000		Barclays PLC, 2.750%, 11/08/2019	208,495	0.2
153,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/2019	152,220	0.2
400,000	(1)	BPCE SA, 2.750%, 01/11/2023	382,330	0.4
260,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	255,844	0.3
250,000		Citibank NA, 2.000%, 03/20/2019	248,871	0.3
433,000		Citigroup, Inc., 2.050%, 12/07/2018	432,224	0.4
266,000		Comerica, Inc., 2.125%, 05/23/2019	264,517	0.3
207,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	204,083	0.2
250,000		Compass Bank, 3.500%, 06/11/2021	249,904	0.3
410,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	409,253	0.4
200,000		Credit Suisse AG, 5.300%, 08/13/2019	204,979	0.2
360,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	357,302	0.4
150,000		Discover Bank, 2.600%, 11/13/2018	149,928	0.1

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
300,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	$293,042	0.3
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	216,611	0.2
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	217,938	0.2
127,000		Goldman Sachs Group, Inc./The, 2.300%, 12/13/2019	125,788	0.1
600,000		Goldman Sachs Group, Inc./The, 2.600%, 12/27/2020	589,796	0.6
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	422,519	0.4
470,000		HSBC Holdings PLC, 3.400%, 03/08/2021	469,977	0.5
200,000		HSBC USA, Inc., 5.000%, 09/27/2020	206,116	0.2
250,000		Huntington National Bank/The, 3.250%, 05/14/2021	249,496	0.3
260,000	(1)	ING Bank NV, 1.650%, 08/15/2019	256,137	0.3
290,000	(2)	ING Bank NV, 4.125%, 11/21/2023	290,911	0.3
310,000	(1)	Intesa Sanpaolo SpA, 3.125%, 07/14/2022	286,310	0.3
424,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	415,645	0.4
100,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	98,241	0.1
250,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	247,870	0.2
250,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	249,307	0.3
342,000		KeyCorp, 2.300%, 12/13/2018	341,633	0.3
200,000		Lloyds Bank PLC, 2.700%, 08/17/2020	197,695	0.2
365,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	350,607	0.4
200,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	195,341	0.2
30,000		Morgan Stanley, 2.200%, 12/07/2018	29,961	0.0
59,000		Morgan Stanley, 2.500%, 01/24/2019	58,915	0.1
270,000		Morgan Stanley, 5.625%, 09/23/2019	278,298	0.3
250,000		National Australia Bank Ltd./New York, 2.250%, 01/10/2020	247,032	0.2
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	287,535	0.3
312,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	306,579	0.3
300,000		National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/2020	296,056	0.3
200,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	197,445	0.2
280,000	(1)	Nordea Bank AB, 4.875%, 01/27/2020	287,591	0.3
200,000	(1)	Nordea Bank AB, 4.875%, 05/13/2021	205,777	0.2
140,000	(1)	Nuveen Finance LLC, 2.950%, 11/01/2019	139,495	0.1
310,000		PNC Bank NA, 1.450%, 07/29/2019	305,703	0.3
680,000		PNC Bank NA, 2.400%, 10/18/2019	675,393	0.7
250,000		PNC Bank NA, 2.700%, 11/01/2022	240,391	0.2
190,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	185,602	0.2
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	174,781	0.2
320,000		Regions Bank/Birmingham AL, 2.250%, 09/14/2018	319,862	0.3
456,000		Royal Bank of Canada, 2.125%, 03/02/2020	449,185	0.5
465,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	482,554	0.5
254,000		Santander Holdings USA, Inc., 2.700%, 05/24/2019	253,292	0.3
363,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	358,470	0.4
250,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	246,529	0.2
265,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	261,472	0.3
560,000	(1)	Standard Chartered PLC, 2.250%, 04/17/2020	548,843	0.6
280,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/2019	278,846	0.3
270,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	267,203	0.3
186,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	183,941	0.2
237,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	234,166	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
188,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	$187,632	0.2
710,000		Toronto-Dominion Bank, 2.250%, 11/05/2019	704,620	0.7
200,000	(1)	UBS AG/London, 2.200%, 06/08/2020	196,083	0.2
250,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	247,240	0.2
200,000	(1)	UBS Group Funding Switzerland AG, 2.650%, 02/01/2022	192,727	0.2
250,000		US Bank NA/Cincinnati OH, 2.350%, 01/23/2020	247,782	0.2
160,000		Wells Fargo & Co., 2.100%, 07/26/2021	153,820	0.2
91,000		Wells Fargo & Co., 4.125%, 08/15/2023	91,565	0.1
460,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	455,069	0.5
252,000		Westpac Banking Corp., 1.600%, 08/19/2019	248,480	0.3
290,000		Westpac Banking Corp., 2.300%, 05/26/2020	285,377	0.3
			23,985,085	24.6

		Industrial: 3.2%
324,000		Amphenol Corp., 2.200%, 04/01/2020	318,799	0.3
300,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	297,375	0.3
460,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	456,231	0.5
96,000		General Electric Co., 2.200%, 01/09/2020	94,869	0.1
296,000		Lockheed Martin Corp., 1.850%, 11/23/2018	295,106	0.3
310,000		Northrop Grumman Corp., 2.080%, 10/15/2020	303,135	0.3
300,000	(1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/2022	300,000	0.3
207,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	205,039	0.2
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	196,241	0.2
280,000		Roper Technologies, Inc., 3.000%, 12/15/2020	278,245	0.3
340,000		United Parcel Service, Inc., 2.050%, 04/01/2021	331,759	0.4
			3,076,799	3.2

		Technology: 6.2%
190,000		Activision Blizzard, Inc., 2.600%, 06/15/2022	183,146	0.2
260,000		Analog Devices, Inc., 2.950%, 01/12/2021	257,925	0.3
320,000		Apple, Inc., 1.800%, 05/11/2020	314,651	0.3
300,000		Apple, Inc., 1.900%, 02/07/2020	296,269	0.3
310,000		Apple, Inc., 2.000%, 11/13/2020	304,626	0.3
92,000		Applied Materials, Inc., 2.625%, 10/01/2020	91,274	0.1
240,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	236,964	0.2
740,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	751,004	0.8
300,000	(1)	First Data Corp., 5.375%, 08/15/2023	303,525	0.3
100,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	100,531	0.1
180,000		IBM Credit LLC, 2.650%, 02/05/2021	178,297	0.2
170,000		Intel Corp., 1.850%, 05/11/2020	167,379	0.2
637,000		Intel Corp., 2.450%, 07/29/2020	633,198	0.6
300,000		KLA-Tencor Corp., 3.375%, 11/01/2019	301,205	0.3
180,000		NetApp, Inc., 2.000%, 09/27/2019	177,536	0.2
260,000		NVIDIA Corp., 2.200%, 09/16/2021	252,585	0.3
164,000		Oracle Corp., 2.400%, 09/15/2023	154,757	0.1
180,000		Oracle Corp., 2.625%, 02/15/2023	174,394	0.2
280,000		Qualcomm, Inc., 1.850%, 05/20/2019	279,908	0.3
350,000		Qualcomm, Inc., 2.100%, 05/20/2020	349,797	0.4
300,000	(1)	IQVIA, Inc., 4.875%, 05/15/2023	304,500	0.3
100,000		salesforce.com, Inc., 3.250%, 04/11/2023	99,508	0.1
117,000		Texas Instruments, Inc., 2.750%, 03/12/2021	116,661	0.1
			6,029,640	6.2

		Utilities: 4.3%
80,000		Alabama Power Co., 3.375%, 10/01/2020	80,554	0.1
130,000		Ameren Illinois Co., 2.700%, 09/01/2022	126,920	0.1
171,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	167,488	0.2
449,000		Black Hills Corp., 2.500%, 01/11/2019	447,990	0.5
99,000		Dominion Energy, Inc., 1.600%, 08/15/2019	97,499	0.1
280,000		Dominion Energy, Inc., 2.579%, 07/01/2020	275,958	0.3
525,000		Duke Energy Corp., 1.800%, 09/01/2021	502,649	0.5

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
143,000	Edison International, 2.125%, 04/15/2020	$140,265	0.1
169,000	Eversource Energy, 2.500%, 03/15/2021	165,645	0.2
293,000	Exelon Generation Co. LLC, 2.950%, 01/15/2020	291,897	0.3
220,000	Georgia Power Co., 2.000%, 03/30/2020	216,381	0.2
180,000	Georgia Power Co., 2.000%, 09/08/2020	175,880	0.2
109,000	NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/2018	108,765	0.1
239,000	NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	238,028	0.2
250,000	Oklahoma Gas & Electric Co., 8.250%, 01/15/2019	256,789	0.3
324,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	316,979	0.3
296,000	Sempra Energy, 1.625%, 10/07/2019	290,500	0.3
170,000	Sempra Energy, 2.400%, 02/01/2020	168,004	0.2
130,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	122,344	0.1
		4,190,535	4.3

	Total Corporate Bonds/Notes
	(Cost $63,622,425)	62,747,821	64.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
263,655	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	253,441	0.3
228,584	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	230,411	0.2
141,938	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	147,840	0.1
58,302	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	57,583	0.1
250,341	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	249,079	0.3
469,211	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	518,158	0.5
278,497	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	274,447	0.3
658,920	(2) Ginnie Mae Series 2014-53 JM, 7.134%, 04/20/2039	734,249	0.7
182,654	(2) Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.812%, 02/25/2034	188,027	0.2

	Total Collateralized Mortgage Obligations
	(Cost $2,706,472)	2,653,235	2.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
	Federal Home Loan Mortgage Corporation: 0.7%(3)
48,986	5.500%, 01/01/2037	52,358	0.1
41,882	5.500%, 08/01/2038	44,757	0.0
11,311	5.500%, 10/01/2038	12,087	0.0
15,434	5.500%, 10/01/2038	16,493	0.0
315,307	5.500%, 11/01/2038	342,801	0.4
190,317	5.500%, 02/01/2039	203,367	0.2
		671,863	0.7

	Federal National Mortgage Association: 0.4%(3)
224,463	5.000%, 01/01/2023	232,213	0.2
181,012	5.000%, 07/01/2034	193,977	0.2
		426,190	0.4

	Total U.S. Government Agency Obligations
	(Cost $1,102,957)	1,098,053	1.1

FOREIGN GOVERNMENT BONDS: 0.1%
58,000	European Investment Bank, 1.750%, 05/15/2020	57,033	0.1

	Total Foreign Government Bonds
	(Cost $57,829)	57,033	0.1

ASSET-BACKED SECURITIES: 17.1%
	Automobile Asset-Backed Securities: 7.4%
150,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	147,356	0.1
350,000	Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/2022	343,496	0.4
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	199,964	0.2
250,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	245,848	0.3
450,000	CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	440,583	0.5
450,000	CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	445,089	0.5
600,000	(1) Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/2022	591,278	0.6

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
400,000		Ford Credit Auto Owner Trust 2018-A A4, 3.160%, 10/15/2023	$401,467	0.4
100,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	99,321	0.1
150,000		GM Financial Automobile Leasing Trust 2018-1 A3, 2.610%, 01/20/2021	149,232	0.2
350,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	347,567	0.4
500,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	496,734	0.5
100,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	98,007	0.1
200,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	194,635	0.2
100,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/2022	99,401	0.1
540,000		Nissan Auto Receivables 2016-B A4, 1.540%, 10/17/2022	525,586	0.5
200,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	195,128	0.2
200,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	199,401	0.2
500,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	494,938	0.5
200,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	197,908	0.2
150,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	147,961	0.1
450,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	441,423	0.5
250,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	244,067	0.2
200,000		Volkswagen Auto Loan Enhanced Trust 2018-1 A4, 3.150%, 07/22/2024	199,998	0.2
110,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/2022	108,933	0.1
100,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	99,161	0.1
			7,154,482	7.4

		Credit Card Asset-Backed Securities: 2.5%
450,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	444,195	0.5
300,000		American Express Credit Account Master Trust 2018-4 A, 2.990%, 12/15/2023	300,173	0.3
250,000		Capital One Multi-Asset Execution Trust 2018-A1 A1, 3.010%, 02/15/2024	250,554	0.3
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	439,798	0.4
400,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/2023	392,166	0.4
600,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	598,308	0.6
			2,425,194	2.5

		Home Equity Asset-Backed Securities: 0.0%
8,982		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	8,987	0.0

		Other Asset-Backed Securities: 6.5%
400,000	(1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	400,602	0.4
250,000	(1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	250,771	0.3
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.559%, (US0003M + 1.200%), 01/20/2031	247,710	0.2
560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.838%, (US0003M + 1.490%), 01/15/2029	561,189	0.6
410,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	410,492	0.4
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.603%, (US0003M + 1.250%), 10/17/2030	250,317	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	$250,865	0.3
250,000	(1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	250,421	0.3
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	146,008	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	250,093	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	250,194	0.2
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	360,395	0.4
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	249,341	0.2
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	250,631	0.3
330,000	(1)	LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	331,514	0.3
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	250,659	0.3
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	251,044	0.3
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	250,675	0.3
260,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	261,338	0.3
250,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	250,576	0.3
250,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	250,786	0.3
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	250,286	0.2
100,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	98,393	0.1
			6,324,300	6.5

		Student Loan Asset-Backed Securities: 0.7%
250,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	244,868	0.2
450,000	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	452,553	0.5
			697,421	0.7

	Total Asset-Backed Securities
	(Cost $16,720,680)		16,610,384	17.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.8%
147,183	(1)	Americold LLC 2010 Trust ARTA A2FL, 3.557%, (US0001M + 1.500%), 01/14/2029	147,216	0.2
233,205	(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	233,496	0.2
410,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	423,212	0.4
540,000	(1)	BXMT 2017-FL1 A Ltd., 2.943%, (US0001M + 0.870%), 06/15/2035	538,986	0.6
422,795		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	437,678	0.5
117,156		COMM 2013-LC13 A2, 3.009%, 08/10/2046	117,157	0.1
430,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	423,861	0.4
98,855		COMM 2014-CR14 A2, 3.147%, 02/10/2047	98,954	0.1
165,347		COMM 2014-CR17 A2, 3.012%, 05/10/2047	165,496	0.2
7,706,884	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K045 x1, 0.578%, 01/25/2025	195,023	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,952,288	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.826%, 09/25/2018	$15,159	0.0
390,000	(1),(2)	FREMF 2012-K705 B Mortgage Trust, 4.289%, 09/25/2044	390,196	0.4
310,000	(1),(2)	FREMF Mortgage Trust 2012-K709 B, 3.872%, 04/25/2045	311,202	0.3
114,514	(1),(2)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.601%, 06/10/2036	113,729	0.1
129,714	(2)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	132,144	0.1
269,317		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	262,406	0.3
272,778		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	263,420	0.3
71,188	(2)	Ginnie Mae 2015-21 AF, 2.071%, 07/16/2048	68,751	0.1
137,610		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	132,889	0.1
201,599		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	193,671	0.2
88,020		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	85,899	0.1
402,954		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	391,677	0.4
205,975		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	200,602	0.2
87,818		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	85,458	0.1
147,479		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	143,328	0.2
550,366		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	532,940	0.6
344,315		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	335,222	0.4
149,691		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	144,684	0.2
37,217		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	37,264	0.0
39,791		GS Mortgage Securities Trust 2013-GC16 A2, 3.033%, 11/10/2046	39,789	0.0
229,163		GS Mortgage Securities Trust 2014-GC18 A2, 2.924%, 01/10/2047	229,251	0.2
36,747	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	36,462	0.0
28,752	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/2046	28,723	0.0
1,040,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.585%, 08/15/2046	1,088,997	1.1
166,356		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	166,535	0.2
123,807		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	123,828	0.1
83	(2)	LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.319%, 04/15/2041	83	0.0
600,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	618,908	0.6
230,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	232,399	0.2
390,000	(2)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.477%, 08/15/2039	390,507	0.4

	Total Commercial Mortgage-Backed Securities
	(Cost $9,738,167)		9,577,202	9.8

U.S. TREASURY OBLIGATIONS: 3.0%
		U.S. Treasury Notes: 3.0%
2,300,000		1.625%, 03/31/2019	2,289,039	2.3
72,000		2.500%, 06/30/2020	71,955	0.1
556,000		2.625%, 06/15/2021	556,076	0.6

	Total U.S. Treasury Obligations
	(Cost $2,916,423)		2,917,070	3.0

	Total Long-Term Investments
	(Cost $96,864,953)		95,660,798	98.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
1,090,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $1,090,000)	1,090,000	1.1

	Total Short-Term Investments
	(Cost $1,090,000)	1,090,000	1.1

	Total Investments in Securities (Cost $97,954,953)	$96,750,798	99.4
	Assets in Excess of Other Liabilities	631,029	0.6
	Net Assets	$97,381,827	100.0

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$62,747,821	$–	$62,747,821
Collateralized Mortgage Obligations	–	2,653,235	–	2,653,235
U.S. Treasury Obligations	–	2,917,070	–	2,917,070
U.S. Government Agency Obligations	–	1,098,053	–	1,098,053
Asset-Backed Securities	–	16,610,384	–	16,610,384
Commercial Mortgage-Backed Securities	–	9,577,202	–	9,577,202
Foreign Government Bonds	–	57,033	–	57,033
Short-Term Investments	1,090,000	–	–	1,090,000
Total Investments, at fair value	$1,090,000	$95,660,798	$–	$96,750,798
Other Financial Instruments+
Forward Premium Swaptions	–	8,333	–	8,333
Futures	1,309	–	–	1,309
Total Assets	$1,091,309	$95,669,131	$–	$96,760,440
Liabilities Table
Other Financial Instruments+
Futures	$(25,181)	$–	$–	$(25,181)
Total Liabilities	$(25,181)	$–	$–	$(25,181)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	106	09/28/18	$22,453,781	$(11,134)
			$22,453,781	$(11,134)
Short Contracts:
U.S. Treasury 10-Year Note	(3)	09/19/18	(360,562)	(1,881)
U.S. Treasury 5-Year Note	(70)	09/28/18	(7,953,203)	(12,166)
U.S. Treasury Ultra 10-Year Note	(2)	09/19/18	(256,469)	1,309
			$(8,570,234)	$(12,738)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Short Term Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	1,210,000	$(64,735)	$1,303
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	1,719,000	(90,892)	2,846
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	1,210,000	(65,582)	440
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	1,210,000	(64,826)	1,191
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	1,911,000	(101,665)	2,553
								$(387,700)	$8,333

Currency Abbreviations
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$1,309
Forward premium swaptions	Interest rate swaps	8,333
Total Asset Derivatives		$9,642

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$25,181
Total Liability Derivatives		$25,181

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward premium swaptions	$1,303	$2,846	$4,184	$8,333
Total Assets	$1,303	$2,846	$4,184	$8,333

Net OTC derivative instruments by counterparty, at fair value	$1,303	$2,846	$4,184	8,333

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)(2)	$1,303	$2,846	$4,184	$8,333

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $98,010,908.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$78,149
Gross Unrealized Depreciation	(1,300,044)

Net Unrealized Depreciation	$(1,221,895)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.6%
		Basic Materials: 0.9%
200,000	(1)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	$197,500	0.0
150,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	157,500	0.0
250,000		Chemours Co/The, 5.375%, 05/15/2027	242,500	0.1
500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	494,591	0.1
250,000	(1)	Constellium NV, 6.625%, 03/01/2025	252,497	0.1
200,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	193,500	0.0
250,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	238,750	0.1
200,000		Hexion, Inc., 6.625%, 04/15/2020	187,780	0.0
200,000		Huntsman International LLC, 5.125%, 11/15/2022	206,347	0.1
450,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	406,350	0.1
150,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	156,000	0.0
200,000	(1)	OCI NV, 6.625%, 04/15/2023	203,820	0.0
200,000		Olin Corp., 5.125%, 09/15/2027	195,000	0.0
350,000		Southern Copper Corp., 5.875%, 04/23/2045	373,469	0.1
250,000		Steel Dynamics, Inc., 5.500%, 10/01/2024	255,313	0.1
200,000		Teck Resources Ltd., 5.200%, 03/01/2042	176,250	0.0
85,000	(1)	Tronox Finance PLC, 5.750%, 10/01/2025	82,769	0.0
300,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	298,875	0.1
150,000		United States Steel Corp., 6.250%, 03/15/2026	148,781	0.0
200,000		Valvoline, Inc., 4.375%, 08/15/2025	186,250	0.0
			4,653,842	0.9

		Communications: 1.2%
200,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/2024	200,000	0.0
200,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	195,000	0.0
200,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	194,250	0.0
200,000	(1)	Altice US Finance I Corp., 5.500%, 05/15/2026	193,500	0.0
250,000		AMC Networks, Inc., 4.750%, 08/01/2025	240,940	0.1
290,000		AT&T, Inc., 3.400%, 05/15/2025	273,145	0.1
150,000		Cablevision Systems Corp., 5.875%, 09/15/2022	149,250	0.0
278,000		CBS Corp., 4.000%, 01/15/2026	269,951	0.1
130,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	121,712	0.0
335,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	308,200	0.1
150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	147,750	0.0
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	276,286	0.1
150,000		Comcast Corp., 4.250%, 01/15/2033	146,639	0.0
250,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	235,937	0.1
200,000		DISH DBS Corp., 5.000%, 03/15/2023	174,250	0.0
75,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	48,656	0.0
75,000		Frontier Communications Corp., 11.000%, 09/15/2025	60,353	0.0
200,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	191,500	0.0
250,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/2023	224,925	0.0
250,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	238,400	0.1
200,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	193,250	0.0
250,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	228,125	0.0
250,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	231,250	0.1
250,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	255,313	0.1
250,000		Sprint Corp., 7.125%, 06/15/2024	253,023	0.1
175,000		Sprint Corp., 7.625%, 03/01/2026	178,719	0.0
45,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	44,550	0.0
145,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	156,600	0.0
100,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	107,250	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
259,000		Time Warner Cable LLC, 5.000%, 02/01/2020	$264,499	0.1
65,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	60,775	0.0
278,000		Verizon Communications, Inc., 4.812%, 03/15/2039	269,500	0.1
150,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	147,750	0.0
			6,281,248	1.2

		Consumer, Cyclical: 1.2%
200,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	190,240	0.0
150,000		AMC Entertainment Holdings, Inc., 5.750%, 06/15/2025	147,562	0.0
60,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	57,900	0.0
200,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	199,188	0.0
160,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	152,800	0.0
250,000		AV Homes, Inc., 6.625%, 05/15/2022	258,437	0.1
150,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	152,250	0.0
350,000		Century Communities, Inc., 5.875%, 07/15/2025	331,625	0.1
280,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	265,650	0.1
250,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	246,875	0.1
150,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	162,697	0.0
150,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	150,402	0.0
250,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/2027	229,065	0.1
250,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	246,250	0.1
150,000	(1)	Hot Topic, Inc., 9.250%, 06/15/2021	143,813	0.0
200,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	207,500	0.0
100,000	(1)	JB Poindexter & Co., Inc., 7.125%, 04/15/2026	103,000	0.0
250,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	246,875	0.1
200,000		Lennar Corp., 5.250%, 06/01/2026	197,000	0.0
150,000		Lennar Corp., 5.375%, 10/01/2022	153,750	0.0
200,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	207,500	0.0
250,000		Meritage Homes Corp., 5.125%, 06/06/2027	233,125	0.1
150,000		MGM Resorts International, 6.000%, 03/15/2023	154,875	0.0
150,000	(1)	Michaels Stores, Inc., 5.875%, 12/15/2020	151,328	0.0
160,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	165,200	0.0
250,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	236,250	0.1
150,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	101,445	0.0
100,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	95,500	0.0
90,000		Scientific Games International, Inc., 6.625%, 05/15/2021	91,575	0.0
100,000		Scientific Games International, Inc., 10.000%, 12/01/2022	106,875	0.0
200,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	217,020	0.1
55,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	53,581	0.0
210,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	204,427	0.0
275,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	259,188	0.1
250,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	236,875	0.1
100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	95,250	0.0
			6,452,893	1.2

		Consumer, Non-cyclical: 1.3%
250,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	257,500	0.1
277,000		Allergan Funding SCS, 3.000%, 03/12/2020	275,727	0.1
140,000		Amgen, Inc., 3.200%, 11/02/2027	131,309	0.0
125,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	113,750	0.0
280,000		Celgene Corp., 3.250%, 08/15/2022	274,663	0.1
15,000		Central Garden & Pet Co., 5.125%, 02/01/2028	13,912	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000		Central Garden & Pet Co., 6.125%, 11/15/2023	$207,750	0.0
105,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/2021	97,650	0.0
150,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	138,000	0.0
250,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	243,750	0.1
239,000		CVS Health Corp., 3.875%, 07/20/2025	233,979	0.1
150,000	(1),(3)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	151,905	0.0
50,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	49,000	0.0
200,000		Envision Healthcare Corp., 5.625%, 07/15/2022	204,375	0.0
225,000	(1),(2),(4)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	223,312	0.1
250,000		HCA, Inc., 5.375%, 02/01/2025	246,800	0.1
150,000	(2)	Hertz Corp., 7.375%, 01/15/2021	147,750	0.0
250,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	255,625	0.1
150,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	149,655	0.0
90,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	86,287	0.0
265,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	250,677	0.1
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	272,931	0.1
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	275,880	0.1
40,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	38,500	0.0
135,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	125,550	0.0
125,000	(1),(3)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	129,375	0.0
125,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	116,875	0.0
150,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	167,062	0.0
100,000	(2)	Revlon Consumer Products Corp., 6.250%, 08/01/2024	56,500	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	264,696	0.1
200,000	(1)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	204,500	0.0
95,000		Teleflex, Inc., 4.625%, 11/15/2027	90,131	0.0
155,000		Teleflex, Inc., 5.250%, 06/15/2024	160,425	0.0
150,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	149,813	0.0
200,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	199,967	0.0
350,000		United Rentals North America, Inc., 4.625%, 10/15/2025	334,250	0.1
150,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/2023	140,250	0.0
150,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	148,388	0.0
50,000	(1)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/2025	52,063	0.0
100,000	(1)	Valeant Pharmaceuticals International, 9.250%, 04/01/2026	104,125	0.0
200,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	192,000	0.0
			6,976,657	1.3

		Energy: 1.7%
200,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	200,000	0.0
160,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/2026	156,000	0.0
270,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	268,650	0.1
200,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	204,190	0.1
70,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	69,539	0.0
250,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	254,122	0.1
250,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	256,250	0.1
275,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	276,375	0.1
50,000	(1)	Diamondback Energy, Inc., 5.375%, 05/31/2025	50,062	0.0
80,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	77,800	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
120,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	$117,450	0.0
100,000		Ensco PLC, 7.750%, 02/01/2026	94,845	0.0
1,000,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	966,575	0.2
200,000		Gulfport Energy Corp., 6.375%, 05/15/2025	195,250	0.0
40,000		Gulfport Energy Corp., 6.375%, 01/15/2026	38,500	0.0
100,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	100,250	0.0
250,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	243,125	0.1
200,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	162,500	0.0
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	489,406	0.1
750,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	734,109	0.2
180,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	192,150	0.0
200,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	196,182	0.0
100,000		Murphy Oil Corp., 6.875%, 08/15/2024	105,250	0.0
225,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	220,781	0.1
135,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	133,819	0.0
100,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	103,125	0.0
100,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	101,375	0.0
500,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	440,315	0.1
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	775,969	0.2
200,000		Sanchez Energy Corp., 6.125%, 01/15/2023	136,500	0.0
150,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	149,063	0.0
200,000	(1)	SRC Energy, Inc., 6.250%, 12/01/2025	200,750	0.1
110,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	105,050	0.0
100,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	96,250	0.0
10,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	9,500	0.0
10,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	9,453	0.0
200,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	198,000	0.0
150,000		Unit Corp., 6.625%, 05/15/2021	150,375	0.0
200,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	199,500	0.0
250,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	256,250	0.1
146,000		WPX Energy, Inc., 6.000%, 01/15/2022	152,570	0.0
			8,887,225	1.7

		Financial: 1.6%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/2020	152,983	0.0
100,000		Ally Financial, Inc., 5.750%, 11/20/2025	102,250	0.0
327,000		Bank of America Corp., 2.625%, 10/19/2020	323,021	0.1
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	454,011	0.1
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	399,184	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	272,798	0.1
150,000		CIT Group, Inc., 5.000%, 08/15/2022	152,062	0.0
25,000		CIT Group, Inc., 5.250%, 03/07/2025	25,250	0.0
50,000		CIT Group, Inc., 6.125%, 03/09/2028	51,500	0.0
200,000		Citigroup, Inc., 2.900%, 12/08/2021	196,066	0.0
150,000		Equinix, Inc., 5.750%, 01/01/2025	151,830	0.0
270,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	261,225	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	387,480	0.1
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	275,080	0.1
281,000		HCP, Inc., 4.000%, 06/01/2025	275,314	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
50,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	$49,500	0.0
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	275,391	0.1
184,000	(4)	JPMorgan Chase & Co., 6.125%, 12/31/2199	189,290	0.0
250,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	254,297	0.0
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	392,592	0.1
86,000	(4)	M&T Bank Corp., 6.450%, 12/31/2199	92,235	0.0
268,000		Morgan Stanley, 4.000%, 07/23/2025	267,347	0.1
205,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	196,287	0.0
250,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	245,000	0.0
300,000		Navient Corp., 5.875%, 10/25/2024	291,375	0.1
125,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	115,756	0.0
250,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	249,688	0.0
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	923,617	0.2
50,000		Springleaf Finance Corp., 6.125%, 05/15/2022	51,250	0.0
255,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	245,438	0.0
350,000	(1),(4)	Turkiye Garanti Bankasi AS, 6.125%, 05/24/2027	308,250	0.1
250,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	223,833	0.0
200,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	197,947	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	265,489	0.1
89,000	(4)	Wells Fargo & Co., 5.900%, 12/31/2199	89,405	0.0
250,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	231,186	0.0
			8,635,227	1.6

		Industrial: 1.1%
250,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	249,375	0.1
250,000		AECOM, 5.875%, 10/15/2024	259,062	0.1
200,000	(3)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	201,000	0.0
135,000	(1)	Bombardier, Inc., 7.500%, 12/01/2024	142,425	0.0
250,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	276,250	0.1
250,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	244,375	0.1
500,000		Cemex SAB de CV, 6.125%, 05/05/2025	509,500	0.1
160,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	156,800	0.0
118,000	(1)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	119,770	0.0
250,000	(1)	Itron, Inc., 5.000%, 01/15/2026	238,050	0.1
200,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	196,000	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	197,087	0.0
20,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	20,544	0.0
1,250,000		Mexico City Airport Trust, 4.250%, 10/31/2026	1,182,813	0.2
20,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	18,675	0.0
150,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	154,125	0.0
250,000	(1)	Novelis Corp., 5.875%, 09/30/2026	240,000	0.1
160,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	148,000	0.0
150,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	154,500	0.0
125,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	116,875	0.0
150,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	151,125	0.0
250,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	255,000	0.1
250,000		TransDigm, Inc., 6.500%, 05/15/2025	253,437	0.1
200,000	(1)	Wrangler Buyer Corp., 6.000%, 10/01/2025	190,000	0.0
			5,674,788	1.1

		Technology: 0.3%
200,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	202,250	0.0
100,000	(1)	BMC Software Finance, Inc., 8.125%, 07/15/2021	102,375	0.0
200,000		CDK Global, Inc., 4.875%, 06/01/2027	192,750	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
60,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	$59,250	0.0
220,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	208,967	0.1
250,000	(1)	First Data Corp., 7.000%, 12/01/2023	261,020	0.1
50,000		NCR Corp., 5.000%, 07/15/2022	49,750	0.0
150,000		NCR Corp., 6.375%, 12/15/2023	155,812	0.0
175,000	(1)	Open Text Corp., 5.875%, 06/01/2026	178,938	0.0
350,000		Oracle Corp., 3.250%, 11/15/2027	335,111	0.1
			1,746,223	0.3

		Utilities: 0.3%
200,000		Calpine Corp., 5.750%, 01/15/2025	183,375	0.1
90,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	89,775	0.0
80,000	(1)	NRG Energy, Inc., 5.750%, 01/15/2028	78,800	0.0
150,000		NRG Energy, Inc., 6.250%, 07/15/2022	154,732	0.0
1,000,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	925,319	0.2
			1,432,001	0.3

	Total Corporate Bonds/Notes
	(Cost $52,098,321)		50,740,104	9.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.1%
568,020	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.990%, 05/25/2036	535,739	0.1
1,334,657	(1),(4)	Agate Bay Mortgage Trust 2014-1 B4, 3.886%, 07/25/2044	1,317,767	0.3
2,045,235	(1),(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.886%, 09/25/2044	2,019,686	0.4
178,020		Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	158,780	0.0
710,186		Alternative Loan Trust 2005-10CB 1A2, 2.541%, (US0001M + 0.450%), 05/25/2035	632,073	0.1
748,737		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	708,964	0.1
253,517		Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	245,707	0.1
81,294		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	78,243	0.0
370,633		Alternative Loan Trust 2005-J2 1A12, 2.491%, (US0001M + 0.400%), 04/25/2035	328,175	0.1
47,950		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	38,267	0.0
880,592		Alternative Loan Trust 2006-18CB A10, 2.491%, (US0001M + 0.400%), 07/25/2036	607,709	0.1
214,559		Alternative Loan Trust 2006-19CB A12, 2.491%, (US0001M + 0.400%), 08/25/2036	156,792	0.0
908,609		Alternative Loan Trust 2006-19CB A28, 2.691%, (US0001M + 0.600%), 08/25/2036	674,594	0.1
605,372		Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	567,647	0.1
228,771		Alternative Loan Trust 2007-2CB 2A1, 2.691%, (US0001M + 0.600%), 03/25/2037	159,865	0.0
441,022		Alternative Loan Trust 2007-HY8C A1, 2.251%, (US0001M + 0.160%), 09/25/2047	428,966	0.1
619,768		Alternative Loan Trust 2007-OA4 A1, 2.261%, (US0001M + 0.170%), 05/25/2047	563,114	0.1
335,166	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.669%, 11/25/2036	313,469	0.1
935,241	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.590%, 11/25/2036	797,252	0.2
258,451	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.664%, 01/26/2036	228,054	0.1
29,268	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	29,683	0.0
55,987	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.779%, 09/25/2036	53,322	0.0
117,416	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.519%, 11/25/2034	117,229	0.0
204,434	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.901%, 03/25/2036	191,937	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
122,641	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.742%, 11/25/2036	$107,681	0.0
371,332	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	383,128	0.1
31,830		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	19,412	0.0
1,200,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	1,184,074	0.2
605,296		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	548,133	0.1
1,400,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,405,483	0.3
809,441		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 2.391%, (US0001M + 0.300%), 04/25/2037	541,672	0.1
195,469	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 2.919%, 06/27/2037	197,901	0.1
1,026,764	(5)	Fannie Mae 2007-18 BS, 4.509%, (-1.000*US0001M + 6.600%), 06/25/2035	157,794	0.0
2,386,569	(5)	Fannie Mae 2008-94 SI, 3.409%, (-1.000*US0001M + 5.500%), 04/25/2036	377,610	0.1
1,766,015	(5)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	129,672	0.0
409,832		Fannie Mae 2010-15 FD, 2.831%, (US0001M + 0.740%), 03/25/2040	417,352	0.1
1,026,332		Fannie Mae 2011-47 GF, 2.661%, (US0001M + 0.570%), 06/25/2041	1,037,934	0.2
363,676		Fannie Mae 2012-10 UF, 2.641%, (US0001M + 0.550%), 02/25/2042	366,639	0.1
412,985	(5)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 0.000%), 08/25/2042	91,589	0.0
1,684,474	(5)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	149,213	0.0
2,528,192	(5)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	226,733	0.1
161,450		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 6.991%, (US0001M + 4.900%), 11/25/2024	184,771	0.0
1,100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	1,200,425	0.2
650,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	661,981	0.1
900,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.291%, (US0001M + 2.200%), 08/25/2030	897,620	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.652%, (US0001M + 2.550%), 12/25/2030	500,226	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	403,037	0.1
232,233	(5)	Fannie Mae REMIC Trust 2000-26 SP, 6.409%, (-1.000*US0001M + 8.500%), 08/25/2030	40,731	0.0
321,023	(5)	Fannie Mae REMIC Trust 2002-13 SR, 4.509%, (-1.000*US0001M + 6.600%), 03/25/2032	39,134	0.0
170,799	(5)	Fannie Mae REMIC Trust 2004-64 SW, 4.959%, (-1.000*US0001M + 7.050%), 08/25/2034	26,460	0.0
123,723	(5)	Fannie Mae REMIC Trust 2004-66 SE, 4.409%, (-1.000*US0001M + 6.500%), 09/25/2034	16,661	0.0
187,165	(5)	Fannie Mae REMIC Trust 2008-47 PS, 4.409%, (-1.000*US0001M + 6.500%), 06/25/2038	3,194	0.0
591,724	(5)	Fannie Mae REMIC Trust 2009-25 SN, 4.459%, (-1.000*US0001M + 6.550%), 04/25/2039	89,519	0.0
329,571	(5)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	38,384	0.0
27,476,750	(5)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	60,647	0.0
1,291,574	(5)	Fannie Mae REMIC Trust 2013-116 SC, 4.109%, (-1.000*US0001M + 6.200%), 04/25/2033	149,861	0.0
2,585,299	(5)	Fannie Mae REMICS 2004-53 UC, 5.459%, (-1.000*US0001M + 7.550%), 07/25/2034	448,194	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,306,727	(5)	Fannie Mae REMICS 2005-59 NS, 4.659%, (-1.000*US0001M + 6.750%), 05/25/2035	$370,833	0.1
7,380,796	(5)	Fannie Mae REMICS 2007-30 IE, 4.649%, (-1.000*US0001M + 6.740%), 04/25/2037	1,435,458	0.3
11,875,826	(5)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	954,677	0.2
11,450,518	(5)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	1,133,347	0.2
8,306,566	(5)	Fannie Mae REMICS 2013-97 JS, 4.059%, (-1.000*US0001M + 6.150%), 04/25/2038	1,022,302	0.2
940,208		Fannie Mae Series 2006-11 FA, 2.391%, (US0001M + 0.300%), 03/25/2036	941,256	0.2
105,661		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	84,321	0.0
695,199	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/2048	675,713	0.1
2,330,280	(5)	Freddie Mac 2009-70 PS, 4.659%, (-1.000*US0001M + 6.750%), 01/25/2037	385,092	0.1
330,547	(5)	Freddie Mac 2524 SH, 5.427%, (-1.000*US0001M + 7.500%), 11/15/2032	32,123	0.0
600,262	(5)	Freddie Mac 2525 SM, 5.927%, (-1.000*US0001M + 8.000%), 02/15/2032	106,226	0.0
597,407	(5)	Freddie Mac 2981 CS, 4.647%, (-1.000*US0001M + 6.720%), 05/15/2035	76,273	0.0
236,955	(5)	Freddie Mac 2989 HS, 5.077%, (-1.000*US0001M + 7.150%), 08/15/2034	79,512	0.0
315,254	(5)	Freddie Mac 3018 SM, 5.127%, (-1.000*US0001M + 7.200%), 08/15/2035	56,480	0.0
544,638	(4),(5)	Freddie Mac 324 144, 6.042%, 06/15/2039	120,220	0.0
1,106,179	(5)	Freddie Mac 3523 SA, 3.927%, (-1.000*US0001M + 6.000%), 09/15/2036	138,313	0.0
966,978	(5)	Freddie Mac 3582 MS, 4.077%, (-1.000*US0001M + 6.150%), 10/15/2039	125,626	0.0
1,483,823	(5)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	301,999	0.1
5,990,333	(5)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	796,255	0.2
242,782	(5)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	49,358	0.0
221,960	(5)	Freddie Mac REMIC Trust 2266 S, 6.477%, (-1.000*US0001M + 8.550%), 11/15/2030	35,114	0.0
274,087	(5)	Freddie Mac REMIC Trust 2374 S, 6.027%, (-1.000*US0001M + 8.100%), 06/15/2031	48,963	0.0
148,629	(5)	Freddie Mac REMIC Trust 2417 SY, 6.327%, (-1.000*US0001M + 8.400%), 12/15/2031	29,005	0.0
326,330	(5)	Freddie Mac REMIC Trust 2577 SA, 5.377%, (-1.000*US0001M + 7.450%), 02/15/2033	55,844	0.0
17,862		Freddie Mac REMIC Trust 2973 SB, 10.731%, (-3.667*US0001M + 18.333%), 05/15/2035	18,748	0.0
142,218	(5)	Freddie Mac REMIC Trust 2981 SU, 5.727%, (-1.000*US0001M + 7.800%), 05/15/2030	22,425	0.0
50,024	(5)	Freddie Mac REMIC Trust 2993 PS, 4.627%, (-1.000*US0001M + 6.700%), 05/15/2035	651	0.0
58,493		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	72,430	0.0
970,335	(5)	Freddie Mac REMIC Trust 3049 PI, 4.577%, (-1.000*US0001M + 6.650%), 10/15/2035	145,033	0.0
64,609		Freddie Mac REMIC Trust 3085 SK, 41.121%, (-12.000*US0001M + 66.000%), 12/15/2035	160,500	0.0
106,380	(6),(7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	90,003	0.0
292,041	(5)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	22,614	0.0
274,761	(5)	Freddie Mac REMIC Trust 3624 TS, 2.727%, (-1.000*US0001M + 4.800%), 01/15/2040	23,744	0.0
501,690	(5)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	88,748	0.0
1,622,901	(5)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	288,981	0.1
2,715,446	(5)	Freddie Mac REMICS 2781 SB, 5.077%, (-1.000*US0001M + 7.150%), 04/15/2034	431,581	0.1
1,031,796		Freddie Mac REMICS 2921 PF, 2.423%, (US0001M + 0.350%), 01/15/2035	1,028,139	0.2

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,695,067	(5)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	$1,237,123	0.2
1,842,098		Freddie Mac REMICS Trust 3740 FB, 2.573%, (US0001M + 0.500%), 10/15/2040	1,852,229	0.4
2,026,853	(5)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	489,049	0.1
1,054,679	(5)	Freddie Mac Strips Series 237 S23, 5.027%, (-1.000*US0001M + 7.100%), 05/15/2036	177,465	0.0
1,432,925	(5)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	243,888	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 6.791%, (US0001M + 4.700%), 03/25/2028	573,984	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.541%, (US0001M + 3.450%), 10/25/2029	656,629	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	257,835	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	257,995	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	511,773	0.1
1,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	1,796,528	0.4
8,274,249	(5)	Ginnie Mae 2007-59 SC, 4.416%, (-1.000*US0001M + 6.500%), 07/20/2037	1,133,082	0.2
315,355	(5)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	59,805	0.0
723,678	(5)	Ginnie Mae Series 2008-40 SA, 4.315%, (-1.000*US0001M + 6.400%), 05/16/2038	105,883	0.0
1,278,839	(5)	Ginnie Mae Series 2009-116 SJ, 4.395%, (-1.000*US0001M + 6.480%), 12/16/2039	178,974	0.0
1,189,103	(5)	Ginnie Mae Series 2010-4 SL, 4.315%, (-1.000*US0001M + 6.400%), 01/16/2040	164,635	0.0
401,521	(5)	Ginnie Mae Series 2010-98 QS, 4.516%, (-1.000*US0001M + 6.600%), 01/20/2040	45,729	0.0
3,293,737	(5)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	74,993	0.0
67,744	(5)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	9,922	0.0
573,086	(5)	Ginnie Mae Series 2013-103 DS, 4.066%, (-1.000*US0001M + 6.150%), 07/20/2043	83,051	0.0
213,180	(5)	Ginnie Mae Series 2013-134 DS, 4.016%, (-1.000*US0001M + 6.100%), 09/20/2043	30,234	0.0
483,524	(5)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	81,311	0.0
7,616,545	(5)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	59,696	0.0
404,830	(5)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	66,644	0.0
5,738	(5)	Ginnie Mae Series 2016-12 MI, 5.000%, 04/20/2039	46	0.0
1,269,205	(5)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	199,791	0.1
636,457		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.235%, (US0001M + 0.150%), 01/25/2047	609,603	0.1
748,355		HarborView Mortgage Loan Trust 2007-5 A1A, 2.275%, (US0001M + 0.190%), 09/19/2037	697,452	0.1
4,390		HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	4,225	0.0
53,931		HomeBanc Mortgage Trust 2005-3 A2, 2.401%, (US0001M + 0.310%), 07/25/2035	53,883	0.0
108,047		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	100,732	0.0
113,190		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	93,352	0.0
299,799		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	268,743	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
642,713		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	$500,444	0.1
665,248	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.881%, 05/25/2046	659,774	0.1
594,265	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	560,814	0.1
3,980,862	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.785%, 09/25/2048	3,848,070	0.7
498,409	(1),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.805%, 10/25/2048	484,134	0.1
498,409	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.805%, 10/25/2048	476,967	0.1
2,000,000	(1),(4)	JP Morgan Mortgage Trust 2018-6C B2, 4.013%, 12/25/2048	1,942,623	0.4
74,310		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	66,147	0.0
1,445,756		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 2.241%, (US0001M + 0.150%), 08/25/2036	742,318	0.2
54,187		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	50,049	0.0
795,087	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	823,674	0.2
596,315	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.520%, 02/25/2048	613,454	0.1
137,922	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.821%, 03/25/2035	138,628	0.0
600,000	(1),(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	598,764	0.1
178,777	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.814%, 10/25/2036	165,898	0.0
470,251	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.359%, 09/25/2035	480,465	0.1
158,436	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.321%, 09/25/2036	154,315	0.0
27,760	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	27,050	0.0
195,832	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.059%, 11/25/2036	188,107	0.0
752,601	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.059%, 11/25/2036	722,914	0.1
94,466	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.208%, 12/25/2036	92,271	0.0
102,158	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	97,950	0.0
168,633	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.438%, 12/25/2036	165,469	0.0
17,667	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	16,183	0.0
95,180	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.314%, 07/25/2037	79,074	0.0
1,002,287		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.991%, (US0001M + 0.900%), 11/25/2035	830,243	0.2
184,205		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	168,352	0.0
240,997		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	231,977	0.1
1,112,014		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 2.691%, (US0001M + 0.600%), 07/25/2036	673,287	0.1
1,208,169		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	921,017	0.2
66,494		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	55,771	0.0
603,049		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	608,528	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	775,612		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	$782,658	0.2
	1,979,207	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 3.864%, 09/25/2036	1,986,406	0.4
	571,666	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.640%, 10/25/2036	560,771	0.1
	38,378	(4)	Wells Fargo Mortgage Backed Securities 2006-AR6 3A1, 3.768%, 03/25/2036	37,240	0.0
	106,780	(4)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.323%, 05/25/2036	109,467	0.0
	113,484	(4)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.323%, 05/25/2036	116,340	0.0
	590,196	(4)	Wells Fargo Mortgage Backed Securities 2007-3 AE, 2.330%, 04/25/2037	523,401	0.1
	731,128		Wells Fargo Mortgage Backed Securities 2007-7 A1 Trust, 6.000%, 06/25/2037	730,081	0.2
	361,450	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.722%, 12/28/2037	353,075	0.1
	756,322	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	726,264	0.1

		Total Collateralized Mortgage Obligations
		(Cost $67,466,636)		69,790,524	13.1

FOREIGN GOVERNMENT BONDS: 5.3%
	1,075,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	950,031	0.2
CLP	2,500,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	3,873,140	0.7
CLP	1,490,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,315,492	0.4
BRL	6,058,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	1,396,276	0.3
BRL	7,838,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	1,975,631	0.4
BRL	4,308,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,045,687	0.2
	1,000,000	(2)	Brazilian Government International Bond, 6.000%, 04/07/2026	1,024,500	0.2
	250,000		Egypt Government International Bond, 7.500%, 01/31/2027	246,364	0.0
EUR	550,000		Hungary Government International Bond, 1.750%, 10/10/2027	646,480	0.1
IDR	12,000,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	789,253	0.2
IDR	1,079,000,000		Indonesia Treasury Bond, 8.375%, 09/15/2026	76,991	0.0
	500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	483,391	0.1
MXN	9,000,000		Mexican Bonos, 6.500%, 06/10/2021	439,164	0.1
MXN	12,900,000		Mexican Bonos, 7.750%, 05/29/2031	656,554	0.1
PEN	509,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	159,378	0.0
PEN	1,188,000		Peru Government Bond, 6.900%, 08/12/2037	390,480	0.1
PEN	5,285,000		Peru Government Bond, 6.950%, 08/12/2031	1,765,763	0.3
	750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	723,750	0.1
	500,000		Republic of Ecuador, 7.875%, 01/23/2028	420,725	0.1
	250,000		Republic of South Africa Government International Bond, 5.875%, 06/22/2030	248,546	0.0
EUR	110,000		Romanian Government International Bond, 3.375%, 02/08/2038	121,814	0.0
RUB	10,510,000		Russian Federal Bond - OFZ, 7.000%, 01/25/2023	165,209	0.0
RUB	102,540,000		Russian Federal Bond - OFZ, 7.000%, 08/16/2023	1,614,377	0.3
RUB	84,770,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,365,613	0.3
RUB	185,536,000		Russian Federal Bond - OFZ, 7.600%, 07/20/2022	2,990,736	0.6
RUB	63,500,000		Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,082,926	0.2
	1,000,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,028,115	0.2
	450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	384,300	0.1

		Total Foreign Government Bonds
		(Cost $31,470,721)		28,380,686	5.3

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 19.4%
	Aerospace & Defense: 0.3%
149,622	Geo Group, Inc. (The) 2018 Term Loan B, 4.100%, (US0003M + 2.000%), 03/22/2024	$149,201	0.0
150,000	KBR, Inc. 2018 Term Loan B, 5.841%, (US0003M + 3.250%), 04/25/2025	150,469	0.0
548,623	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/2024	547,252	0.1
150,000	Perspecta, Inc. Term Loan B, 4.357%, (US0003M + 2.250%), 04/27/2025	150,937	0.0
299,248	TransDigm, Inc. 2018 Term Loan F, 4.594%, (US0003M + 2.500%), 06/09/2023	298,407	0.1
498,501	TransDigm, Inc. 2018 Term Loan G, 4.594%, (US0003M + 2.500%), 08/22/2024	496,231	0.1
		1,792,497	0.3

	Auto Components: 0.0%
148,125	Broadstreet Partners, Inc. 2018 Term Loan B, 5.344%, (US0003M + 3.250%), 11/08/2023	147,616	0.0

	Automotive: 0.8%
300,000	American Axle and Manufacturing, Inc. Term Loan B, 4.350%, (US0001M + 2.250%), 04/06/2024	299,325	0.1
149,625	Belron Finance US LLC USD Term Loan B, 4.863%, (US0003M + 2.500%), 11/07/2024	150,233	0.0
298,875	Bright Bidco B.V. 2018 Term Loan B, 5.757%, (US0003M + 3.500%), 06/30/2024	298,875	0.1
299,248	Dealer Tire, LLC 2017 Term Loan B, 5.695%, (US0003M + 3.250%), 12/22/2021	293,637	0.1
243,719	Dynacast International LLC Term Loan B 2, 5.584%, (US0003M + 3.250%), 01/28/2022	244,632	0.0
897,367	Gates Global LLC 2017 USD Repriced Term Loan B, 5.084%, (US0003M + 2.750%), 04/01/2024	898,302	0.2
799,811	KAR Auction Services, Inc. Term Loan B5, 4.625%, (US0003M + 2.500%), 03/09/2023	802,811	0.2
150,000	L&W, Inc. 2018 Term Loan B, 6.084%, (US0003M + 4.000%), 05/22/2025	150,750	0.0
293,081	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.334%, (US0003M + 3.250%), 03/20/2025	291,982	0.1
46,919	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 1.239%, (US0003M + 3.250%), 03/20/2025	46,743	0.0
1,362	NN, Inc. 2016 Term Loan B, 5.844%, (US0003M + 3.750%), 10/19/2022	1,362	0.0
148,843	Superior Industries International, Inc. 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 05/22/2024	149,494	0.0
265,000	Tenneco, Inc. 1st Lien Term Loan B, 4.919%, (US0003M + 2.750%), 06/14/2025	263,046	0.0
148,875	Truck Hero, Inc. 1st Lien Term Loan, 5.838%, (US0003M + 3.750%), 04/21/2024	149,619	0.0
		4,040,811	0.8

	Basic Materials: 0.0%
148,203	HB Fuller - TL B 1L, 4.084%, (US0003M + 2.250%), 10/20/2024	147,428	0.0

	Building & Development: 0.6%
449,244	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B, 4.094%, (US0003M + 2.000%), 10/31/2023	446,385	0.1
297,929	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.600%, (US0003M + 2.500%), 03/24/2024	297,277	0.1
399,250	Core & Main LP 2017 Term Loan B, 5.253%, (US0003M + 3.000%), 08/01/2024	400,914	0.1
150,000	GYP Holdings III Corp. 2018 Term Loan B, 4.844%, (US0003M + 2.750%), 06/01/2025	149,344	0.0
150,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.094%, (US0003M + 4.000%), 05/21/2025	150,562	0.0
150,000	LSF9 Cypress Holdings LLC 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 05/10/2025	149,719	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development: (continued)
150,000	Minimax GmbH & Co. KG 2018 USD Term Loan B, 5.169%, (US0003M + 3.000%), 06/14/2025	$150,375	0.0
330,000	Pisces Midco, Inc. 2018 Term Loan, 6.089%, (US0003M + 3.750%), 04/12/2025	330,103	0.1
400,000	Quikrete HLDGS Inc Term Loan, 4.844%, (US0003M + 2.750%), 11/15/2023	398,889	0.1
255,000	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.580%, (US0003M + 3.250%), 05/23/2025	252,960	0.1
149,250	Werner Co. 2017 Term Loan, 5.983%, (US0003M + 4.000%), 07/24/2024	149,623	0.0
148,131	Wilsonart LLC 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 12/19/2023	148,168	0.0
147,011	Zekelman Industries, Inc. Term Loan B, 4.582%, (US0003M + 2.250%), 06/14/2021	146,276	0.0
		3,170,595	0.6

	Business Equipment & Services: 1.9%
547,746	AlixPartners, LLP 2017 Term Loan B, 4.844%, (US0003M + 3.000%), 04/04/2024	548,089	0.1
149,608	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.138%, (US0003M + 3.250%), 07/20/2020	150,045	0.0
200,000	Altran Technologies S.A. 2018 USD Term Loan B, 4.551%, (US0003M + 2.250%), 03/20/2025	200,000	0.1
100,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.844%, (US0003M + 7.750%), 02/23/2026	101,375	0.0
146,250	Array Canada Inc. Term Loan B, 7.334%, (US0003M + 5.000%), 02/10/2023	145,977	0.0
149,250	Ascend Learning, LLC 2017 Term Loan B, 5.094%, (US0003M + 3.250%), 07/12/2024	149,306	0.0
148,875	ASP MCS Acquisition Corp. Term Loan B, 6.853%, (US0003M + 4.750%), 05/18/2024	147,014	0.0
150,000	ATS Consolidated, Inc. 2018 1st Lien Term Loan, 5.844%, (US0003M + 3.750%), 02/28/2025	150,469	0.0
149,625	Big Ass Fans, LLC Term Loan, 6.552%, (US0003M + 4.250%), 05/21/2024	150,124	0.0
147,761	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.344%, (US0003M + 3.250%), 10/03/2023	147,607	0.0
290,533	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.584%, (US0003M + 3.250%), 06/16/2023	290,774	0.1
148,875	Colorado Buyer Inc Term Loan B, 5.360%, (US0003M + 3.000%), 05/01/2024	149,030	0.0
135,484	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/03/2025	134,637	0.0
14,516	DG Investment Intermediate Holdings 2, Inc. 2018 Delayed Draw Term Loan, 3.593%, (US0003M + 3.000%), 02/03/2025	14,425	0.0
142,734	DTI Holdco, Inc. 2018 Term Loan B, 6.844%, (US0003M + 4.750%), 10/02/2023	142,734	0.0
150,000	EIG Investors Corp. 2018 1st Lien Term Loan, 6.075%, (US0003M + 3.750%), 02/09/2023	150,563	0.0
149,625	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.594%, (US0003M + 3.500%), 06/28/2024	150,093	0.0
149,625	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 07/19/2024	149,905	0.0
298,129	EVO Payments International LLC 2018 1st Lien Term Loan, 5.360%, (US0003M + 3.250%), 12/12/2023	297,663	0.1
240,021	First Data Corporation 2022 USD Term Loan, 4.091%, (US0003M + 2.000%), 07/08/2022	238,881	0.1
250,000	First Data Corporation 2024 USD Term Loan, 4.091%, (US0003M + 2.000%), 04/26/2024	248,812	0.1
127,185	Garda World Security Corporation 2017 Term Loan, 5.805%, (US0003M + 3.000%), 05/24/2024	127,980	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
300,000	GreenSky Holdings, LLC 2018 Term Loan B, 5.375%, (US0003M + 3.500%), 03/29/2025	$302,625	0.1
150,000	PricewaterhouseCoopers LLP 2018 Term Loan, 5.233%, (US0003M + 3.250%), 05/01/2025	150,562	0.0
155,000	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.169%, (US0003M + 4.000%), 11/21/2024	153,450	0.1
149,612	IQOR US Inc. Term Loan B, 7.308%, (US0003M + 5.000%), 04/01/2021	149,675	0.0
393,788	KUEHG Corp.. 2017 1st Lien Term Loan, 6.084%, (US0003M + 3.750%), 08/13/2022	394,649	0.1
300,000	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.530%, (US0003M + 3.250%), 03/13/2025	299,625	0.1
100,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.738%, (US0003M + 7.500%), 03/13/2026	100,250	0.0
149,250	NeuStar, Inc. 2018 Term Loan B4, 5.594%, (US0003M + 3.500%), 08/08/2024	149,592	0.0
99,972	NeuStar, Inc. 2nd Lien Term Loan, 10.334%, (US0003M + 8.000%), 08/08/2025	97,390	0.0
400,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 12/20/2024	395,417	0.1
299,250	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.834%, (US0003M + 3.500%), 08/01/2024	296,725	0.1
300,000	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.233%, (US0003M + 3.250%), 05/01/2025	302,156	0.1
250,000	Prometric Holdings, Inc. 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 01/29/2025	249,844	0.1
649,250	Red Ventures, LLC 1st Lien Term Loan, 6.094%, (US0003M + 4.000%), 11/08/2024	653,482	0.1
150,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.584%, (US0003M + 3.250%), 05/30/2025	149,533	0.0
149,625	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, (US0003M + 5.500%), 12/20/2024	147,381	0.0
393,992	Solera Holdings, Inc. USD Term Loan B, 4.844%, (US0001M + 2.750%), 03/03/2023	393,441	0.1
399,623	Spin Holdco Inc. 2017 Term Loan B, 5.342%, (US0003M + 3.750%), 11/14/2022	398,588	0.1
149,250	Staples, Inc. 2017 Term Loan B, 6.358%, (US0003M + 4.000%), 09/12/2024	147,333	0.0
155,000	Stiphout Finance LLC USD 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 10/26/2022	154,806	0.0
148,875	SurveyMonkey Inc. 2017 Term Loan, 6.600%, (US0003M + 4.500%), 04/13/2024	148,689	0.0
149,624	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.600%, (US0003M + 3.500%), 08/28/2024	149,499	0.0
414,588	West Corporation 2017 Term Loan, 6.094%, (US0003M + 4.000%), 10/10/2024	413,736	0.1
195,000	West Corporation 2018 Term Loan B1, 5.594%, (US0003M + 3.500%), 10/10/2024	194,634	0.1
145,000	Yak Access, LLC 2018 1st Lien Term Loan B, 6.739%, (US0003M + 4.000%), 06/13/2025	140,650	0.0
100,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.469%, (US0003M + 8.000%), 06/13/2026	93,000	0.0
		10,212,235	1.9

	Cable & Satellite Television: 0.3%
550,000	CSC Holdings, LLC 2018 Term Loan B, 4.573%, (US0003M + 2.500%), 01/25/2026	549,106	0.1
248,248	Radiate Holdco, LLC 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/01/2024	244,440	0.1
144,668	Telesat Canada Term Loan B4, 4.840%, (US0003M + 3.000%), 11/17/2023	144,818	0.0
300,000	UPC Financing Partnership USD Term Loan AR, 4.573%, (US0003M + 2.500%), 01/15/2026	297,113	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cable & Satellite Television: (continued)
150,000	Virgin Media Bristol LLC Term Loan K, 4.573%, (US0003M + 2.500%), 01/15/2026	$149,109	0.0
246,884	WideOpenWest Finance LLC 2017 Term Loan B, 5.335%, (US0003M + 3.250%), 08/18/2023	236,777	0.0
		1,621,363	0.3

	Chemicals & Plastics: 1.0%
84,265	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.569%, (US0003M + 3.250%), 09/13/2023	84,107	0.0
63,485	Allnex USA, Inc. USD Term Loan B3, 5.569%, (US0003M + 3.250%), 09/13/2023	63,366	0.0
148,875	Alpha 3 B.V. 2017 Term Loan B1, 5.334%, (US0003M + 3.000%), 01/31/2024	149,433	0.0
649,625	Avantor, Inc. 2017 1st Lien Term Loan, 6.094%, (US0003M + 4.000%), 11/21/2024	654,729	0.1
175,000	Composite Resins Holding B.V. 2018 Term Loan B, 6.419%, (US0003M + 4.000%), 06/26/2025	172,375	0.0
149,625	Diamond (BC) B.V. USD Term Loan, 5.097%, (US0003M + 3.000%), 09/06/2024	147,474	0.0
392,418	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.594%, (US0001M + 3.500%), 08/01/2021	395,729	0.1
150,000	Encapsys, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 11/07/2024	150,469	0.0
75,806	Ferro Corporation 2018 USD Term Loan B2, 4.584%, (US0003M + 2.250%), 02/14/2024	75,743	0.0
74,194	Ferro Corporation 2018 USD Term Loan B3, 4.584%, (US0003M + 2.250%), 02/14/2024	74,132	0.0
88,091	KMG Chemicals Inc. Term Loan B, 4.844%, (US0003M + 2.750%), 06/15/2024	88,586	0.0
408,685	Kraton Polymers, LLC 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 03/05/2025	408,685	0.1
300,000	MacDermid, Inc. USD Term Loan B6, 5.094%, (US0003M + 3.000%), 06/07/2023	300,938	0.1
298,174	Plaskolite, Inc. 1st Lien Term Loan, 5.598%, (US0003M + 3.500%), 11/03/2022	297,801	0.1
299,250	PQ Corporation 2018 Term Loan B, 4.594%, (US0003M + 2.500%), 02/08/2025	299,032	0.1
300,000	Prince Minerals, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 3.500%), 03/20/2025	300,563	0.1
150,000	Solenis International, LP 2018 1st Lien Term Loan, 6.169%, (US0003M + 4.000%), 12/18/2023	149,844	0.0
299,248	Trinseo Materials Operating S.C.A. 2018 Term Loan, 4.094%, (US0003M + 2.000%), 09/09/2024	299,061	0.1
196,398	Tronox Blocked Borrower LLC Term Loan B, 5.094%, (US0003M + 3.000%), 09/22/2024	196,664	0.0
453,227	Tronox Finance LLC Term Loan B, 5.094%, (US0003M + 3.000%), 09/22/2024	453,840	0.1
551,560	Univar Inc. 2017 USD Term Loan B, 4.594%, (US0003M + 2.500%), 07/01/2024	551,216	0.1
149,250	Venator Materials Corporation Term Loan B, 5.094%, (US0003M + 3.000%), 08/08/2024	151,116	0.0
		5,464,903	1.0

	Communications: 0.1%
289,665	EIG Investment Corp. Refinancing Term Laon, 6.318%, (US0003M + 4.000%), 02/09/2023	289,846	0.0
300,000	Shutterfly, Inc., 4.850%, (US0003M + 2.750%), 08/17/2024	300,900	0.1
		590,746	0.1

	Consumer, Non-cyclical: 0.1%
149,250	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.750%), 08/30/2024	148,947	0.0
250,000	Alvogen Pharma US, Inc. Term Loan, 6.980%, (US0003M + 5.000%), 04/02/2022	250,937	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
250,000	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 6.350%, (US0003M + 4.250%), 06/28/2024	$250,625	0.0
		650,509	0.1

	Containers & Glass Products: 0.9%
150,000	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.445%, (US0003M + 3.000%), 04/22/2024	149,719	0.0
405,000	Berlin Packaging LLC 2018 Term Loan B, 5.043%, (US0003M + 3.000%), 11/07/2025	403,373	0.1
293,875	BWAY Holding Company 2017 Term Loan B, 5.588%, (US0003M + 3.250%), 04/03/2024	294,518	0.1
297,380	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 05/22/2024	298,448	0.1
148,500	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.308%, (US0003M + 3.000%), 12/29/2023	148,248	0.0
390,000	Flex Acquisition Company, Inc. 2018 1st Lien Term Loan, 5.419%, (US0003M + 3.250%), 06/29/2025	390,975	0.1
140,580	Milacron LLC Amended Term Loan B, 4.594%, (US0003M + 2.500%), 09/28/2023	140,317	0.0
225,259	SIG Combibloc Group AG, 4.844%, (US0001M + 2.750%), 03/13/2022	225,576	0.1
150,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.483%, (US0003M + 3.500%), 05/01/2025	150,234	0.0
149,624	Plastipak Packaging, Inc. 2018 Term Loan B, 4.600%, (US0003M + 2.500%), 10/14/2024	149,109	0.0
148,125	Proampac PG Borrower LLC First Lien Term Loan, 5.614%, (US0003M + 3.500%), 11/18/2023	148,557	0.0
995,626	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.844%, (US0003M + 3.000%), 02/05/2023	995,488	0.2
149,625	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 10/31/2024	149,064	0.0
400,000	Titan Acquisition Limited 2018 Term Loan B, 5.094%, (US0003M + 3.500%), 03/28/2025	395,000	0.1
13,568	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.084%, (US0003M + 3.750%), 11/30/2023	13,619	0.0
134,659	TricorBraun Holdings, Inc. 1st Lien Term Loan, 6.089%, (US0003M + 3.750%), 11/30/2023	135,164	0.0
549,250	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.344%, (US0003M + 3.250%), 10/17/2024	545,474	0.1
		4,732,883	0.9

	Cosmetics/Toiletries: 0.1%
172,000	Rodan & Fields, LLC 2018 Term Loan B, 6.073%, (US0003M + 4.000%), 06/06/2025	172,323	0.0
299,246	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.844%, (US0003M + 4.750%), 06/30/2024	302,332	0.1
		474,655	0.1

	Drugs: 0.2%
250,000	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.840%, (US0003M + 4.750%), 04/02/2022	251,250	0.0
324,925	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0003M + 3.500%), 05/04/2025	324,925	0.1
149,246	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.375%, (US0003M + 4.250%), 04/29/2024	148,547	0.0
202,826	Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.375%, (US0003M + 3.250%), 03/29/2024	202,741	0.1
		927,463	0.2

	Ecological Services & Equipment: 0.2%
250,000	4L Holdings, LLC, 6.594%, (US0003M + 4.500%), 05/08/2020	231,406	0.0
500,000	ADS Waste Holdings Inc Term Loan, 4.231%, (US0003M + 2.250%), 11/10/2023	499,414	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Ecological Services & Equipment: (continued)
250,000	Gopher Resource, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 03/06/2025	$250,938	0.0
299,250	Wrangler Buyer Corp. Term Loan B, 4.844%, (US0003M + 2.750%), 09/27/2024	299,063	0.1
		1,280,821	0.2

	Electronics/Electrical: 2.4%
148,500	Aptean, Inc. 2017 1st Lien Term Loan, 6.590%, (US0003M + 4.250%), 12/20/2022	148,662	0.0
105,561	Avast Software B.V. 2018 USD Term Loan B, 4.834%, (US0003M + 2.500%), 09/30/2023	105,778	0.0
300,000	Barracuda Networks, Inc. 1st Lien Term Loan, 5.307%, (US0003M + 3.250%), 02/12/2025	299,250	0.1
710,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.419%, (US0003M + 4.250%), 06/26/2025	702,900	0.1
649,250	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 09/10/2022	650,172	0.1
454,963	Compuware Corporation Term Loan B3, 5.590%, (US0003M + 3.500%), 12/15/2021	456,385	0.1
150,000	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.419%, (US0003M + 4.250%), 06/22/2025	149,438	0.0
391,571	Epicor Software Corporation 1st Lien Term Loan, 5.350%, (US0003M + 3.750%), 06/01/2022	391,326	0.1
400,000	SkillSoft Corporation 1st Lien Term Loan, 6.844%, (US0003M + 4.750%), 04/28/2021	379,167	0.1
147,330	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 04/06/2020	148,005	0.0
549,245	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.344%, (US0003M + 2.250%), 02/15/2024	547,300	0.1
323,132	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.834%, (US0003M + 3.500%), 12/01/2023	323,873	0.1
438,872	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 07/01/2022	441,203	0.1
149,246	Infor (US), Inc. Term Loan B6, 4.844%, (US0003M + 2.750%), 02/01/2022	148,743	0.0
376,214	Informatica Corporation 2018 USD Term Loan, 5.344%, (US0003M + 3.250%), 08/05/2022	377,356	0.1
568,302	Kronos Incorporated 2017 Term Loan B, 5.358%, (US0003M + 3.000%), 11/01/2023	568,237	0.1
149,623	M/A-COM Technology Solutions Holdings, Inc. 2017 Add on Term Loan, 4.344%, (US0003M + 2.250%), 05/17/2024	147,815	0.0
85,074	MA FinanceCo., LLC USD Term Loan B3, 4.844%, (US0001M + 2.750%), 06/21/2024	84,569	0.0
150,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.613%, (US0003M + 3.250%), 02/07/2025	148,938	0.0
141,818	MaxLinear, Inc. Term Loan B, 4.573%, (US0003M + 2.500%), 05/12/2024	142,173	0.0
928,674	McAfee, LLC 2017 USD Term Loan B, 6.594%, (US0003M + 4.500%), 09/30/2024	936,451	0.2
648,622	MH Sub I, LLC 2017 1st Lien Term Loan, 5.835%, (US0003M + 3.750%), 09/13/2024	649,298	0.1
150,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.585%, (US0003M + 7.500%), 09/15/2025	151,125	0.0
300,000	PowerSchool 2018 Term Loan B, 5.419%, (US0003M + 3.250%), 05/30/2025	298,875	0.1
320,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.576%, (US0003M + 4.250%), 05/16/2025	319,867	0.1
115,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.576%, (US0003M + 8.250%), 05/16/2026	115,287	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
547,751	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.363%, (US0003M + 3.000%), 11/03/2023	$541,931	0.1
149,611	Rovi Solutions Corporation Term Loan B, 4.600%, (US0003M + 2.500%), 07/02/2021	150,079	0.0
148,125	RP Crown Parent LLC Term Loan B, 4.844%, (US0003M + 3.500%), 10/12/2023	147,631	0.0
574,526	Seattle Spinco, Inc. USD Term Loan B3, 4.844%, (US0003M + 2.750%), 06/21/2024	574,047	0.1
774,313	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.094%, (US0003M + 3.000%), 02/05/2024	776,141	0.2
140,000	SonicWALL, Inc. 1st Lien Term Loan, 5.826%, (US0003M + 3.500%), 05/16/2025	139,650	0.0
100,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.826%, (US0003M + 7.500%), 05/18/2026	99,458	0.0
154,216	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.594%, (US0003M + 2.500%), 04/16/2025	154,543	0.0
411,901	SS&C Technologies Inc. 2018 Term Loan B3, 4.594%, (US0003M + 2.500%), 04/16/2025	412,776	0.1
499,250	TTM Technologies, Inc. 2017 Term Loan, 4.483%, (US0003M + 2.500%), 09/28/2024	501,122	0.1
271,845	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.654%, (US0003M + 4.500%), 01/27/2023	249,814	0.1
222,700	Xperi Corporation 2018 Term Loan B1, 4.594%, (US0003M + 2.500%), 12/01/2023	222,050	0.1
		12,801,435	2.4

	Financial Intermediaries: 0.4%
400,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.073%, (US0003M + 3.000%), 06/15/2025	399,562	0.1
106,000	Blucora, Inc. 2017 Term Loan B, 5.334%, (US0003M + 3.000%), 05/22/2024	106,530	0.0
300,000	Duff & Phelps Corporation 2017 Term Loan B, 5.584%, (US0003M + 3.250%), 02/13/2025	299,250	0.1
100,000	Edelman Financial Group, The 2018 2nd Lien Term Loan, 8.919%, (US0003M + 6.750%), 06/08/2026	100,979	0.0
270,000	Edelman Financial Group, The 2018 Term Loan B, 5.419%, (US0003M + 3.250%), 06/08/2027	270,506	0.1
88,798	Edelman Financial Group, The 2017 Term Loan B, 6.732%, (US0003M + 4.250%), 11/11/2024	89,168	0.0
245,023	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.334%, (US0003M + 3.000%), 12/01/2022	246,739	0.0
149,250	Focus Financial Partners, LLC 2018 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 07/03/2024	149,437	0.0
299,248	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.489%, (US0003M + 2.250%), 09/23/2024	299,715	0.1
150,000	Trans Union, LLC 2018 Term Loan B4, 4.169%, (US0003M + 2.000%), 06/08/2025	149,688	0.0
		2,111,574	0.4

	Food Products: 0.5%
149,250	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.863%, (US0003M + 3.500%), 07/07/2024	149,996	0.0
150,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.844%, (US0003M + 2.750%), 03/31/2025	149,250	0.0
243,639	Del Monte Foods, Inc. 1st Lien Term Loan, 5.584%, (US0003M + 3.250%), 02/18/2021	205,113	0.0
250,000	Hostess Brands, LLC 2017 Repriced Term Loan, 4.344%, (US0003M + 2.250%), 08/03/2022	248,698	0.0
450,000	IRB Holding Corp 1st Lien Term Loan, 5.266%, (US0003M + 3.250%), 02/05/2025	451,238	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products: (continued)
849,244	JBS USA, LLC 2017 Term Loan B, 4.835%, (US0003M + 2.500%), 10/30/2022	$845,617	0.2
373,875	NPC International, Inc. 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 04/19/2024	375,277	0.1
300,000	Sigma Bidco B.V. 2018 USD Term Loan B, 5.312%, (US0003M + 3.000%), 02/23/2025	300,657	0.1
		2,725,846	0.5

	Food Service: 0.5%
549,243	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.344%, (US0003M + 2.250%), 02/16/2024	546,922	0.1
150,000	Dhanani Group Inc. 2018 Term Loan B, 5.899%, (US0003M + 3.750%), 06/27/2025	148,500	0.0
150,000	Flynn Restaurant Group LP 1st Lien Term Loan, 5.669%, (US0003M + 3.500%), 06/01/2025	150,000	0.0
549,055	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.823%, (US0003M + 2.750%), 10/04/2023	550,213	0.1
170,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.091%, (US0003M + 3.000%), 05/23/2025	168,760	0.1
149,625	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.250%), 03/07/2025	148,939	0.0
100,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.835%, (US0003M + 6.750%), 03/06/2026	100,375	0.0
458,974	Manitowoc Foodservice, Inc. Term Loan B, 4.844%, (US0003M + 3.000%), 03/03/2023	459,537	0.1
150,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.594%, (US0003M + 4.500%), 04/07/2025	150,469	0.1
150,000	Tacala, LLC 1st Lien Term Loan, 5.233%, (US0003M + 3.250%), 01/31/2025	149,531	0.0
100,000	Tacala, LLC 2nd Lien Term Loan, 8.983%, (US0003M + 7.000%), 01/30/2026	101,063	0.0
375	US Foods, Inc. 2016 Term Loan B, 4.594%, (US0003M + 2.750%), 06/27/2023	375	0.0
		2,674,684	0.5

	Food/Drug Retailers: 0.3%
399,248	Albertsons, LLC USD 2017 Term Loan B4, 4.844%, (US0001M + 2.750%), 08/25/2021	395,661	0.1
398,618	Albertsons, LLC USD 2017 Term Loan B6, 5.319%, (US0003M + 3.000%), 06/22/2023	395,089	0.1
150,000	EG Finco Limited 2018 USD Term Loan, 6.334%, (US0003M + 4.000%), 02/07/2025	148,906	0.0
150,000	EG Group Limited 2018 USD Term Loan B, 6.338%, (US0003M + 4.000%), 02/06/2025	149,094	0.0
148,125	Moran Foods LLC Term Loan, 8.094%, (US0003M + 6.000%), 12/05/2023	117,019	0.0
150,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.594%, (US0003M + 3.500%), 11/15/2022	146,750	0.0
93,717	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.594%, (US0003M + 3.500%), 06/08/2024	93,834	0.0
156,195	Supervalu Inc. 2017 Term Loan B, 5.594%, (US0003M + 3.500%), 06/08/2024	156,390	0.1
		1,602,743	0.3

	Health Care: 2.3%
250,000	Acadia Healthcare Company, Inc. 2018 Term Loan B3, 4.611%, (US0003M + 2.500%), 02/11/2022	250,859	0.1
546,776	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.594%, (US0003M + 2.500%), 02/16/2023	548,997	0.1
180,000	ADMI Corp. 2018 Term Loan B, 5.344%, (US0003M + 3.250%), 04/30/2025	179,888	0.0
299,250	Global Medical Response, Inc. 2017 Term Loan B2, 6.335%, (US0003M + 4.250%), 03/14/2025	296,033	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
297,382	Global Medical Response, Inc. 2018 Term Loan B1, 5.280%, (US0003M + 3.250%), 04/28/2022	$289,204	0.1
147,516	Air Methods Corporation 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 04/21/2024	141,846	0.0
147,375	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.546%, (US0003M + 3.500%), 05/10/2023	147,536	0.0
249,357	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.334%, (US0003M + 3.000%), 01/17/2022	250,760	0.1
299,098	Catalent Pharma Solutions Inc. USD Term Loan B, 4.344%, (US0001M + 2.750%), 05/20/2024	299,168	0.1
598,487	Change Healthcare Holdings, Inc. 2017 Term Loan B, 4.844%, (US0001M + 2.750%), 03/01/2024	597,252	0.1
561,240	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.359%, (US0003M + 3.000%), 06/07/2023	562,818	0.1
148,875	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.250%), 06/28/2024	149,061	0.0
375,000	Concentra Inc. 2018 1st Lien Term Loan, 4.740%, (US0003M + 2.750%), 06/01/2022	375,625	0.1
250,000	Cotiviti Corporation Term Loan B, 4.543%, (US0003M + 2.500%), 09/28/2023	250,625	0.1
30,000	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 5.919%, (US0003M + 3.750%), 06/06/2025	30,066	0.0
120,000	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.919%, (US0003M + 3.750%), 06/06/2025	120,263	0.0
250,000	Envision Healthcare Corp Term Loan B, 5.100%, (US0003M + 3.000%), 12/01/2023	250,194	0.1
397,755	ExamWorks Group, Inc. 2017 Term Loan, 5.344%, (US0003M + 3.250%), 07/27/2023	398,811	0.1
148,875	Greenway Health, LLC 2017 1st Lien Term Loan, 6.080%, (US0003M + 4.250%), 02/14/2024	149,061	0.0
549,244	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.238%, (US0003M + 2.250%), 01/31/2025	549,874	0.1
150,000	Inovalon Holdings, Inc. 2018 Term Loan B, 5.563%, (US0003M + 3.500%), 04/02/2025	146,344	0.0
649,233	Jaguar Holding Company II 2018 Term Loan, 4.594%, (US0003M + 2.500%), 08/18/2022	646,122	0.1
250,000	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.584%, (US0003M + 3.250%), 02/02/2024	250,781	0.1
150,000	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.169%, (US0003M + 6.000%), 05/23/2025	145,875	0.0
126,225	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.084%, (US0003M + 2.750%), 06/07/2023	125,742	0.0
380,000	NVA Holdings, Inc. Term Loan B3, 4.844%, (US0003M + 2.750%), 02/02/2025	378,733	0.1
250,000	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.336%, (US0003M + 3.250%), 06/30/2025	249,250	0.1
399,250	Parexel International Corporation Term Loan B, 4.844%, (US0003M + 2.750%), 09/27/2024	397,586	0.1
115,909	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.835%, (US0003M + 2.750%), 02/14/2025	114,653	0.0
34,091	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 2.131%, (US0003M + 2.750%), 02/14/2025	33,778	0.0
150,000	PharMerica Corporation 1st Lien Term Loan, 5.546%, (US0003M + 3.500%), 12/06/2024	149,969	0.0
147,375	nThrive, Inc. 2016 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 10/20/2022	146,792	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
299,244	Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 10/23/2023	$298,808	0.1
222,750	Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.500%, (US0003M + 5.500%), 02/22/2024	223,307	0.0
458,400	Select Medical Corporation 2017 Term Loan B, 4.806%, (US0003M + 2.750%), 03/01/2021	457,827	0.1
163,350	Sotera Health Holdings, LLC 2017 Term Loan, 5.334%, (US0003M + 3.000%), 05/15/2022	164,201	0.0
149,250	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.350%, (US0001M + 3.250%), 09/02/2024	149,203	0.0
148,500	Team Health Holdings, Inc. 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 02/06/2024	143,736	0.0
148,875	Tecomet Inc. 2017 Repriced Term Loan, 5.511%, (US0003M + 3.750%), 05/01/2024	149,526	0.0
148,875	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.094%, (US0003M + 3.000%), 06/23/2024	148,689	0.0
244,375	U.S. Renal Care, Inc. 2015 Term Loan B, 6.552%, (US0003M + 4.250%), 12/31/2022	242,115	0.0
750,000	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 4.983%, (US0003M + 3.000%), 06/01/2025	748,504	0.1
399,203	Vizient, Inc. 1st Lien Term Loan B, 4.844%, (US0001M + 3.500%), 02/13/2023	400,251	0.1
299,625	Wink Holdco, Inc 1st Lien Term Loan B, 5.094%, (US0003M + 3.000%), 12/02/2024	298,876	0.1
		12,048,609	2.3

	Home Furnishings: 0.2%
647,760	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 05/02/2022	645,686	0.1
149,250	Global Appliance Inc. Term Loan B, 6.100%, (US0003M + 4.000%), 09/29/2024	150,742	0.1
		796,428	0.2

	Industrial Equipment: 0.6%
145,432	Accudyne Industries, LLC 2017 Term Loan, 5.344%, (US0003M + 3.750%), 08/18/2024	145,417	0.0
126,560	Columbus McKinnon Corporation 2018 Term Loan B, 4.834%, (US0003M + 2.500%), 01/31/2024	125,769	0.0
419,019	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.001%, (US0003M + 4.000%), 11/30/2023	415,091	0.1
216,518	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.094%, (US0003M + 3.000%), 12/20/2024	216,924	0.1
147,105	ExGen Renewables IV, LLC Term Loan B, 5.310%, (US0003M + 3.000%), 11/28/2024	147,840	0.0
550,000	Filtration Group Corporation 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.000%), 03/29/2025	551,089	0.1
449,248	Gardner Denver, Inc. 2017 USD Term Loan B, 4.844%, (US0003M + 2.750%), 07/30/2024	450,484	0.1
147,750	Global Brass & Copper, Inc. 2018 Term Loan B, 4.625%, (US0003M + 2.500%), 05/24/2025	148,119	0.0
300,061	Kenan Advantage Group, Inc. 2015 Term Loan, 5.094%, (US0003M + 3.000%), 07/31/2022	300,717	0.1
83,215	Kenan Advantage Group, Inc. CAD Term Loan B, 5.094%, (US0003M + 3.000%), 07/31/2022	83,397	0.0
75,267	Rexnord LLC 2017 Term Loan B, 4.341%, (US0003M + 2.250%), 08/21/2024	75,302	0.0
150,000	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.625%, (US0003M + 3.500%), 02/28/2025	150,000	0.1
150,000	Safe Fleet Acquisition, Corp. 2018 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 02/01/2025	148,938	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment: (continued)
150,000	Waterjet Holdings, Inc. Term Loan, 5.153%, (US0003M + 3.000%), 04/03/2025	$149,625	0.0
		3,108,712	0.6

	Insurance: 1.2%
1,098,005	Acrisure, LLC 2017 Term Loan B, 6.609%, (US0003M + 4.250%), 11/22/2023	1,101,025	0.2
568,740	Alliant Holdings I, Inc. 2018 Term Loan B, 5.046%, (US0003M + 3.000%), 05/09/2025	565,863	0.1
399,244	AmWINS Group, Inc. 2017 Term Loan B, 4.820%, (US0001M + 2.750%), 01/25/2024	398,277	0.1
549,250	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.334%, (US0003M + 3.000%), 09/19/2024	550,666	0.1
150,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.334%, (US0003M + 7.000%), 09/19/2025	155,188	0.0
495,147	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.344%, (US0003M + 3.250%), 10/22/2024	494,033	0.1
148,875	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 04/27/2024	148,875	0.0
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.844%, (US0003M + 6.750%), 04/27/2025	151,125	0.0
397,001	CH Hold Corp. 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 02/01/2024	397,373	0.1
710,000	Hub International Limited 2018 Term Loan B, 5.360%, (US0003M + 3.000%), 04/25/2025	706,276	0.1
398,125	NFP Corp. Term Loan B, 5.094%, (US0003M + 3.500%), 01/08/2024	396,134	0.1
809,611	Sedgwick, Inc. 1st Lien Term Loan, 4.844%, (US0003M + 2.750%), 03/01/2021	806,474	0.2
149,250	USI, Inc. 2017 Repriced Term Loan, 5.334%, (US0003M + 3.000%), 05/16/2024	148,560	0.0
330,000	Vertafore, Inc. 2018 1st Lien Term Loan B, 5.419%, (US0003M + 3.250%), 05/30/2025	328,258	0.1
100,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.419%, (US0003M + 7.250%), 05/30/2026	99,656	0.0
147,750	VF Holding Corp Reprice Term Loan, 5.344%, (US0003M + 3.250%), 06/30/2023	148,119	0.0
		6,595,902	1.2

	Leisure Good/Activities/Movies: 0.7%
490,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.594%, (US0003M + 3.750%), 05/24/2025	489,388	0.1
150,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 04/25/2025	150,281	0.0
296,890	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.084%, (US0003M + 3.250%), 09/18/2024	295,035	0.1
625,000	Crown Finance US, Inc. 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 02/28/2025	621,836	0.1
300,000	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.594%, (US0003M + 2.500%), 02/01/2024	296,563	0.1
398,504	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.094%, (US0003M + 3.000%), 03/08/2024	398,670	0.1
137,332	Fitness International, LLC 2018 Term Loan B, 5.480%, (US0003M + 3.250%), 04/18/2025	137,865	0.0
399,000	GVC Holdings PLC 2018 USD Term Loan, 4.602%, (US0003M + 2.500%), 03/29/2024	399,332	0.1
243,791	LTF Merger Sub, Inc. 2017 Term Loan B, 5.057%, (US0003M + 2.750%), 06/10/2022	243,699	0.0
243,728	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.344%, (US0003M + 3.250%), 07/21/2022	243,423	0.0
130,000	Winnebago Industries, Inc. 2017 Term Loan, 5.720%, (US0003M + 3.500%), 11/08/2023	129,675	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/Movies: (continued)
128,382	SRAM, LLC 2018 Term Loan B, 4.929%, (US0003M + 2.750%), 03/15/2024	$128,061	0.0
250,000	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.562%, (US0003M + 2.250%), 03/31/2025	250,469	0.1
		3,784,297	0.7

	Lodging & Casinos: 0.9%
148,875	Belmond Interfin Ltd. Dollar Term Loan, 4.844%, (US0003M + 2.750%), 07/03/2024	148,968	0.0
973,813	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.844%, (US0003M + 2.750%), 12/22/2024	973,290	0.2
299,246	CityCenter Holdings, LLC 2017 Term Loan B, 4.344%, (US0003M + 2.250%), 04/18/2024	298,155	0.1
300,000	Eldorado Resorts LLC 2017 Term Loan B, 4.375%, (US0003M + 2.250%), 04/17/2024	300,844	0.1
298,875	Everi Payments Inc. Term Loan B, 5.094%, (US0003M + 3.000%), 05/09/2024	300,183	0.1
149,625	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.100%, (US0003M + 3.000%), 10/20/2024	149,999	0.0
859,001	Scientific Games International, Inc. 2018 Term Loan B5, 4.906%, (US0003M + 2.750%), 08/14/2024	856,746	0.2
775,000	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.621%, (US0003M + 3.500%), 07/28/2025	771,125	0.1
243,734	Stars Group Holdings B.V. (The) 2018 USD Term Loan B, 5.094%, (US0003M + 3.000%), 04/06/2025	244,157	0.0
550,000	Station Casinos LLC 2016 Term Loan B, 4.600%, (US0003M + 2.500%), 06/08/2023	550,002	0.1
		4,593,469	0.9

	Nonferrous Metals/Minerals: 0.1%
485,000	Covia Holdings Corporation Term Loan, 6.050%, (US0003M + 3.750%), 06/01/2025	485,788	0.1
190,000	U.S. Silica Company 2018 Term Loan B, 6.125%, (US0003M + 4.000%), 05/01/2025	190,623	0.0
		676,411	0.1

	Oil & Gas: 0.2%
150,000	Brazos Delaware II, LLC Term Loan B, 6.088%, (US0003M + 4.000%), 05/21/2025	150,188	0.0
149,002	Crestwood Holdings LLC 2018 Term Loan B, 9.550%, (US0003M + 7.500%), 03/06/2023	147,512	0.0
150,000	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.094%, (US0003M + 5.000%), 05/10/2025	150,975	0.1
299,250	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.344%, (US0003M + 3.250%), 10/30/2024	295,883	0.1
28,643	MEG Energy Corp. 2017 Term Loan B, 5.834%, (US0003M + 3.500%), 12/31/2023	28,715	0.0
		773,273	0.2

	Publishing: 0.1%
1,640	McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 6.094%, (US0003M + 4.000%), 05/04/2022	1,607	0.0
500,000	Meredith Corporation Term Loan B, 5.094%, (US0003M + 3.000%), 01/31/2025	501,094	0.1
		502,701	0.1

	Radio & Television: 0.4%
116,866	CBS Radio Inc. 2017 Term Loan B, 4.838%, (US0003M + 2.750%), 11/17/2024	116,306	0.0
573,125	A-L Parent LLC 2016 1st Lien Term Loan, 5.350%, (US0003M + 3.250%), 12/01/2023	575,274	0.1
350,000	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.341%, (US0003M + 2.250%), 03/24/2025	349,125	0.1
33,468	Mission Broadcasting, Inc. 2017 Term Loan B2, 4.483%, (US0003M + 2.500%), 01/17/2024	33,489	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television: (continued)
257,705	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.483%, (US0003M + 2.500%), 01/17/2024	$257,866	0.1
620,000	Sinclair Television Group Inc. 2017 Term Loan B, 4.517%, (US0003M + 2.500%), 12/12/2024	619,842	0.1
265,656	Univision Communications Inc. Term Loan C5, 4.844%, (US0003M + 2.750%), 03/15/2024	257,211	0.0
		2,209,113	0.4

	Retailers (Except Food & Drug): 0.7%
299,250	Bass Pro Group, LLC Term Loan B, 7.094%, (US0003M + 5.000%), 09/25/2024	300,466	0.1
249,275	Belk, Inc. Term Loan, 7.088%, (US0003M + 4.750%), 12/12/2022	194,296	0.0
421,809	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.530%, (US0003M + 3.750%), 02/03/2024	422,283	0.1
647,981	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.594%, (US0003M + 2.500%), 08/18/2023	645,898	0.1
100,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.581%, (US0003M + 9.250%), 05/02/2024	99,125	0.0
120,766	Jo-Ann Stores, Inc. 2016 Term Loan, 7.509%, (US0003M + 5.000%), 10/20/2023	120,112	0.0
344,560	Leslies Poolmart, Inc. 2016 Term Loan, 5.594%, (US0003M + 3.500%), 08/16/2023	344,596	0.1
389,266	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.501%, (US0003M + 3.500%), 04/09/2025	391,453	0.1
104,723	National Vision, Inc. 2017 Repriced Term Loan, 4.853%, (US0003M + 2.750%), 11/20/2024	104,723	0.0
399,620	Party City Holdings Inc. 2018 Term Loan B, 4.992%, (US0003M + 2.750%), 08/19/2022	399,963	0.1
244,375	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.609%, (US0003M + 3.250%), 01/26/2023	177,050	0.0
250,000	Sally Holdings, LLC Term Loan B1, 4.350%, (US0003M + 2.250%), 07/05/2024	245,312	0.1
		3,445,277	0.7

	Steel: 0.1%
300,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.505%, (US0003M + 3.500%), 02/12/2025	298,875	0.1

	Surface Transport: 0.1%
148,500	AI Mistral Holdco Limited 2017 Term Loan B, 5.094%, (US0003M + 3.000%), 03/09/2024	148,129	0.0
154,613	Navistar International Corporation 2017 1st Lien Term Loan B, 5.530%, (US0003M + 3.500%), 11/06/2024	155,289	0.0
299,624	PODS, LLC 2018 1st Lien Term Loan, 4.780%, (US0003M + 2.750%), 12/06/2024	299,109	0.1
		602,527	0.1

	Technology: 0.1%
661,632	Almonde, Inc. - Term Loan B 1st Lien, 5.807%, (US0003M + 3.500%), 06/13/2024	650,964	0.1

	Telecommunications: 0.9%
298,500	Altice Financing SA USD 2017 1st Lien Term Loan, 5.098%, (US0003M + 2.750%), 01/31/2026	294,769	0.1
185,000	Asurion LLC 2017 Second Lien Term Loan, 8.094%, (US0003M + 6.000%), 08/04/2025	184,538	0.0
230,453	Asurion LLC 2017 Term Loan B4, 4.844%, (US0003M + 2.750%), 08/04/2022	230,337	0.1
1,000,000	Asurion LLC 2018 Term Loan B6, 4.844%, (US0003M + 2.750%), 11/03/2023	1,000,104	0.2
189,525	Avaya, Inc. 2018 Term Loan B, 6.323%, (US0003M + 4.250%), 12/15/2024	190,255	0.0
909,600	CenturyLink, Inc. 2017 Term Loan B, 4.844%, (US0003M + 2.750%), 01/31/2025	892,382	0.2
147,945	Consolidated Communications, Inc. 2016 Term Loan B, 5.100%, (US0003M + 3.000%), 10/04/2023	146,317	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications: (continued)
147,816	Global Tel*Link Corporation 1st Lien Term Loan, 6.334%, (US0003M + 4.000%), 05/23/2020	$148,509	0.0
150,000	Level 3 Financing Inc. 2017 Term Loan B, 4.334%, (US0003M + 2.250%), 02/22/2024	149,836	0.0
249,375	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.094%, (US0003M + 3.000%), 11/15/2024	250,050	0.1
149,625	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 11/01/2024	150,903	0.0
150,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/2025	150,063	0.0
299,244	Sprint Communications, Inc. 1st Lien Term Loan B, 4.625%, (US0003M + 2.500%), 02/02/2024	298,029	0.1
150,000	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.046%, (US0003M + 5.000%), 03/09/2023	150,094	0.0
360,000	Telenet Financing USD LLC USD Term Loan AN, 4.323%, (US0003M + 2.250%), 08/17/2026	357,919	0.1
		4,594,105	0.9

	Utilities: 0.2%
624,063	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.594%, (US0003M + 2.500%), 01/15/2025	622,372	0.1
148,904	EFS Cogen Holdings I LLC 2016 Term Loan B, 5.590%, (US0003M + 3.500%), 06/28/2023	148,985	0.1
138,224	Helix Gen Funding, LLC Term Loan B, 5.844%, (US0003M + 3.750%), 06/02/2024	138,613	0.0
146,699	Nautilus Power, LLC Term Loan B, 6.344%, (US0003M + 4.250%), 05/16/2024	147,914	0.0
1,017	TEX Operations Co. LLC Exit Term Loan B, 4.094%, (US0003M + 2.000%), 08/04/2023	1,014	0.0
149,244	Vistra Operations Company LLC 2016 Term Loan B2, 4.344%, (US0003M + 2.250%), 12/14/2023	148,607	0.0
		1,207,505	0.2

	Total Bank Loans
	(Cost $103,498,898)	103,058,975	19.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.7%
	Federal Home Loan Mortgage Corporation: 1.3%(8)
6,860,000	(9) 4.000%, 07/01/2048	6,993,716	1.3

	Federal National Mortgage Association: 3.4%(8)
17,280,000	(9) 4.500%, 07/01/2048	17,994,487	3.4
8,643	5.500%, 10/01/2039	9,357	0.0
		18,003,844	3.4

	Total U.S. Government Agency Obligations
	(Cost $24,997,765)	24,997,560	4.7

U.S. TREASURY OBLIGATIONS: 7.7%
	U.S. Treasury Bonds: 0.1%
482,000	3.000%, 02/15/2048	483,224	0.1

	U.S. Treasury Notes: 7.6%
550,000	1.625%, 03/31/2019	547,379	0.1
1,000	2.500%, 05/31/2020	999	0.0
26,794,000	2.500%, 06/30/2020	26,779,870	5.0
1,900,000	2.625%, 06/15/2021	1,900,260	0.4
7,000	2.625%, 06/30/2023	6,967	0.0
11,197,000	2.875%, 05/15/2028	11,216,026	2.1
		40,451,501	7.6

	Total U.S. Treasury Obligations
	(Cost $40,722,311)	40,934,725	7.7

ASSET-BACKED SECURITIES: 17.6%
	Automobile Asset-Backed Securities: 0.0%
166,000	Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/2021	166,283	0.0

	Home Equity Asset-Backed Securities: 0.6%
601,523	GSAA Home Equity Trust 2006-3 A3, 2.391%, (US0001M + 0.300%), 03/25/2036	447,098	0.1
868,202	(4) GSAA Home Equity Trust 2006-4 4A3, 3.617%, 03/25/2036	720,250	0.1
1,355,230	(4) GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	962,452	0.2

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
992,903		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.321%, (US0001M + 0.230%), 02/25/2037	$900,593	0.2
			3,030,393	0.6

		Other Asset-Backed Securities: 15.2%
190,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	190,307	0.0
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 4.259%, (US0003M + 1.900%), 04/30/2031	1,998,170	0.4
130,000	(1)	Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	130,155	0.0
120,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	120,028	0.0
200,000	(1)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	200,389	0.0
2,250,000	(1)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,249,946	0.4
500,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.653%, (US0003M + 2.300%), 04/17/2026	500,084	0.1
750,000	(1)	Atrium CDO Corp. 12A CR, 4.012%, (US0003M + 1.650%), 04/22/2027	744,241	0.1
1,250,000	(1)	Atrium CDO Corp. 12A DR, 5.162%, (US0003M + 2.800%), 04/22/2027	1,245,314	0.2
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	250,141	0.0
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	250,086	0.0
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 3.970%, (US0003M + 1.900%), 07/20/2029	1,999,952	0.4
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 4.267%, (US0003M + 2.150%), 04/20/2031	1,999,850	0.4
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 4.755%, (US0003M + 2.400%), 07/18/2027	496,010	0.1
280,000	(1)	BlueMountain CLO 2012-2A BR, 4.231%, (US0003M + 1.900%), 11/20/2028	280,491	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 4.312%, (US0003M + 1.950%), 10/22/2030	989,508	0.2
1,000,000	(1)	BlueMountain CLO 2013-3A DR, 5.259%, (US0003M + 2.900%), 10/29/2025	994,505	0.2
1,000,000	(1)	BlueMountain CLO 2014-2A DR, 5.359%, (US0003M + 3.000%), 07/20/2026	1,000,085	0.2
180,000	(1)	BlueMountain CLO 2014-4A B1R, 4.169%, (US0003M + 1.850%), 11/30/2026	180,073	0.0
160,000	(1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	160,197	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 4.069%, (US0003M + 1.900%), 04/20/2030	999,985	0.2
2,000,000	(1)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.009%, (US0003M + 2.650%), 04/20/2027	1,982,316	0.4
350,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.248%, (US0003M + 1.900%), 04/15/2029	351,257	0.1
2,000,000	(1)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.616%, (US0003M + 2.250%), 04/27/2027	1,984,530	0.4
150,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 4.259%, (US0003M + 1.900%), 01/20/2029	150,294	0.0
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	250,813	0.0
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	500,593	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 4.203%, (US0003M + 1.850%), 04/30/2031	999,712	0.2
1,000,000	(1)	Chenango Park CLO Ltd. 2018-1AB, 3.937%, (US0003M + 1.850%), 04/15/2030	999,120	0.2
1,000,000	(1)	CIFC Funding 2014-3A DR, 5.512%, (US0003M + 3.150%), 07/22/2026	1,000,163	0.2

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	CIFC Funding 2017-2A C, 4.709%, (US0003M + 2.350%), 04/20/2030	$251,205	0.1
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.796%, (US0001M + 0.705%), 09/25/2035	1,054,980	0.2
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 4.162%, (US0003M + 1.800%), 07/20/2028	1,748,976	0.3
1,091,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,090,892	0.2
650,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	657,979	0.1
1,250,000	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,260,836	0.2
280,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 4.198%, (US0003M + 1.850%), 10/15/2028	280,455	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 3.941%, (US0003M + 1.900%), 04/15/2031	1,751,461	0.3
250,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	251,317	0.1
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.348%, (US0003M + 3.000%), 10/15/2027	1,151,025	0.2
750,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A CR, 4.198%, (US0003M + 1.850%), 04/15/2029	747,646	0.1
250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 4.003%, (US0003M + 1.650%), 01/17/2026	250,002	0.0
250,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 4.703%, (US0003M + 2.350%), 01/17/2026	250,067	0.0
5,000,000	(1)	Invitation Homes 2018-SFR3 D Trust, 3.650%, (US0001M + 1.650%), 07/17/2037	5,000,001	0.9
250,000	(1)	Jay Park CLO Ltd. 2016-1A B, 4.759%, (US0003M + 2.400%), 10/20/2027	250,524	0.0
2,000,000	(1)	LCM XIV L.P. 14A CR, 4.250%, (US0003M + 1.850%), 07/20/2031	1,999,928	0.4
1,350,000	(1)	LCM XVIII L.P. 18A CR, 4.089%, (US0003M + 1.850%), 04/20/2031	1,349,195	0.3
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 4.255%, (US0003M + 1.900%), 04/19/2030	999,580	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 3.942%, (US0003M + 1.850%), 04/15/2031	999,490	0.2
2,000,000	(1)	Magnetite XV Ltd. 2015-15A CR, 3.882%, (US0003M + 1.800%), 07/25/2031	2,000,000	0.4
1,428,792	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,434,483	0.3
2,000,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	1,999,310	0.4
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 5.355%, (US0003M + 3.000%), 08/13/2025	700,143	0.1
1,750,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 4.598%, (US0003M + 2.250%), 07/15/2029	1,757,170	0.3
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 4.209%, (US0003M + 1.850%), 01/20/2031	600,004	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	250,011	0.0
500,000	(1)	Octagon Investment Partners XVI Ltd. 2013-1A D, 5.703%, (US0003M + 3.350%), 07/17/2025	500,059	0.1
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 4.111%, (US0003M + 1.850%), 07/15/2027	999,550	0.2
1,545,000	(1)	OHA Credit Partners IX Ltd 2013-9A DR, 5.659%, (US0003M + 3.300%), 10/20/2025	1,545,216	0.3
1,080,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	1,081,001	0.2
340,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.159%, (US0003M + 1.800%), 01/20/2028	340,475	0.1
300,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 4.603%, (US0003M + 2.250%), 10/17/2027	300,408	0.1
500,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	502,633	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
300,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 4.759%, (US0003M + 2.400%), 07/20/2030	$301,564	0.1
685,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.198%, (US0003M + 4.850%), 10/15/2025	670,649	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 6.173%, (US0003M + 3.950%), 04/15/2026	988,094	0.2
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 8.123%, (US0003M + 5.900%), 04/15/2026	999,142	0.2
1,500,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	1,486,274	0.3
400,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	400,675	0.1
670,000	(1)	Recette CLO Ltd. 2015-1A DR, 5.109%, (US0003M + 2.750%), 10/20/2027	666,336	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,045,326	0.4
120,000	(1)	Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	120,313	0.0
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 4.171%, (US0003M + 1.850%), 11/17/2030	989,445	0.2
2,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	2,567,355	0.5
250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	250,087	0.0
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 5.626%, (US0003M + 1.950%), 07/18/2031	1,999,774	0.4
350,000	(1)	THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	351,106	0.1
300,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	300,343	0.1
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,001,264	0.4
600,000	(1),(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	557,818	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 5.000%, (US0003M + 1.850%), 04/20/2031	1,498,136	0.3
2,000,000	(1)	West CLO 2014-2A BR Ltd., 4.098%, (US0003M + 1.750%), 01/16/2027	1,999,918	0.4
			80,747,956	15.2

		Student Loan Asset-Backed Securities: 1.8%
617,451	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	576,299	0.1
1,086,000	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	1,060,705	0.2
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,874,276	0.7
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	939,458	0.2
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	991,863	0.2
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	983,229	0.2
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	980,254	0.2
			9,406,084	1.8

		Total Asset-Backed Securities
		(Cost $93,337,793)	93,350,716	17.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.3%
5,000,000	(1)	Atrium Hotel Portfolio Trust 2018-ATRM D, 4.262%, (US0001M + 2.300%), 06/15/2035	5,012,487	0.9
5,320,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,608,334	0.7
5,320,000	(1),(4),(5)	BANK 2017-BNK4 XE, 1.633%, 05/15/2050	531,814	0.1
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.794%, 07/15/2060	958,951	0.2
3,290,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	354,867	0.1
75,666,396	(4),(5)	BANK 2018-BNK12 XA, 0.486%, 05/15/2061	1,945,148	0.4
1,000,000	(1),(4)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.206%, 11/26/2047	825,738	0.2
1,458,000	(1),(4)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 F, 5.911%, 04/12/2038	1,497,998	0.3
500,000	(1)	BXMT 2017-FL1 C Ltd., 4.023%, (US0001M + 1.950%), 06/15/2035	501,278	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000	(1)	BXMT 2017-FL1 D Ltd., 4.773%, (US0001M + 2.700%), 06/15/2035	$1,505,603	0.3
8,287,377	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	711,940	0.1
14,660,000	(1),(4),(5)	CD 2016-CD1 Mortgage Trust XB, 0.817%, 08/10/2049	729,364	0.1
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.258%, 11/10/2046	943,572	0.2
27,905,273	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.271%, 10/12/2050	2,070,175	0.4
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 4.993%, 08/15/2045	3,024,643	0.6
4,074,809	(4),(5)	COMM 2012-CR1 XA, 2.050%, 05/15/2045	242,802	0.0
11,505,647	(4),(5)	COMM 2012-CR3 XA, 2.038%, 10/15/2045	750,048	0.1
989,556	(4),(5)	COMM 2012-CR4 XA, 1.944%, 10/15/2045	60,846	0.0
7,373,653	(1),(4),(5)	COMM 2012-LTRT XA, 1.125%, 10/05/2030	232,586	0.0
1,500,000	(1),(4)	COMM 2013-LC6 D Mortgage Trust, 4.441%, 01/10/2046	1,425,043	0.3
6,234,153	(4),(5)	COMM 2014-UBS3 XA, 1.448%, 06/10/2047	301,831	0.1
7,163,490	(4),(5)	COMM 2016-COR1 XA, 1.621%, 10/10/2049	610,832	0.1
2,849,689	(4),(5)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	109,654	0.0
1,000,000	(4)	COMM 2017-COR2 C, 4.715%, 09/10/2050	1,002,183	0.2
21,604,669	(4),(5)	COMM 2017-COR2 XA, 1.334%, 09/10/2050	1,839,936	0.3
2,962,000	(1),(4)	Core Industrial Trust 2015-TEXW E, 3.977%, 02/10/2034	2,909,744	0.5
7,338	(1),(4)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 E, 5.736%, 05/15/2036	7,410	0.0
489,649	(4)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	494,431	0.1
11,359,967	(4),(5)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.038%, 09/15/2050	539,381	0.1
3,170,000	(1),(4)	DBJPM 16-C3 F Mortgage Trust, 4.385%, 09/10/2049	2,167,665	0.4
3,560,000	(1),(4)	DBJPM 16-C3 G Mortgage Trust, 4.385%, 09/10/2049	1,694,739	0.3
6,667,763	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	549,932	0.1
13,450,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.664%, 12/25/2043	763,727	0.1
16,928,081	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.324%, 02/25/2042	1,437,196	0.3
23,763,696	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.672%, 10/25/2021	956,924	0.2
19,240,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.665%, 11/25/2041	1,499,760	0.3
10,470,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	858,263	0.2
1,056,356	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.062%, 08/25/2018	1,646	0.0
48,321,960	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X3, 1.760%, 04/25/2045	570,513	0.1
8,937,711	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.084%, 02/25/2041	464,372	0.1
20,330,706	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.969%, 01/25/2026	3,005,897	0.6
713,083	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,908	0.0
203,197,429	(1),(5)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	415,275	0.1
1,010,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	823,443	0.1
8,490,000	(1),(4),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	117,440	0.0
132,826	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.466%, 06/12/2041	134,899	0.0
500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.522%, 07/15/2046	523,351	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,150,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	$6,018,032	1.1
5,877,177	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	232,185	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.260%, 12/15/2047	1,878,329	0.3
1,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	812,280	0.1
1,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.137%, 01/15/2046	941,427	0.2
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	1,361,449	0.3
34,001,010	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.238%, 07/15/2047	1,155,827	0.2
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.253%, 11/15/2045	997,848	0.2
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.812%, 08/15/2047	1,391,779	0.3
484,517	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/2047	479,467	0.1
64,725,563	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.294%, 10/15/2048	3,090,193	0.6
21,650,828	(4),(5)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 1.055%, 10/15/2050	1,354,950	0.2
1,385	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	1,388	0.0
1,000,000	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	980,227	0.2
760,000	(1),(4)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	775,588	0.1
25,025,461	(1),(4),(5)	LCCM 2017-LC26 XA, 1.689%, 07/12/2050	2,403,558	0.4
13,998,279	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.389%, 03/10/2050	684,379	0.1
966,702	(1),(4)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/2041	966,728	0.2
326,185	(4)	ML-CFC Commercial Mortgage Trust 2006-1 B, 5.982%, 02/12/2039	325,632	0.1
13,723,031	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.237%, 11/15/2046	559,311	0.1
20,260,104	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.261%, 12/15/2047	863,236	0.2
1,660,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 E, 5.054%, 04/15/2047	1,400,700	0.3
1,000,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	983,626	0.2
15,892,155	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.969%, 11/15/2052	903,318	0.2
270,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	278,508	0.0
3,519,000	(1)	PFP 2017-4 E Ltd., 6.923%, (US0001M + 4.850%), 07/14/2035	3,631,450	0.7
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.465%, 11/15/2050	900,518	0.2
1,600,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	1,032,596	0.2
30,000,000	(4),(5)	Wells Fargo Commercial Mortgage Trust 2016-C36 XB, 0.820%, 11/15/2059	1,440,993	0.3
1,120,000	(1)	Wells Fargo Commercial Mortgage Trust 2017-C40 D, 2.700%, 10/15/2050	857,256	0.2
21,076,401	(4),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.139%, 10/15/2050	1,395,049	0.3
2,500,000	(1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.230%, (US0001M + 2.157%), 12/15/2036	2,494,944	0.5
1,060,000	(1),(6),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706, 0.000%, 12/27/2043	1,033,709	0.2
408,742	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	24,726	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,373,576	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.051%, 11/15/2045	$224,042	0.0
760,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	587,346	0.1
1,200,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	478,582	0.1
5,968,267	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	282,630	0.0
60,958,573	(4),(5)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.168%, 03/15/2046	1,518,021	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $97,079,547)		97,477,416	18.3

	Total Long-Term Investments
	(Cost $510,671,992)		508,730,706	95.7

SHORT-TERM INVESTMENTS: 14.7%
		Securities Lending Collateral(10): 0.7%
1,000,000		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $1,000,171, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $1,020,000, due 07/25/18-06/15/53)	1,000,000	0.2
1,000,000		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $1,000,164, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $1,020,000, due 07/05/18-09/09/49)	1,000,000	0.2
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.2
685,058		Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $685,177, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $698,759, due 07/15/18-05/20/68)	685,058	0.1
			3,685,058	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 14.0%
10,654,328	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%	10,654,328	2.0
63,988,000	(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%	63,988,000	12.0
	Total Mutual Funds
	(Cost $74,642,328)		74,642,328	14.0

	Total Short-Term Investments
	(Cost $78,327,386)		78,327,386	14.7

	Total Investments in Securities (Cost $588,999,378)		$587,058,092	110.4
	Liabilities in Excess of Other Assets		(55,374,378)	(10.4)
	Net Assets		$531,683,714	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2018.

BRL	Brazilian Real
CLP	Chilean Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$50,740,104	$–	$50,740,104
Collateralized Mortgage Obligations	–	69,790,524	–	69,790,524
Commercial Mortgage-Backed Securities	–	97,477,416	–	97,477,416
U.S. Treasury Obligations	–	40,934,725	–	40,934,725
Foreign Government Bonds	–	28,380,686	–	28,380,686
Bank Loans	–	103,058,975	–	103,058,975
Asset-Backed Securities	–	93,350,716	–	93,350,716
U.S. Government Agency Obligations	–	24,997,560	–	24,997,560
Short-Term Investments	74,642,328	3,685,058	–	78,327,386
Total Investments, at fair value	$74,642,328	$512,415,764	$–	$587,058,092
Other Financial Instruments+
Centrally Cleared Swaps	–	216,426	–	216,426
Forward Foreign Currency Contracts	–	3,473,400	–	3,473,400
Forward Premium Swaptions	–	100,650	–	100,650
Futures	96,172	–	–	96,172
Total Assets	$74,738,500	$516,206,240	$–	$590,944,740

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(966,175)	$–	$(966,175)
Forward Foreign Currency Contracts	–	(2,682,174)	–	(2,682,174)
Futures	(355,844)	–	–	(355,844)
Total Liabilities	$(355,844)	$(3,648,349)	$–	$(4,004,193)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,850,000	GBP 1,394,158	Barclays Bank PLC	07/13/18	$9,195
USD 678,000	NOK 5,500,036	Barclays Bank PLC	07/13/18	2,404
USD 8,111,000	NOK 65,263,860	Barclays Bank PLC	07/13/18	94,329
USD 2,527,000	EUR 2,179,544	Barclays Bank PLC	07/13/18	(20,181)
NZD 3,776,636	USD 2,597,000	Barclays Bank PLC	07/13/18	(39,060)
USD 1,808,000	EUR 1,553,029	Barclays Bank PLC	07/13/18	(6,988)
USD 462,744	MYR 1,874,346	Barclays Bank PLC	07/13/18	(1,241)
USD 1,145,651	IDR 15,989,851,302	Barclays Bank PLC	07/13/18	30,455
MYR 3,878,876	USD 996,500	Barclays Bank PLC	07/13/18	(36,303)
USD 615,000	GBP 465,322	Barclays Bank PLC	07/13/18	602
USD 462,744	MYR 1,873,421	Barclays Bank PLC	07/13/18	(1,012)
USD 2,389,000	JPY 263,619,102	Barclays Bank PLC	07/13/18	6,307
USD 2,381,000	GBP 1,806,082	Barclays Bank PLC	07/13/18	(3,699)
IDR 665,473,000	USD 47,000	Barclays Bank PLC	07/13/18	(587)
USD 11,404,645	CAD 14,798,649	Barclays Bank PLC	07/13/18	145,925
USD 5,008,000	JPY 549,902,589	Barclays Bank PLC	07/13/18	37,764
USD 3,095,000	CHF 3,055,507	Barclays Bank PLC	07/13/18	6,878
SEK 19,745,625	USD 2,287,206	Barclays Bank PLC	07/13/18	(80,974)
USD 3,690,000	NOK 29,981,236	Barclays Bank PLC	07/13/18	7,262
USD 2,246,000	CHF 2,205,707	Barclays Bank PLC	07/13/18	16,749
USD 2,160,000	CHF 2,145,710	Barclays Bank PLC	07/13/18	(8,614)
NOK 60,376,404	USD 7,518,000	Barclays Bank PLC	07/13/18	(101,678)
EUR 5,026,594	USD 5,866,000	Barclays Bank PLC	07/13/18	8,461
USD 1,729,031	BRL 6,412,786	Barclays Bank PLC	08/10/18	81,824
USD 6,778	ZAR 82,932	Barclays Bank PLC	08/10/18	762
USD 1,729,222	BRL 6,412,786	Barclays Bank PLC	08/10/18	82,015
HUF 215,586,809	USD 796,000	Barclays Bank PLC	08/10/18	(29,650)
USD 5,361,664	CLP 3,401,868,320	Barclays Bank PLC	08/10/18	154,761
MXN 801,179	USD 39,085	Barclays Bank PLC	08/10/18	1,008
GBP 1,839,371	USD 2,465,000	BNP Paribas	07/13/18	(36,349)
NZD 4,347,598	USD 3,005,000	BNP Paribas	07/13/18	(60,344)
NZD 8,524,218	USD 5,873,000	BNP Paribas	07/13/18	(99,493)
USD 2,448,000	GBP 1,844,039	BNP Paribas	07/13/18	13,185
USD 658,000	GBP 495,890	BNP Paribas	07/13/18	3,241
NZD 4,342,256	USD 2,951,000	BNP Paribas	07/13/18	(9,962)
NZD 6,697,025	USD 4,589,000	BNP Paribas	07/13/18	(53,062)
USD 4,238,000	EUR 3,619,378	BNP Paribas	07/13/18	8,119
USD 1,912,000	EUR 1,644,581	BNP Paribas	07/13/18	(9,983)
USD 896,000	NZD 1,271,348	BNP Paribas	07/13/18	34,908
USD 1,418,000	BRL 5,230,548	BNP Paribas	08/10/18	74,466
JPY 264,748,284	USD 2,412,000	Citibank N.A.	07/13/18	(19,101)
CAD 7,632,609	USD 5,787,000	Citibank N.A.	07/13/18	19,841
USD 2,462,000	AUD 3,252,639	Citibank N.A.	07/13/18	54,795

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,647,000	AUD 3,598,453	Citibank N.A.	07/13/18	$(16,134)
USD 10,618,000	NZD 15,168,756	Citibank N.A.	07/13/18	344,105
EUR 2,654,941	USD 3,074,000	Citibank N.A.	07/13/18	28,766
CAD 3,897,389	USD 2,936,000	Citibank N.A.	07/13/18	29,110
USD 814,000	SEK 7,285,902	Citibank N.A.	07/13/18	(73)
USD 752,000	NOK 6,086,362	Citibank N.A.	07/13/18	4,383
AUD 3,379,615	USD 2,501,000	Citibank N.A.	07/13/18	176
USD 3,100,000	NZD 4,472,032	Citibank N.A.	07/13/18	71,064
AUD 10,367,329	USD 7,721,000	Citibank N.A.	07/13/18	(48,374)
JPY 8,594,029	USD 78,000	Citibank N.A.	07/13/18	(324)
GBP 10,655,485	USD 14,275,000	Citibank N.A.	07/13/18	(205,808)
EUR 6,464,906	USD 7,608,000	Citibank N.A.	07/13/18	(52,618)
CHF 736,217	USD 739,000	Citibank N.A.	07/13/18	5,075
CZK 603,428	USD 28,000	Citibank N.A.	08/10/18	(808)
CZK 20,189,269	USD 996,500	Citibank N.A.	08/10/18	(86,707)
HUF 53,959,905	USD 199,000	Citibank N.A.	08/10/18	(7,188)
COP 68,146	USD 24	Citibank N.A.	08/10/18	–
CZK 4,519,882	USD 207,000	Citibank N.A.	08/10/18	(3,320)
HUF 215,204,161	USD 798,000	Citibank N.A.	08/10/18	(33,010)
CZK 9,791,070	USD 463,000	Citibank N.A.	08/10/18	(21,783)
USD 487,500	CZK 10,134,545	Citibank N.A.	08/10/18	30,805
CZK 1,209,482	USD 56,000	Citibank N.A.	08/10/18	(1,497)
USD 487,500	CZK 10,126,418	Citibank N.A.	08/10/18	31,171
USD 7,917,000	AUD 10,770,095	Credit Suisse International	07/13/18	(53,704)
USD 2,198,000	NOK 17,838,931	Credit Suisse International	07/13/18	6,759
NZD 3,519,629	USD 2,458,000	Credit Suisse International	07/13/18	(74,133)
USD 4,725,000	AUD 6,351,370	Credit Suisse International	07/13/18	24,495
USD 6,875,000	EUR 5,818,333	Credit Suisse International	07/13/18	75,253
USD 5,168,000	AUD 6,992,742	Credit Suisse International	07/13/18	(7,170)
USD 4,580,000	GBP 3,443,974	Deutsche Bank AG	07/13/18	32,677
EUR 4,146,801	USD 4,835,000	Deutsche Bank AG	07/13/18	11,267
USD 2,398,000	EUR 2,059,971	Deutsche Bank AG	07/13/18	(9,439)
USD 1,104,000	CAD 1,444,638	Deutsche Bank AG	07/13/18	4,928
USD 1,645,000	JPY 181,592,702	Deutsche Bank AG	07/13/18	3,694
AUD 1,492,594	USD 1,101,000	Deutsche Bank AG	07/13/18	3,635
JPY 552,039,352	USD 5,008,000	Deutsche Bank AG	07/13/18	(18,451)
CAD 16,168,303	USD 12,468,000	Deutsche Bank AG	07/13/18	(167,255)
USD 7,893,000	SEK 68,127,695	Deutsche Bank AG	07/13/18	280,910
EUR 274,309	USD 324,000	Deutsche Bank AG	07/13/18	(3,422)
USD 5,915,000	NOK 47,960,600	Goldman Sachs International	07/13/18	23,771
USD 531,000	SEK 4,786,306	Goldman Sachs International	07/13/18	(3,787)
CHF 2,432,004	USD 2,443,000	Goldman Sachs International	07/13/18	14,964
EUR 3,219,650	USD 3,728,000	Goldman Sachs International	07/13/18	34,728
NOK 66,188,847	USD 8,251,949	Goldman Sachs International	07/13/18	(121,657)
USD 3,817,000	NOK 31,217,960	Goldman Sachs International	07/13/18	(17,651)
EUR 8,892,781	USD 10,519,354	Goldman Sachs International	07/13/18	(126,573)
SEK 68,557,579	USD 7,932,000	Goldman Sachs International	07/13/18	(271,878)
AUD 10,439,470	USD 7,945,000	Goldman Sachs International	07/13/18	(218,984)
USD 9,325,000	CHF 9,163,366	Goldman Sachs International	07/13/18	63,822
CHF 5,513,721	USD 5,601,000	Goldman Sachs International	07/13/18	(28,424)
IDR 1,961,063,238	USD 137,967	Goldman Sachs International	07/13/18	(1,195)
USD 545,000	PHP 29,088,830	Goldman Sachs International	07/13/18	350
CAD 6,170,326	USD 4,641,000	Goldman Sachs International	07/13/18	53,346
USD 1,167,236	GBP 870,771	Goldman Sachs International	07/13/18	17,495
USD 1,861,056	RUB 116,771,323	Goldman Sachs International	08/10/18	9,508
USD 1,030,000	PLN 3,770,604	Goldman Sachs International	08/10/18	22,788
USD 61	HUF 15,336	Goldman Sachs International	08/10/18	7
COP 27,581	USD 9	Goldman Sachs International	08/10/18	–
USD 1,073,000	PLN 3,969,526	Goldman Sachs International	08/10/18	12,651
USD 1,861,086	RUB 116,771,323	Goldman Sachs International	08/10/18	9,538
BRL 185,420	USD 50,000	Goldman Sachs International	08/10/18	(2,372)
BRL 3,061,765	USD 783,000	Goldman Sachs International	08/10/18	3,454
USD 1,861,155	RUB 116,771,323	Goldman Sachs International	08/10/18	9,607
BRL 3,007,346	USD 783,000	Goldman Sachs International	08/10/18	(10,524)
CLP 322,347,259	USD 516,000	Goldman Sachs International	08/10/18	(22,615)
USD 171,000	RUB 10,686,532	Goldman Sachs International	08/10/18	1,552
CZK 9,823,397	USD 464,000	Goldman Sachs International	08/10/18	(21,326)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
RUB 2,691,130	USD 41,952	Goldman Sachs International	08/10/18	$719
USD 1,861,426	RUB 116,771,323	Goldman Sachs International	08/10/18	9,878
USD 1,732,155	BRL 6,412,786	HSBC Bank USA N.A.	08/10/18	84,948
USD 1,109,586	MXN 22,336,679	HSBC Bank USA N.A.	08/10/18	(8,191)
USD 7,038	TRY 29,850	HSBC Bank USA N.A.	08/10/18	647
USD 2,571,089	PEN 8,430,408	HSBC Bank USA N.A.	08/10/18	7,927
USD 2,850	PLN 9,638	HSBC Bank USA N.A.	08/10/18	276
JPY 359,978,802	USD 3,281,486	JPMorgan Chase Bank N.A.	07/13/18	(27,856)
USD 1,731,000	EUR 1,489,090	JPMorgan Chase Bank N.A.	07/13/18	(9,264)
CAD 3,145,521	USD 2,366,000	JPMorgan Chase Bank N.A.	07/13/18	27,093
USD 14,841,243	AUD 19,484,856	JPMorgan Chase Bank N.A.	07/13/18	420,941
CHF 10,974,301	USD 11,171,511	JPMorgan Chase Bank N.A.	07/13/18	(80,067)
CHF 621,294	USD 625,000	JPMorgan Chase Bank N.A.	07/13/18	2,926
USD 610,000	CHF 603,481	JPMorgan Chase Bank N.A.	07/13/18	78
USD 975,000	CHF 969,675	JPMorgan Chase Bank N.A.	07/13/18	(5,026)
USD 8,274,877	NZD 11,756,845	JPMorgan Chase Bank N.A.	07/13/18	311,890
USD 2,615,000	EUR 2,251,953	JPMorgan Chase Bank N.A.	07/13/18	(16,804)
JPY 216,533,311	USD 1,972,000	JPMorgan Chase Bank N.A.	07/13/18	(14,887)
USD 741,000	CAD 982,529	JPMorgan Chase Bank N.A.	07/13/18	(6,502)
JPY 263,744,475	USD 2,397,000	JPMorgan Chase Bank N.A.	07/13/18	(13,174)
USD 1,681,000	AUD 2,244,460	JPMorgan Chase Bank N.A.	07/13/18	19,926
JPY 90,186,204	USD 817,000	JPMorgan Chase Bank N.A.	07/13/18	(1,862)
CZK 18,902,263	USD 894,000	JPMorgan Chase Bank N.A.	08/10/18	(42,204)
USD 1,847,000	HUF 494,773,529	JPMorgan Chase Bank N.A.	08/10/18	88,221
USD 3,629,000	GBP 2,736,438	Morgan Stanley	07/13/18	15,887
CAD 807,908	USD 608,000	Morgan Stanley	07/13/18	6,651
AUD 873,406	USD 664,000	Morgan Stanley	07/13/18	(17,612)
USD 3,846,000	NOK 31,507,610	Morgan Stanley	07/13/18	(24,230)
CAD 778,754	USD 585,000	Morgan Stanley	07/13/18	7,471
GBP 4,577,663	USD 6,090,000	Morgan Stanley	07/13/18	(45,787)
USD 3,150,000	GBP 2,396,336	Morgan Stanley	07/13/18	(14,052)
USD 2,058,000	CHF 2,043,677	Morgan Stanley	07/13/18	(7,492)
NOK 17,250,112	USD 2,118,000	Morgan Stanley	07/13/18	914
GBP 6,412,180	USD 8,390,000	Morgan Stanley	07/13/18	76,455
NZD 2,606,088	USD 1,830,000	Morgan Stanley	07/13/18	(64,880)
USD 5,980,000	GBP 4,529,126	Morgan Stanley	07/13/18	(126)
USD 12,692,000	CAD 16,523,319	Morgan Stanley	07/13/18	121,161
USD 7,620,000	GBP 5,689,098	Morgan Stanley	07/13/18	108,281
AUD 2,624,492	USD 1,948,000	The Bank of New York Mellon	07/13/18	(5,673)
				$791,226

At June 30, 2018, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro-Bobl 5-Year	(230)	09/06/18	$(35,500,111)	$(284,746)
U.S. Treasury 10-Year Note	(118)	09/19/18	(14,182,125)	(71,098)
U.S. Treasury 2-Year Note	(93)	09/28/18	(19,700,016)	8,545
U.S. Treasury 5-Year Note	(94)	09/28/18	(10,680,016)	7,898
U.S. Treasury Long Bond	(13)	09/19/18	(1,885,000)	5,357
U.S. Treasury Ultra 10-Year Note	(195)	09/19/18	(25,005,703)	74,372
			$(106,952,971)	$(259,672)

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.	Buy	(1.000)	06/20/23	USD	3,500,000	$(53,932)	$(6,073)
						$(53,932)	$(6,073)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Sell	5.000	06/20/23	USD 22,139,000	$1,271,974	$12,262
					1,271,974	$12,262

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 06/30/18 (%) (7)	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	Sell	1.000	06/20/23	0.831	USD	3,500,000	$26,303	$(2,064)
							26,303	$(2,064)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.765%	Annual	06/01/27	PLN	6,000,000	$(10,307)	$(10,353)
Pay	3-month USD-LIBOR	Quarterly	2.596	Semi-Annual	04/11/20	USD	90,000,000	(268,828)	(268,828)
Pay	3-month USD-LIBOR	Quarterly	2.026	Semi-Annual	03/12/22	USD	258,000	(7,775)	(7,776)
Pay	3-month USD-LIBOR	Quarterly	2.246	Semi-Annual	03/12/25	USD	49,000	(2,005)	(2,005)
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	(669,076)	(669,076)
Receive	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	04/13/20	USD	23,800,000	61,613	61,613
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	19,503	19,503
Receive	3-month USD-LIBOR	Quarterly	2.839	Semi-Annual	04/11/28	USD	12,000,000	123,048	123,048
								$(753,827)	$(753,874)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	14,110,000	$(751,357)	$18,672
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	20,046,000	(1,059,932)	33,183
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	14,110,000	(764,762)	5,134
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	14,110,000	(755,943)	13,888
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	22,284,000	(1,185,509)	29,773
								$(4,517,503)	$100,650

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,473,400
Interest rate contracts	Futures contracts	96,172
Credit contracts	Credit default swaps*	12,262
Interest rate contracts	Interest rate swaps*	204,164
Interest rate contracts	Forward premium swaptions	100,650
Total Asset Derivatives		$3,886,648

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,682,174
Interest rate contracts	Futures contracts	355,844
Credit contracts	Credit default swaps*	8,137
Interest rate contracts	Interest rate swaps*	958,038
Total Liability Derivatives		$4,004,193

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$-	$686,701	$133,919	$619,291	$106,507	$337,111	$288,178	$93,798	$871,075	$336,820	$-	$-	$3,473,400
Forward premium swaptions	18,672	33,183		-		-	-	-	-	-	48,795	-	100,650
Total Assets	$18,672	$719,884	$133,919	$619,291	$106,507	$337,111	$288,178	$93,798	$871,075	$336,820	$48,795	$-	$3,555,378

Liabilities:
Forward foreign currency contracts	$-	$329,987	$269,193	$496,745	$135,007	$198,567	$846,986	$8,191	$217,646	$174,179	$-	$5,673	$2,682,174
Total Liabilities	$-	$329,987	$269,193	$496,745	$135,007	$198,567	$846,986	$8,191	$217,646	$174,179	$-	$5,673	$2,682,174

Net OTC derivative instruments by counterparty, at fair value	$18,672	$389,897	$(135,274)	$122,546	$(28,500)	$138,544	$(558,808)	$85,607	$653,429	$162,641	$48,795	$(5,673)	891,876

Total collateral pledged by the Fund/(Received from counterparty)	$-	$(389,897)	$-	$-		$-	$-	$-	$(510,000)	$-		$-	$(899,897)

Net Exposure(1)(2)	$18,672	$-	$(135,274)	$122,546	$(28,500)	$138,544	$(558,808)	$85,607	$143,429	$162,641	$48,795	$(5,673)	$(8,021)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At June 30, 2018, the Fund had received $480,000 in cash collateral from Barclays Bank PLC. In addition, the Fund had pledged $151,000 in cash collateral to Citibank N.A. Excess cash collateral is not show nfor financial reporting purposes.

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $591,065,085.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,536,615
Gross Unrealized Depreciation	(10,897,909)

Net Unrealized Depreciation	$(2,361,294)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Funds Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2018